united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

           Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

           225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

           CT CORPORATION SYSTEM

           1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

ITEM 1. REPORTS TO SHAREHOLDERS.

Semi-Annual Report	December 31, 2022

Eventide Core Bond Fund

Eventide Dividend Opportunities Fund

Eventide Exponential Technologies Fund

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

Eventide Large Cap Focus Fund

Eventide Limited-Term Bond Fund

Eventide Multi-Asset Income Fund

Eventide Asset Management, LLC
One International Place, Suite 4210
Boston, MA 02110
1-877-771-3836
E V E N T I D E	1

S E M I - A N N U A L R E P O R T	December 31, 2022

Shareholder Letter (Unaudited)

Market volatility spikes two kinds of fear: Fear of missing out and fear of loss.

If someone asked me in January of 2022 to predict some of the key news and market headlines over the next twelve months, I would have been way off.

Russia invaded Ukraine. Confidence in cryptocurrencies crumbled from scandals and selloffs. The energy sector was the top-performing sector in the S&P 500. Among other extreme weather events, monsoons left a third of Pakistan under water. In June, inflation hit its highest rate since the early 1980s. China re-opened its borders after three years of a zero-tolerance Covid policy. And in U.S. politics, the “red wave” that many people thought would happen in the midterms was little more than a red ripple.

Alongside these events, there were macroeconomic factors putting pressure on markets–the result of government spending (fiscal policy), interest rates (monetary policy), and our position in the market cycle.

Fear encourages poor investor behavior

These headlines can spike fear for you as an investor.

Fear of missing out on opportunities that could make you rich and fear of losing money if you don’t react quickly enough.

It is well known that fear encourages poor investor behavior. History shows that investor responses, though attempting to capitalize on market opportunities, often result in actual returns being lower than the broader market’s returns, meaning they would have been better off riding the ups and downs of the market without making tactical moves.

So what do you do in times of market volatility?

Develop timeless convictions to counter fear.

Timeless convictions counter fear

It is a part of our regular rhythm at Eventide to repeat our timeless convictions out loud to each other. Some of them are even fixed on our walls and our coffee cups. Our convictions anchor us as we navigate the ups and downs of the market with courage rather than fear.

We remain committed to our strongest investment conviction, our investment philosophy, a philosophy that is rooted in our understanding of who people are, how they operate, and how they flourish. It states, “We believe high-quality companies that excel at creating value for others and trade at a discount to intrinsic value offer superior long-term risk-adjusted returns.” It is within this conviction that we can make decisions to navigate volatile market conditions.

E V E N T I D E	2

S E M I - A N N U A L R E P O R T	December 31, 2022

Conclusion

To you, our shareholders, we are grateful for your trust. If someone were to ask me to predict some of the headline events that will take place in 2023, I would be just as off as I would have been last year. Thankfully, our investment approach isn’t dependent on our ability to predict the unpredictable—We don’t let fear of missing out or fear of loss guide our approach.

On your behalf and in your interest, our aim is to make strategically anchored, long-term decisions based on firmly held convictions. We believe this leads to portfolios that are better for our investors and better for the world.

Thank you for your trust,

Robin John

CEO, Founding Member

This information is for use with concurrent or prior delivery of a fund prospectus, which can be obtained at https://www.eventidefunds.com/prospectus or by calling 1-877-771-EVEN (3836). Investors should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. Eventide Mutual Funds are distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC, which is not affiliated with Eventide Asset Management, LLC.

7087-NLD 01/31/2023

E V E N T I D E	3

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Core Bond Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

Average Annual Total Return through December 31, 20221, as compared to its benchmark:

	Six Month		Since
	Return	1 Year Return	Inception [2]
Class N	-2.76%	-13.65%	-7.04%
Class A without load	-2.63%	-13.61%	-7.04%
Class A with 5.75% load	-8.18%	-18.61%	-9.29%
Class C	-3.13%	-14.23%	-7.73%
Class I	-2.51%	-13.25%	-6.80%
Bloomberg U.S. Aggregate Bond Index [3]	-2.97%	-13.01%	-6.28%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower absent the manager’s fee waiver. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.83%, 1.58%, 0.78% and 0.58% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses before waiver are 1.01%, 1.76%, 0.96% and 0.76% for Class A shares, Class C shares, Class N shares and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Core Bond Fund commenced operations on July 31, 2020.

3.	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar -denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

Holdings by Industry or Asset Class	% of Net Assets
Agency Fixed Rate	18.0%
Electric Utilities	17.0%
Banking	9.0%
Government Sponsored	6.9%
Auto Loan	6.1%
Real Estate Investment Trusts	5.1%
Institutional Financial Services	3.5%
Insurance	3.4%
Engineering & Construction	3.0%
Machinery	2.6%
Other / Cash & Cash Equivalents	25.4%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	4

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Dividend Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

Average Annual Total Return through December 31, 20221, as compared to its benchmarks:

	Six Month			Since
	Return	1 Year Return	5 Year Return	Inception [2]
Class N	2.15%	-21.87%	7.86%	7.97%
Class A without load	2.12%	-21.91%	7.81%	7.92%
Class A with 5.75% load	-3.76%	-26.41%	6.54%	6.71%
Class C	1.70%	-22.55%	7.00%	7.12%
Class I	2.24%	-21.75%	8.08%	8.18%
Russell Midcap Total Return Index [3]	5.43%	-17.32%	7.10%	7.95%
Russell Midcap Value Index [4]	5.01%	-12.03%	5.72%	6.52%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.20%, 1.95%, 1.15% and 0.95% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2023. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Dividend Opportunities Fund commenced operations on September 29, 2017.

3.	The Russell Midcap Total Return Index measures the performance of the mid-cap segment of the US equity universe. It is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership, representing approximately 31% of the total market capitalization of the Russell 1000 companies. It is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. Investors cannot invest directly in an index.

4.	The Russell Midcap Value Index measures the performance of the mid-capitalization U.S. equities that exhibit value characteristics. It includes those Russell Midcap Index companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years). Investors cannot invest directly in an index.

Holdings by Industry or Asset Class	% of Net Assets
Electric Utilities	11.7%
Electrical Equipment	11.5%
Medical Equipment & Devices	8.8%
Oil & Gas Producers	8.8%
Technology Services	5.7%
Chemicals	4.8%
Software	4.5%
Institutional Financial Services	4.1%
Semiconductors	4.1%
Banking	3.3%
Other / Cash & Cash Equivalents	32.7%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings

E V E N T I D E	5

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Exponential Technologies Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

Average Annual Total Return through December 31, 20221, as compared to its benchmarks:

	Six Month		Since
	Return	1 Year Return	Inception [2]
Class N	-9.62%	-45.08%	0.05%
Class A without load	-9.70%	-45.08%	0.05%
Class A with 5.75% load	-14.91%	-48.24%	-2.29%
Class C	-10.12%	-45.56%	-0.72%
Class I	-9.57%	-44.98%	0.25%
S&P 500 Total Return Index [3]	2.31%	-18.11%	10.62%
S&P North American Technology Sector Industry Index [4]	-4.88%	-35.36%	1.10%
Exponential Technologies Blended Index [5]	-4.01%	-35.04%	1.44%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.68%, 2.43%, 1.63% and 1.43% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2023. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. Redemptions within 180 days of purchase are subject to a redemption fee of 1.00%. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

3.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

4.	The S&P North American Technology Sector Industry Index provides investors with a benchmark that represents U.S. securities classified under the GICS® information technology sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries. Investors cannot invest directly in an index.

5.	The Exponential Technologies Blended Index is comprised of 50% of the S&P North American Technology Software Index, 20% of the S&P Technology Hardware Select Industry Index, 20% of the Philadelphia Stock Exchange Semiconductor Index and 10% of the S&P 500 Communications Services Sector. The Eventide Exponential Technologies Blended Index rebalances its weightings on a monthly frequency. Investors cannot invest directly in an index.

Holdings by Industry or Asset Class	% of Net Assets
Software	48.1%
Semiconductors	17.9%
Specialty Finance	7.2%
Industrial Intermediate Prod	4.9%
Technology Services	4.4%
Infrastructure REIT	3.1%
Renewable Energy	3.1%
E-Commerce Discretionary	2.7%
Advertising & Marketing	1.8%
Consumer Services	1.8%
Other / Cash & Cash Equivalents	5.0%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	6

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Gilead Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

Average Annual Total Return through December 31, 20221, as compared to its benchmarks:

	Six Month				Since	Since	Since
	Return	1 Year Return	5 Year Return	10 Year Return	Inception [2]	Inception [3]	Inception [4]
Class N	-1.43%	-34.05%	8.25%	13.39%	12.67%	N/A	N/A
Class A without load	-1.44%	-34.08%	8.21%	13.35%	N/A	14.20%	N/A
Class A with 5.75% load	-7.10%	-37.87%	6.94%	12.68%	N/A	13.69%	N/A
Class C	-1.80%	-34.57%	7.39%	12.48%	N/A	13.33%	N/A
Class I	-1.33%	-33.92%	8.47%	13.62%	N/A	N/A	13.23%
S&P 500 Total Return Index [5]	2.31%	-18.11%	9.42%	12.56%	10.13%	12.61%	12.34%
Russell Midcap Growth Index [6]	6.20%	-26.72%	7.64%	11.41%	9.71%	12.44%	11.91%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the Fund’s most recent prospectus, total annual Fund expenses are 1.36%, 2.11%, 1.31%, and 1.11% for Class A shares, Class C shares, Class N shares and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Class N commenced operations on July 8, 2008.

3.	Class A and Class C commenced operations on October 28, 2009.

4.	Class I commenced operations on February 2, 2010.

5.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

6.	The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

Holdings by Industry or Asset Class	% of Net Assets
Software	20.2%
Medical Equipment & Devices	11.2%
Biotech & Pharma	9.8%
Electric Equipment	6.6%
Semiconductors	5.9%
Electric Utilities	4.9%
Transportation & Logistics	3.8%
Technology Services	3.4%
Commercial Support Services	3.3%
Specialty Finance	2.8%
Other / Cash & Cash Equivalents	28.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	7

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Healthcare & Life Sciences Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

Average Annual Total Return through December 31, 20221, as compared to its benchmarks:

	Six Month				Since
	Return	1 Year Return	5 Year Return	10 Year Return	Inception [2]
Class N	22.91%	-19.77%	7.59%	15.51%	15.52%
Class A without load	22.84%	-19.83%	7.53%	15.43%	15.44%
Class A with 5.75% load	15.78%	-24.44%	6.26%	14.75%	14.76%
Class C	22.44%	-20.42%	6.73%	14.58%	14.59%
Class I	23.03%	-19.62%	7.80%	15.73%	15.74%
S&P 500 Total Return Index [3]	2.31%	-18.11%	9.42%	12.56%	12.61%
S&P Biotechnology Select Industry Index [4]	12.04%	-25.62%	-0.27%	11.14%	11.20%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the Fund’s most recent prospectus, total annual Fund expenses, including acquired fund fees, are 1.56%, 2.31%, 1.51% and 1.31% for Class A shares, Class C shares, Class N shares and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

3.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

4.	The S&P Biotechnology Select Industry Index is designed to measure the performance of narrow GICS® sub-industries and is comprised of stock in the S&P Total Market Index that are classified in the GICS biotechnology sub-industry. Investors cannot invest directly in an index.

Holdings by Industry or Asset Class	% of Net Assets
Biotech & Pharma	69.9%
Medical Equipment & Devices	13.8%
Short-Term Investments	4.9%
Software	4.4%
Other / Cash & Cash Equivalents	7.0%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	8

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Large Cap Focus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

Average Annual Total Return through December 31, 20221, as compared to its benchmark:

	Six Month	Since
	Return	Inception [2]
Class N	-2.69%	-2.69%
Class A without load	-2.68%	-2.68%
Class A with 5.75% load	-8.27%	-8.27%
Class C	-3.00%	-3.00%
Class I	-2.65%	-2.65%
S&P 500 Total Return Index [3]	2.31%	2.31%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower absent the manager’s fee waiver. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.19%, 1.94%, 1.14% and 0.94% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses before waiver are 1.46%, 2.21%, 1.41% and 1.21% for Class A shares, Class C shares, Class N shares and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Large Cap Focus Fund commenced operations on June 30, 2022.

3.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

Holdings by Industry or Asset Class	% of Net Assets
Software	24.1%
Medical Equipment & Devices	10.9%
Biotech & Pharma	8.9%
Semiconductors	8.7%
Commercial Support Services	5.6%
Retail - Discretionary	5.5%
Electrical Equipment	4.7%
Short-Term Investments	4.4%
Institutional Financial Services	3.8%
Technology Services	3.3%
Other / Cash & Cash Equivalents	20.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	9

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Limited-Term Bond Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

Average Annual Total Return through December 31, 20221, as compared to its benchmarks:

	Six Month				Since	Since
	Return	1 Year Return	5 Year Return	10 Year Return	Inception [2]	Inception [3]
Class N	-0.34%	-5.80%	N/A	N/A	N/A	0.62%
Class A without load	-0.46%	-5.84%	0.21%	1.06%	1.82%	N/A
Class A with 5.75% load	-6.14%	-11.23%	-0.96%	0.47%	1.34%	N/A
Class C	-0.72%	-6.56%	N/A	N/A	N/A	-0.17%
Class I	-0.23%	-5.57%	0.49%	0.90%	1.51%	N/A
Bloomberg 1-5 Year Government/Credit Index [4]	-0.99%	-5.49%	0.85%	0.98%	1.26%	0.88%
Bloomberg U.S. Intermediate Aggregate Bond Index [5]	-2.18%	-9.50%	0.31%	1.00%	1.60%	0.38%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower absent the manager’s fee waiver. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.80%, 1.55%, 0.75% and 0.55% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2023. Per the Fund’s most recent prospectus, total annual Fund expenses before waiver are 0.89%, 1.64%, 0.84% and 0.64% for Class A shares, Class C shares, Class N shares and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Class A and Class I commenced operations on July 28, 2010.

3.	Class N and Class C commenced operations on December 14, 2018.

4.	The Bloomberg 1-5 Year Government/Credit Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. Investors cannot invest directly in an index.

5.	The Bloomberg U.S. Intermediate Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Investors cannot invest directly in an index.

Holdings by Industry or Asset Class	% of Net Assets
Electric Utilities	14.9%
Government Sponsored	11.9%
Government Owned, No Guarantee	10.8%
Banking	10.4%
Real Estate Investment Trusts	7.5%
Auto Loan	5.7%
Insurance	4.4%
Engineering & Construction	3.4%
Retail - Discretionary	3.4%
Institutional Financial Services	2.2%
Other / Cash & Cash Equivalents	25.4%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	10

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

Average Annual Total Return through December 31, 20221, as compared to its benchmarks:

	Six Month			Since
	Return	1 Year Return	5 Year Return	Inception [2]
Class N	0.38%	-15.45%	4.93%	5.79%
Class A without load	0.35%	-15.53%	4.91%	5.76%
Class A with 5.75% load	-5.41%	-20.40%	3.68%	4.93%
Class C	-0.02%	-16.13%	4.08%	4.95%
Class I	0.48%	-15.28%	5.13%	5.99%
Russell Midcap Total Return Index [3]	5.43%	-17.32%	7.10%	8.12%
Russell Midcap Value Index [4]	5.01%	-12.03%	5.72%	7.29%
Bloomberg U.S. Intermediate Aggregate Bond Index [5]	-2.18%	-9.50%	0.31%	0.83%
Multi-Asset Income Blended Index [6]	1.83%	-13.07%	4.19%	4.83%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.07%, 1.82%, 1.02% and 0.82% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2023. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

3.	The Russell Midcap Total Return Index measures the performance of the mid-cap segment of the US equity universe. It is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership, representing approximately 31% of the total market capitalization of the Russell 1000 companies. It is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. Investors cannot invest directly in an index.

4.	The Russell Midcap Value Index measures the performance of the mid-capitalization U.S. equities that exhibit value characteristics. It includes those Russell Midcap Index companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years). Investors cannot invest directly in an index.

5.	The Bloomberg U.S. Intermediate Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Investors cannot invest directly in an index.

6.	The Multi-Asset Income Blended Index is comprised of 50% of the Russell Midcap Total Return Index and 50% of the Bloomberg U.S. Intermediate Aggregate Bond Index. The Eventide Multi-Asset Income Blended Index rebalances its weightings on a monthly frequency. Investors cannot invest directly in an index.
E V E N T I D E	11

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2022

Holdings by Industry or Asset Class	% of Net Assets
Electric Utilities	13.1%
Agency Fixed Rate	9.7%
Banking	6.2%
Electric Equipment	6.2%
Oil & Gas Producers	5.4%
Government Sponsored	5.3%
Medical Equipment & Devices	4.1%
Government Owned, No Guarantee	3.6%
Real Estate Investment Trusts	3.6%
Semiconductors	3.4%
Other / Cash & Cash Equivalents	39.4%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	12

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 8.4%
	AUTO LOAN — 6.1%
1,375,000	CarMax Auto Owner Trust Series 2020-4 C		1.3000	08/17/26	$1,255,588
1,000,000	CarMax Auto Owner Trust Series 2021-2 C		1.3400	02/16/27	905,116
1,150,000	World Omni Auto Receivables Trust Series 2019-B C		3.0300	01/15/26	1,137,811
					3,298,515
	OTHER ABS — 2.3%
1,350,000	PFS Financing Corporation Series 2020-G A1		0.9700	02/15/26	1,274,528

	TOTAL ASSET BACKED SECURITIES (Cost $4,916,914)				4,573,043

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.5%
	AUTOMOTIVE — 0.9%
600,000	Dana, Inc.		4.2500	09/01/30	484,254

	BANKING — 9.0%
1,375,000	Bank of America Corporation[2]	US0003M + 0.870%	2.4560	10/22/25	1,300,742
1,375,000	JPMorgan Chase & Company[2]	SOFRRATE + 0.600%	0.6530	09/16/24	1,326,609
1,200,000	National Bank of Canada[2]	H15T1Y + 0.400%	0.5500	11/15/24	1,149,201
1,000,000	Royal Bank of Canada		1.1500	07/14/26	882,923
250,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	232,923
					4,892,398
	BIOTECH & PHARMA — 1.4%
750,000	Zoetis, Inc.		5.4000	11/14/25	766,467

	ELEC & GAS MARKETING & TRADING — 1.6%
700,000	Consolidated Edison Company of New York, Inc.		3.9500	04/01/50	561,777
350,000	Southern Power Company		0.9000	01/15/26	308,821
					870,598
	ELECTRIC UTILITIES — 17.0%
375,000	AES Corporation (The)		1.3750	01/15/26	333,768
500,000	Ameren Illinois Company		5.9000	12/01/52	550,269
250,000	Avangrid, Inc.		3.1500	12/01/24	239,246

See accompanying notes to financial statements.

E V E N T I D E	13

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.5% (Continued)
	ELECTRIC UTILITIES — 17.0% (Continued)
500,000	CenterPoint Energy, Inc.[2]	SOFRRATE + 0.650%	4.6090	05/13/24	$494,276
1,225,000	DTE Electric Company		3.9500	03/01/49	1,018,769
250,000	Duke Energy Florida, LLC		2.5000	12/01/29	215,192
650,000	Interstate Power and Light Company		3.5000	09/30/49	469,871
1,175,000	MidAmerican Energy Company		4.2500	07/15/49	1,010,461
1,150,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	855,357
810,000	NextEra Energy Capital Holdings, Inc.[2]	SOFRRATE + 0.540%	4.5940	03/01/23	809,662
500,000	NextEra Energy Capital Holdings, Inc.[2]	US0003M + 2.409%	4.8000	12/01/77	409,818
1,425,000	Northern States Power Company		2.9000	03/01/50	990,637
1,450,000	Public Service Company of Oklahoma		3.1500	08/15/51	976,007
1,500,000	Wisconsin Public Service Corporation		2.8500	12/01/51	974,457
					9,347,790
	ENGINEERING & CONSTRUCTION — 3.0%
600,000	Installed Building Products, Inc.[1]		5.7500	02/01/28	540,435
700,000	MasTec, Inc.[1]		4.5000	08/15/28	629,376
575,000	Quanta Services, Inc. Class B		2.9000	10/01/30	475,548
					1,645,359
	INSTITUTIONAL FINANCIAL SERVICES — 3.5%
1,425,000	Morgan Stanley[2]	SOFRRATE + 0.745%	0.8640	10/21/25	1,309,340
875,000	Nasdaq, Inc.		3.2500	04/28/50	597,055
					1,906,395
	INSURANCE — 3.4%
1,000,000	Aflac, Inc.		1.1250	03/15/26	888,230
1,125,000	Pacific Life Global Funding II1		1.3750	04/14/26	994,490
					1,882,720
	MACHINERY — 2.6%
650,000	Mueller Water Products, Inc.[1]		4.0000	06/15/29	572,016
1,000,000	Xylem, Inc./NY		1.9500	01/30/28	861,804
					1,433,820
	OIL & GAS PRODUCERS — 0.4%
250,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	225,510

See accompanying notes to financial statements.

E V E N T I D E	14

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 5.1%
500,000	AvalonBay Communities, Inc.		2.0500	01/15/32	$395,254
700,000	HAT Holdings I, LLC/HAT Holdings II, LLC[1]		3.3750	06/15/26	609,133
500,000	Prologis, L.P.		1.2500	10/15/30	381,419
1,180,000	Public Storage[2]	SOFRRATE + 0.470%	4.2380	04/23/24	1,171,885
250,000	Welltower, Inc.		2.7000	02/15/27	225,743
					2,783,434
	SEMICONDUCTORS — 1.5%
1,000,000	NXP BV/NXP Funding, LLC/NXP USA, Inc.		2.5000	05/11/31	801,598

	TECHNOLOGY SERVICES — 0.4%
250,000	Verisk Analytics, Inc.		5.5000	06/15/45	237,478

	WHOLESALE - CONSUMER STAPLES — 1.7%
1,125,000	Sysco Corporation		2.4000	02/15/30	940,287

	TOTAL CORPORATE BONDS (Cost $33,646,688)				28,218,108

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 10.2%
	COMBINED UTILITIES — 1.9%
1,000,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,031,120

	MISCELLANEOUS TAX — 1.6%
900,000	Commonwealth of Massachusetts		3.6390	07/15/24	887,485

	MULTI-FAMILY HOUSING — 1.5%
250,000	Maine State Housing Authority		0.4000	11/15/24	237,937
500,000	New York City Housing Development Corporation		0.6500	11/01/25	464,509
100,000	New York State Housing Finance Agency		0.7000	11/01/25	92,397
					794,843
	SINGLE-FAMILY HOUSING — 1.5%
431,264	Minnesota Housing Finance Agency		1.5800	02/01/51	365,373
480,000	Texas Department of Housing & Community Affairs		0.5000	07/01/24	460,284
					825,657

See accompanying notes to financial statements.

E V E N T I D E	15

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 10.2% (Continued)
	STATE — 1.8%
1,250,000	State of Oregon	2.3370	11/01/33	$980,216

	WATER AND SEWER — 1.9%
1,500,000	City of Aurora, CO Water Revenue	2.6260	08/01/41	1,065,747

	TOTAL MUNICIPAL BONDS (Cost $6,595,477)			5,585,068

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 25.9%
	AGENCY FIXED RATE — 18.0%
944,178	Fannie Mae Pool BO9355	3.0000	03/01/50	835,967
917,261	Fannie Mae Pool BP5878	2.5000	06/01/50	784,368
798,406	Fannie Mae Pool FM4720	3.0000	10/01/50	709,897
748,119	Fannie Mae Pool MA4307	3.0000	04/01/51	659,452
1,211,976	Fannie Mae Pool MA4625	3.5000	06/01/52	1,104,191
970,910	Fannie Mae Pool MA4655	4.0000	07/01/52	913,124
978,305	Fannie Mae Pool MA4700	4.0000	08/01/52	919,775
1,058,457	Freddie Mac Pool SD8090	2.0000	09/01/50	868,505
694,745	Freddie Mac Pool SD8128	2.0000	02/01/51	569,795
684,326	Freddie Mac Pool SD8129	2.5000	02/01/51	584,386
1,098,794	Freddie Mac Pool RA5696	2.5000	08/01/51	935,607
1,057,848	Freddie Mac Pool SD8214	3.5000	05/01/52	964,534
				9,849,601
	GOVERNMENT OWNED, NO GUARANTEE — 1.0%
500,000	Federal National Mortgage Association	5.6250	07/15/37	561,759

	GOVERNMENT SPONSORED — 6.9%
1,150,000	Federal Farm Credit Banks Funding Corporation	5.0800	12/01/23	1,150,606
1,250,000	Federal Farm Credit Banks Funding Corporation	1.7300	09/22/31	1,000,910
1,000,000	Federal Home Loan Mortgage Corporation	5.2000	05/17/24	1,000,395
600,000	Federal Home Loan Mortgage Corporation	5.2500	12/09/24	600,471
				3,752,382
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $15,869,485)			14,163,742

See accompanying notes to financial statements.

E V E N T I D E	16

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Fair Value
TOTAL INVESTMENTS - 96.0% (Cost $61,028,564)	$52,539,961
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%	2,167,624
NET ASSETS - 100.0%	$54,707,585

LLC	- Limited Liability Company

L.P.	- Limited Partnership

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

1.	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is $4,619,978 or 8.4% of net assets.

2.	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See accompanying notes to financial statements.

E V E N T I D E	17

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 90.2%
	BANKING - 3.3%
95,600	First Republic Bank	$11,652,684
133,912	Synovus Financial Corporation	5,028,396
		16,681,080
	BIOTECH & PHARMA - 2.4%
309,703	Royalty Pharma plc, Class A	12,239,463

	CHEMICALS - 4.8%
659,100	Element Solutions, Inc.	11,989,029
52,687	Sherwin-Williams Company (The)	12,504,206
		24,493,235
	DIVERSIFIED INDUSTRIALS - 2.1%
239,200	Pentair PLC	10,759,216

	ELECTRIC UTILITIES - 9.3%
264,353	Clearway Energy, Inc.	8,424,930
195,500	CMS Energy Corporation	12,381,015
212,742	NextEra Energy Partners, L.P.	14,911,087
129,100	WEC Energy Group, Inc.	12,104,416
		47,821,448
	ELECTRICAL EQUIPMENT - 11.5%
580,600	nVent Electric plc	22,335,682
36,061	Roper Technologies, Inc.	15,581,597
120,268	Trane Technologies PLC	20,215,848
		58,133,127
	HEALTH CARE FACILITIES & SERVICES - 1.6%
138,000	Encompass Health Corporation	8,253,780

	HOME CONSTRUCTION - 1.1%
66,013	DR Horton, Inc.	5,884,399

	INDUSTRIAL REIT - 2.4%
50,808	EastGroup Properties, Inc.	7,522,632
45,093	Prologis, Inc.	5,083,334
		12,605,966

See accompanying notes to financial statements.

E V E N T I D E	18

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 90.2% (Continued)
	INFRASTRUCTURE REIT - 2.0%
73,779	Crown Castle, Inc.	$10,007,384

	INSTITUTIONAL FINANCIAL SERVICES - 4.1%
343,365	Nasdaq, Inc.	21,065,443

	INSURANCE - 2.5%
67,636	Arthur J Gallagher & Company	12,752,091

	MACHINERY - 2.2%
50,357	IDEX Corporation	11,498,014

	MEDICAL EQUIPMENT & DEVICES - 8.8%
144,200	Baxter International, Inc.	7,349,874
146,006	Bruker Corporation	9,979,510
5,637	Mettler-Toledo International, Inc.[1]	8,148,002
105,400	STERIS plc	19,466,325
		44,943,711
	OFFICE REIT - 0.9%
32,335	Alexandria Real Estate Equities, Inc.	4,710,239

	OIL & GAS PRODUCERS - 8.8%
70,400	Cheniere Energy, Inc.	10,557,184
70,226	Devon Energy Corporation	4,319,601
148,994	EQT Corporation	5,040,467
103,098	Targa Resources Corporation	7,577,703
536,047	Williams Companies, Inc. (The)	17,635,947
		45,130,902
	RESIDENTIAL REIT - 1.1%
90,110	Equity LifeStyle Properties, Inc.	5,821,106

	SEMICONDUCTORS - 4.1%
138,830	Entegris, Inc.	9,105,860
30,961	KLA Corporation	11,673,226
		20,779,086

See accompanying notes to financial statements.

E V E N T I D E	19

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares				Fair Value
	COMMON STOCKS — 90.2% (Continued)
	SOFTWARE - 4.5%
76,771	Palo Alto Networks, Inc.[1]			$10,712,625
38,748	Synopsys, Inc.[1]			12,371,849
				23,084,474
	SPECIALTY FINANCE - 0.9%
61,600	Walker & Dunlop, Inc.			4,834,368

	SPECIALTY REITS - 0.8%
134,851	Hannon Armstrong Sustainable Infrastructure Capital, Inc.			3,907,982

	TECHNOLOGY SERVICES - 5.8%
117,167	CDW Corporation/DE			20,923,683
47,193	Verisk Analytics, Inc.			8,325,789
				29,249,472
	TRANSPORTATION & LOGISTICS - 2.7%
49,200	Old Dominion Freight Line, Inc.			13,961,976

	WHOLESALE - CONSUMER STAPLES - 1.9%
130,400	Sysco Corporation			9,969,080

	WHOLESALE - DISCRETIONARY - 0.6%
10,100	Pool Corporation			3,053,533

	TOTAL COMMON STOCKS (Cost $484,354,568)			461,640,575

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 3.7%
	AUTOMOTIVE — 1.3%
62,500	Aptiv plc	5.5000	06/15/23	6,726,170

	ELECTRIC UTILITIES — 2.4%
119,600	AES Corporation (The)	6.8750	02/15/24	12,200,396

	TOTAL PREFERRED STOCKS (Cost $21,140,597)			18,926,566

See accompanying notes to financial statements.

E V E N T I D E	20

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.8%
	ASSET MANAGEMENT — 0.8%
2,000,000	Calvert Impact Capital, Inc.[2]	1.0000	11/15/23	$2,000,300
2,000,000	Vision Fund International[2,3,4]	2.6110	11/30/23	2,000,000
				4,000,300
	TOTAL CORPORATE BONDS (Cost $4,000,000)			4,000,300

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
103,710	Fidelity Government Portfolio, Class I, 4.06%[5]			103,710
1,304,787	First American Government Obligations Fund, Class U, 4.10%[5]			1,304,787
	TOTAL MONEY MARKET FUNDS (Cost $1,408,497)			1,408,497

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,408,497)			1,408,497

	TOTAL INVESTMENTS - 95.0% (Cost $510,903,662)			$485,975,938
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%			25,846,350
	NET ASSETS - 100.0%			$511,822,288

L.P.	- Limited Partnership

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

1.	Non-income producing security.

2.	Illiquid security. The total fair value of these securities as of December 31, 2022 was $4,000,300, representing 0.8% of net assets.

3.	The value of this security has been determined in good faith under policies of the Board of Trustees.

4.	Restricted security. See Note 6 for additional details.

5.	Rate disclosed is the seven day effective yield as of December 31, 2022.

See accompanying notes to financial statements.

E V E N T I D E	21

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Exponential Technologies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.3%
	ADVERTISING & MARKETING – 1.8%
35,000	Trade Desk, Inc. (The), Class A1	$1,569,050

	CONSUMER SERVICES - 1.8%
130,000	Coursera, Inc.[1]	1,537,900

	E-COMMERCE DISCRETIONARY - 2.7%
109,503	Global-e Online Ltd.[1]	2,260,142

	INDUSTRIAL INTERMEDIATE PROD - 4.9%
127,839	Xometry, Inc.[1]	4,120,251

	INFRASTRUCTURE REIT - 3.1%
19,500	Crown Castle, Inc.	2,644,980

	RENEWABLE ENERGY - 5.4%
6,782	Enphase Energy, Inc.[1]	1,796,959
112,734	Shoals Technologies Group, Inc.[1]	2,781,148
		4,578,107
	SEMICONDUCTORS - 17.9%
38,773	Entegris, Inc.	2,543,121
7,998	KLA Corporation	3,015,486
6,800	Lam Research Corporation	2,858,040
51,586	Lattice Semiconductor Corporation[1]	3,346,900
9,649	Monolithic Power Systems, Inc.	3,411,982
		15,175,529
	SOFTWARE – 48.1%
614,173	Arteris, Inc.[1]	2,640,944
31,317	Bill.com Holdings, Inc.[1]	3,412,300
1,934	Constellation Software, Inc.	3,013,307
24,000	Crowdstrike Holdings, Inc., Class A1	2,526,960
38,016	Datadog, Inc.[1]	2,794,176
131,435	DoubleVerify Holdings, Inc.[1]	2,886,313
164,266	Doximity, Inc.[1]	5,512,766

See accompanying notes to financial statements.

E V E N T I D E	22

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Exponential Technologies Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares				Fair Value
	COMMON STOCKS — 97.3% (Continued)
	SOFTWARE – 48.1% (Continued)
35,000	Five9, Inc.[1]			$2,375,100
6,000	HubSpot, Inc.[1]			1,734,780
31,503	Palo Alto Networks, Inc.[1]			4,395,929
37,090	Sprout Social, Inc., Class A1			2,094,101
14,857	Synopsys, Inc.[1]			4,743,692
89,000	ZoomInfo Technologies, Inc., Class A1			2,679,790
				40,810,158
	SPECIALTY FINANCE - 7.2%
247,907	Flywire Corporation[1]			6,066,284

	TECHNOLOGY SERVICES - 4.4%
237,650	Dlocal Ltd./Uruguay[1]			3,700,211

	TOTAL COMMON STOCKS (Cost $92,196,654)			82,462,612

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.1%
	ASSET MANAGEMENT — 1.1%
900,000	Calvert Impact Capital, Inc.[2]	1.0000	11/15/23	900,135

	TOTAL CORPORATE BONDS (Cost $900,000)			900,135

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%[3]
	MONEY MARKET FUNDS - 0.0% [3]
11,627	Fidelity Government Portfolio, Class I, 4.06% (Cost $11,627)[4]			11,627

	TOTAL INVESTMENTS - 98.4% (Cost $93,108,281)			$83,374,374
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%			1,360,710
	NET ASSETS - 100.0%			$84,735,084

LTD	- Limited Company

REIT	- Real Estate Investment Trust

1.	Non-income producing security.

2.	Illiquid security. The total fair value of these securities as of December 31, 2022 was $900,135, representing 1.1% of net assets.

3.	Percentage rounds to less than 0.1%.

4.	Rate disclosed is the seven day effective yield as of December 31, 2022.

See accompanying notes to financial statements.

E V E N T I D E	23

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 92.4%
	ADVERTISING & MARKETING – 1.9%
1,429,957	Trade Desk, Inc. (The), Class A1	$64,104,972

	AUTOMOTIVE - 2.1%
719,700	Aptiv plc[1]	67,025,661

	BIOTECH & PHARMA - 9.7%
191,382	Argenx S.E. - ADR[1]	72,501,243
473,923	Ascendis Pharma A/S - ADR[1]	57,880,216
1,344,376	Collegium Pharmaceutical, Inc.[1]	31,189,523
930,000	Guardant Health, Inc.[1]	25,296,000
634,200	Horizon Therapeutics plc[1]	72,171,959
1,051,275	Praxis Precision Medicines, Inc.[1]	2,502,035
200,000	Prometheus Biosciences, Inc.[1]	22,000,000
412,913	Royalty Pharma plc, Class A	16,318,322
130,876	Seagen, Inc.[1]	16,818,875
		316,678,173
	COMMERCIAL SUPPORT SERVICES - 3.3%
804,000	Waste Connections, Inc.	106,578,240

	CONSUMER SERVICES - 1.2%
3,239,179	Coursera, Inc.[1]	38,319,488

	E-COMMERCE DISCRETIONARY - 1.7%
2,682,658	Global-e Online Ltd.[1]	55,370,061

	ELECTRIC UTILITIES - 4.9%
775,019	Brookfield Renewable Corporation	21,344,023
1,236,000	Brookfield Renewable Partners, L.P.	31,320,240
740,862	Clearway Energy, Inc.	23,611,272
1,151,500	NextEra Energy Partners, L.P.	80,708,635
		156,984,170
	ELECTRICAL EQUIPMENT - 6.6%
125,900	Novanta, Inc.[1]	17,106,033

See accompanying notes to financial statements.

E V E N T I D E	24

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	ELECTRICAL EQUIPMENT - 6.6% (Continued)
229,000	Roper Technologies, Inc.	$98,948,610
613,600	Trane Technologies PLC	103,140,024
		219,194,667
	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
882,000	Trex Company, Inc.[1]	37,335,060

	HOME CONSTRUCTION - 1.7%
622,000	DR Horton, Inc.	55,445,080

	INDUSTRIAL INTERMEDIATE PROD - 2.0%
1,975,393	Xometry, Inc.[1]	63,666,916

	INFRASTRUCTURE REIT - 0.9%
235,000	Crown Castle, Inc.	31,875,400

	MEDICAL EQUIPMENT & DEVICES - 10.1%
1,020,700	Exact Sciences Corporation[1]	50,534,857
240,000	IDEXX Laboratories, Inc.[1]	97,910,400
75,000	Intuitive Surgical, Inc.[1]	19,901,250
112,000	Mettler-Toledo International, Inc.[1]	161,890,400
		330,236,907
	OIL & GAS PRODUCERS - 1.4%
301,000	Cheniere Energy, Inc.	45,137,960

	RENEWABLE ENERGY - 2.4%
163,000	Enphase Energy, Inc.[1]	43,188,480
1,408,098	Shoals Technologies Group, Inc.[1]	34,737,778
		77,926,258
	RETAIL - DISCRETIONARY - 2.5%
421,500	Lowe’s Companies, Inc.	83,979,660

	SEMICONDUCTORS - 5.9%
69,000	ASML Holding N.V. - ADR	37,701,600
487,768	Entegris, Inc.	31,992,703

See accompanying notes to financial statements.

E V E N T I D E	25

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	SEMICONDUCTORS - 5.9% (Continued)
108,100	Lam Research Corporation	$45,434,430
568,544	Lattice Semiconductor Corporation[1]	36,887,135
107,998	Monolithic Power Systems, Inc.	38,189,173
		190,205,041
	SOFTWARE - 20.2%
233,993	Bill.com Holdings, Inc.[1]	25,495,877
583,100	Crowdstrike Holdings, Inc., Class A1	61,394,599
466,619	Datadog, Inc.[1]	34,296,497
3,087,460	DoubleVerify Holdings, Inc.[1]	67,800,622
3,065,773	Doximity, Inc.[1]	102,887,342
1,021,755	Evolent Health, Inc., Class A1	28,690,881
1,007,851	Five9, Inc.[1]	68,392,769
172,331	HubSpot, Inc.[1]	49,826,062
569,511	Palo Alto Networks, Inc.[1]	79,469,565
830,457	Sprout Social, Inc., Class A1	46,887,602
3,118,158	ZoomInfo Technologies, Inc., Class A1	93,887,738
		659,029,554
	SPECIALTY FINANCE - 2.8%
3,777,381	Flywire Corporation[1]	92,432,513

	SPECIALTY REITS - 0.6%
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,402,300

	TECHNOLOGY SERVICES - 3.4%
5,758,276	Dlocal Ltd./Uruguay[1]	89,656,357
125,000	Verisk Analytics, Inc.	22,052,500
		111,708,857
	TRANSPORTATION & LOGISTICS - 3.8%
220,000	GXO Logistics, Inc.[1]	9,391,800
378,000	Old Dominion Freight Line, Inc.	107,268,840
115,000	RXO, Inc.[1]	1,978,000
115,000	XPO Logistics, Inc.[1]	3,828,350
		122,466,990

See accompanying notes to financial statements.

E V E N T I D E	26

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares				Fair Value
	COMMON STOCKS — 92.4% (Continued)
	WHOLESALE - DISCRETIONARY - 2.2%
237,000	Pool Corporation			$71,652,210

	TOTAL COMMON STOCKS (Cost $2,467,043,035)			3,015,756,138

Shares				Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR[1,2,3,4,5]			2,906,351

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)			2,906,351

Shares				Fair Value
	PRIVATE INVESTMENTS — 1.0%
	MEDICAL EQUIPMENT & DEVICES — 1.0%
139,527	Beta Bionic Series B1,2,3,4,5,6			18,435,172
48,872	Beta Bionics Series B2[1,2,3,4,5,6]			6,457,272
71,900	Beta Bionics Series C1,2,3,4,5,6			7,599,916
				32,492,360
	TOTAL PRIVATE INVESTMENTS (Cost $37,399,898)			32,492,360

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.6%
	ASSET MANAGEMENT — 1.6%
12,000,000	Calvert Impact Capital, Inc.[2]	1.0000	11/15/23	12,001,800
12,000,000	Calvert Impact Capital, Inc.[2]	1.5000	11/15/24	12,000,000
7,000,000	Vision Fund International[2,3,5]	2.6110	11/30/23	7,000,000
5,000,000	Vision Fund International[2,3,5]	4.7400	06/16/25	5,000,000
5,000,000	Vision Fund International[2,3,5]	5.9030	09/19/25	5,000,000
5,000,000	Vision Fund International[2,3,5]	3.1500	12/15/25	5,000,000
5,000,000	Vision Fund International[2,3,5]	3.2230	12/15/26	5,000,000
				51,001,800
	TOTAL CORPORATE BONDS (Cost $51,000,000)			51,001,800

See accompanying notes to financial statements.

E V E N T I D E	27

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	WARRANT — 0.1%
	MEDICAL EQUIPMENT & DEVICES - 0.1%
17,975	Beta Bionics Series C Warrant[1,2,3,4,5,6]	$1,899,799

	TOTAL WARRANT (Cost $–)	1,899,799

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
33,374,557	Fidelity Government Portfolio, Class I, 4.06% (Cost $33,374,557)[7]	33,374,557

	TOTAL INVESTMENTS - 96.2% (Cost $2,588,817,490)	$3,137,431,005
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%	124,925,796
	NET ASSETS - 100.0%	$3,262,356,801

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

CVR	- Contingent Value Rights

L.P.	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

1.	Non-income producing security.

2.	Illiquid security. The total fair value of these securities as of December 31, 2022 was $88,300,310, representing 2.7% of net assets.

3.	The value of this security has been determined in good faith under policies of the Board of Trustees.

4.	Private investment.

5.	Restricted security. See Note 6 for additional details.

6.	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.

7.	Rate disclosed is the seven day effective yield as of December 31, 2022.

See accompanying notes to financial statements.

E V E N T I D E	28

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 81.9%
	BIOTECH & PHARMA - 65.1%
1,879,959	ADC Therapeutics S.A.[1]	$7,219,043
902,000	ALX Oncology Holdings, Inc.[1]	10,165,540
250,000	Amylyx Pharmaceuticals, Inc.[1]	9,237,500
3,626,508	Annexon, Inc.[1,2]	18,749,046
339,355	Apellis Pharmaceuticals, Inc.[1]	17,548,047
240,000	Arcus Biosciences, Inc.[1]	4,963,200
137,000	Argenx S.E. - ADR[1]	51,899,711
308,786	Ascendis Pharma A/S - ADR[1]	37,712,034
2,251,368	Aura Biosciences, Inc.[1,2]	23,639,364
267,025	Beam Therapeutics, Inc.[1]	10,443,348
853,800	Bicycle Therapeutics plc - ADR[1]	25,272,480
230,000	BioMarin Pharmaceutical, Inc.[1]	23,802,700
438,500	Blueprint Medicines Corporation[1]	19,210,685
1,463,050	Celldex Therapeutics, Inc.[1]	65,208,139
368,811	Chinook Therapeutics, Inc.[1]	9,662,848
2,589,778	Cogent Biosciences, Inc.[1]	29,937,834
1,285,217	Collegium Pharmaceutical, Inc.[1]	29,817,035
935,091	Compass Therapeutics, Inc.[1]	4,703,508
556,000	Cytokinetics, Inc.[1]	25,475,920
4,692,461	Freeline Therapeutics Holdings plc Series C - ADR[1,2]	2,336,376
751,000	Guardant Health, Inc.[1]	20,427,200
337,000	Horizon Therapeutics plc[1]	38,350,600
3,693,720	Immunovant, Inc.[1]	65,563,530
698,413	Insmed, Inc.[1]	13,954,292
319,000	Intellia Therapeutics, Inc.[1]	11,129,910
800,000	Intercept Pharmaceuticals, Inc.[1]	9,896,000
110,000	Ionis Pharmaceuticals, Inc.[1]	4,154,700
276,200	KalVista Pharmaceuticals, Inc.[1]	1,867,112
519,700	Karuna Therapeutics, Inc.[1]	102,121,049
3,150,000	Marinus Pharmaceuticals, Inc.[1,2]	12,537,000

See accompanying notes to financial statements.

E V E N T I D E	29

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 81.9% (Continued)
	BIOTECH & PHARMA - 65.1% (Continued)
203,600	Mirati Therapeutics, Inc.[1]	$9,225,116
2,057,000	Mirum Pharmaceuticals, Inc.[1,2]	40,111,500
135,000	Neurocrine Biosciences, Inc.[1]	16,124,400
2,466,787	Praxis Precision Medicines, Inc.[1,2]	5,870,953
832,938	Prometheus Biosciences, Inc.[1]	91,623,179
438,732	Prothena Corp plc[1]	26,433,603
470,654	Rocket Pharmaceuticals, Inc.[1]	9,210,699
1,690,300	Roivant Sciences Ltd.[1]	13,505,497
111,669	Seagen, Inc.[1]	14,350,583
1,561,092	Talaris Therapeutics, Inc.[1]	1,592,314
359,000	Ultragenyx Pharmaceutical, Inc.[1]	16,632,470
3,405,644	VectivBio Holding A.G.[1,2]	29,322,595
641,200	Xenon Pharmaceuticals, Inc.[1]	25,282,516
2,156,515	Zentalis Pharmaceuticals, Inc.[1]	43,432,212
		1,049,723,388
	MEDICAL EQUIPMENT & DEVICES - 12.4%
2,230,665	908 Devices, Inc.[1,2]	16,997,667
846,665	Exact Sciences Corporation[1]	41,918,384
17,300	IDEXX Laboratories, Inc.[1]	7,057,708
349,711	Inari Medical, Inc.[1]	22,227,631
108,220	Inspire Medical Systems, Inc.[1]	27,258,454
239,135	iRhythm Technologies, Inc.[1]	22,399,776
10,500	Mettler-Toledo International, Inc.[1]	15,177,225
119,000	Repligen Corporation[1]	20,147,890
39,700	Shockwave Medical, Inc.[1]	8,162,717
732,000	Veracyte, Inc.[1]	17,370,360
		198,717,812
	SOFTWARE - 4.4%
697,862	Doximity, Inc.[1]	23,420,249
881,000	Evolent Health, Inc., Class A1	24,738,480
1,000,000	Privia Health Group, Inc.[1]	22,710,000
		70,868,729

	TOTAL COMMON STOCKS (Cost $1,257,484,168)	1,319,309,929

See accompanying notes to financial statements.

E V E N T I D E	30

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
1,528,871	Peloton Therapeutics, Inc. - CVR[1,3,4,5,6]	$1,115,617

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	1,115,617

Shares
	PRIVATE INVESTMENTS — 6.0%
	BIOTECH & PHARMA — 4.7%
4,643,043	Arch Oncology, Inc. Series C1[1,3,4,5,6]	565,523
295,276	BioSplice Therapeutics[1,3,4,5,6]	5,435,470
5,000,000	Casma Therapeutics, Inc. Series B1[1,2,3,4,5,6]	2,185,000
5,000,000	Casma Therapeutics, Inc. Series B2[1,2,3,4,5,6]	2,185,000
1,820,413	Casma Therapeutics, Inc. Series C1[1,2,3,4,5,6]	795,520
1,097,561	Flare Therapeutics, Inc. Series A1,3,4,5,6	1,042,683
902,439	Flare Therapeutics, Inc. Series A2[1,3,4,5,6]	857,317
1,228,304	Freeline Therapeutics Ltd. Series C1,2,3,6	580,994
928,098	Freenome Holdings, Inc. Series D1,3,4,5,6	5,760,519
5,000,000	Goldfinch Biopharma, Inc. Series A1,2,3,4,5,6	—
8,474,576	Goldfinch Biopharma, Inc. Series B1,2,3,4,5,6	—
4,237,288	Goldfinch Biopharma, Inc. Series B2[1,2,3,4,5,6]	—
763,319	Kojin Therapeutics, Inc. Series A-1[1,3,4,5,6]	1,424,998
763,319	Kojin Therapeutics, Inc. Series A-2[1,3,4,5,6]	1,424,998
3,831,418	Korro Bio, Inc. Series B1[1,3,4,5,6]	9,500,001
8,718,446	LEXEO Therapeutics Series B1,2,3,4,5,6	14,250,300
686,724	Metagenomi Technologies, LLC Series B [1,3,4,5,6]	9,177,586
98,875	Metagenomi Technologies, LLC Series B-1 [1,3,4,5,6]	1,321,395
1,017,770	Prometheus Laboratories, Inc.[1,2,3,4,5,6]	667,148
1,489,958	Shoreline Biosciences Series B1,3,4,5,6	14,249,958
3,660,670	Turnstone Biologics, Inc. Series D1,3,4,5,6	3,923,506
		75,347,916

See accompanying notes to financial statements.

E V E N T I D E	31

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	PRIVATE INVESTMENTS — 6.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.3%
69,763	Beta Bionic Series B1,3,4,5,6	$9,217,520
59,439	Beta Bionics Series B2[1,3,4,5,6]	7,853,449
35,950	Beta Bionics Series C1,3,4,5,6	3,799,958
		20,870,927
	TOTAL PRIVATE INVESTMENTS (Cost $161,132,936)	96,218,843

Shares		Fair Value
	WARRANT — 0.1%
	MEDICAL EQUIPMENT & DEVICES - 0.1%
8,987	Beta Bionics Series C Warrant[1,3,4,5,6]	949,847

	TOTAL WARRANT (Cost $–)	949,847

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.9%
	MONEY MARKET FUNDS - 4.9%
3,152,856	Fidelity Government Portfolio, Class I, 4.06%[7]	3,152,856
74,860,321	First American Government Obligations Fund, Class U, 4.10%[7]	74,860,321
	TOTAL MONEY MARKET FUNDS (Cost $78,013,177)	78,013,177

	TOTAL SHORT-TERM INVESTMENTS (Cost $78,013,177)	78,013,177

	TOTAL INVESTMENTS - 93.0% (Cost $1,496,630,281)	$1,495,607,413
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.0%	111,772,872
	NET ASSETS - 100.0%	$1,607,380,285

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

CVR	- Contingent Value Rights

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

1.	Non-income producing security.

2.	Affiliated Company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.

3.	Illiquid security. The total fair value of these securities as of December 31, 2022 was $98,284,308, representing 6.1% of net assets.

4.	The value of this security has been determined in good faith under policies of the Board of Trustees.

5.	Private investment.

6.	Restricted security. See Note 6 for additional details.

7.	Rate disclosed is the seven day effective yield as of December 31, 2022.

See accompanying notes to financial statements.

E V E N T I D E	32

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Large Cap Focus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 91.1%
	AUTOMOTIVE - 1.0%
679	Aptiv plc[1]	$63,235

	BANKING - 2.1%
1,071	First Republic Bank	130,544

	BIOTECH & PHARMA - 8.9%
485	Argenx S.E. - ADR[1]	183,733
3,535	Royalty Pharma plc, Class A	139,703
1,627	Zoetis, Inc.	238,437
		561,873
	CHEMICALS - 2.9%
760	Sherwin-Williams Company (The)	180,371

	COMMERCIAL SUPPORT SERVICES - 5.6%
2,683	Waste Connections, Inc.	355,659

	ELECTRIC UTILITIES - 2.9%
2,207	NextEra Energy, Inc.	184,505

	ELECTRICAL EQUIPMENT - 4.7%
435	Roper Technologies, Inc.	187,959
624	Trane Technologies PLC	104,888
		292,847
	INFRASTRUCTURE REIT - 1.5%
674	Crown Castle, Inc.	91,421

	INSTITUTIONAL FINANCIAL SERVICES - 3.8%
3,938	Nasdaq, Inc.	241,596

	MEDICAL EQUIPMENT & DEVICES - 10.9%
2,607	Edwards Lifesciences Corporation[1]	194,508
449	IDEXX Laboratories, Inc.[1]	183,174
128	Mettler-Toledo International, Inc.[1]	185,018
660	STERIS plc	121,895
		684,595

See accompanying notes to financial statements.

E V E N T I D E	33

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Large Cap Focus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 91.1% (Continued)
	OIL & GAS PRODUCERS - 1.7%
3,345	Williams Companies, Inc. (The)	$110,051

	RENEWABLE ENERGY - 1.3%
299	Enphase Energy, Inc.[1]	79,223

	RETAIL - DISCRETIONARY - 5.5%
935	Lowe’s Companies, Inc.	186,289
188	O’Reilly Automotive, Inc.[1]	158,678
		344,967
	SEMICONDUCTORS - 8.7%
104	ASML Holding N.V. - ADR	56,826
319	KLA Corporation	120,273
277	Lam Research Corporation	116,423
562	NVIDIA Corporation	82,131
369	NXP Semiconductors N.V.	58,313
1,544	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	115,012
		548,978
	SOFTWARE - 24.1%
206	Constellation Software, Inc.	320,961
1,106	Crowdstrike Holdings, Inc., Class A1	116,451
1,291	Datadog, Inc.[1]	94,889
1,701	Palo Alto Networks, Inc.[1]	237,358
476	ServiceNow, Inc.[1]	184,817
766	Synopsys, Inc.[1]	244,576
1,847	Workday, Inc., Class A1	309,059
		1,508,111
	TECHNOLOGY SERVICES - 3.3%
14,872	Adyen N.V. - ADR[1]	205,233

See accompanying notes to financial statements.

E V E N T I D E	34

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Large Cap Focus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 91.1% (Continued)
	TRANSPORTATION & LOGISTICS - 2.2%
492	Old Dominion Freight Line, Inc.	$139,620

	TOTAL COMMON STOCKS (Cost $5,905,885)	5,722,829

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.4%
	MONEY MARKET FUNDS - 4.4%
277,572	First American Government Obligations Fund, Class U, 4.10% (Cost $277,572)[2]	277,572

	TOTAL INVESTMENTS - 95.5% (Cost $6,183,457)	$6,000,401
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%	284,185
	NET ASSETS - 100.0%	$6,284,586

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

1.	Non-income producing security.

2.	Rate disclosed is the seven day effective yield as of December 31, 2022.

See accompanying notes to financial statements.

E V E N T I D E	35

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 7.7%
	AUTO LOAN — 5.7%
3,100,000	CarMax Auto Owner Trust Series 2020-4 C		1.3000	08/17/26	$2,830,780
1,000,000	CarMax Auto Owner Trust Series 2021-2 C		1.3400	02/16/27	905,116
1,500,000	CarMax Auto Owner Trust Series 2021-2 D		1.5500	10/15/27	1,344,879
3,000,000	World Omni Auto Receivables Trust Series 2019-B C		3.0300	01/15/26	2,968,202
					8,048,977
	OTHER ABS — 2.0%
2,950,000	PFS Financing Corporation Series 2020-G A1		0.9700	02/15/26	2,785,080

	TOTAL ASSET BACKED SECURITIES (Cost $11,654,599)				10,834,057

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%[2]
63,580	Fannie Mae REMICS Series 2012-112 DA		3.0000	10/25/42	57,660

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,580)				57,660

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.1%
	AUTOMOTIVE — 1.0%
1,500,000	Honda Motor Company Ltd.		2.2710	03/10/25	1,421,678

	BANKING — 10.4%
3,250,000	Bank of America Corporation[3]	US0003M + 0.870%	2.4560	10/22/25	3,074,481
3,150,000	JPMorgan Chase & Company[3]	SOFRRATE + 0.600%	0.6530	09/16/24	3,039,143
3,000,000	National Bank of Canada[3]	H15T1Y + 0.400%	0.5500	11/15/24	2,873,002
3,325,000	Royal Bank of Canada		1.1500	07/14/26	2,935,718
2,900,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	2,701,903
					14,624,247
	ELEC & GAS MARKETING & TRADING — 0.9%
1,500,000	Southern Power Company		0.9000	01/15/26	1,323,517

See accompanying notes to financial statements.

E V E N T I D E	36

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.1% (Continued)
	ELECTRIC UTILITIES — 14.9%
1,050,000	AES Corporation (The)		1.3750	01/15/26	$934,549
2,700,000	Avangrid, Inc.		3.1500	12/01/24	2,583,859
2,720,000	CenterPoint Energy, Inc.[3]	SOFRRATE + 0.650%	4.6090	05/13/24	2,688,862
2,250,000	CMS Energy Corporation		3.8750	03/01/24	2,202,639
1,275,000	Georgia Power Company		3.2500	04/01/26	1,205,598
3,000,000	MidAmerican Energy Company		3.1000	05/01/27	2,813,430
2,200,000	National Rural Utilities Cooperative Finance		3.4000	11/15/23	2,170,719
1,031,000	NextEra Energy Capital Holdings, Inc.		0.6500	03/01/23	1,024,007
800,000	NextEra Energy Capital Holdings, Inc.[3]	SOFRRATE + 0.540%	4.5940	03/01/23	799,666
2,000,000	OGE Energy Corporation		0.7030	05/26/23	1,964,866
2,650,000	WEC Energy Group, Inc.		0.5500	09/15/23	2,569,927
					20,958,122
	ELECTRICAL EQUIPMENT — 2.0%
2,850,000	Roper Technologies, Inc.		3.6500	09/15/23	2,820,293

	ENGINEERING & CONSTRUCTION — 3.4%
1,000,000	Installed Building Products, Inc.[1]		5.7500	02/01/28	900,726
1,375,000	MasTec, Inc.[1]		4.5000	08/15/28	1,236,273
2,825,000	Quanta Services, Inc.		0.9500	10/01/24	2,604,654
					4,741,653
	FORESTRY, PAPER & WOOD PRODUCTS — 0.6%
1,000,000	Louisiana-Pacific Corporation[1]		3.6250	03/15/29	868,041

	HOME & OFFICE PRODUCTS — 0.7%
1,250,000	Tempur Sealy International, Inc.[1]		4.0000	04/15/29	1,052,006

	HOME CONSTRUCTION — 0.7%
1,000,000	Patrick Industries, Inc.[1]		7.5000	10/15/27	974,539

	INDUSTRIAL SUPPORT SERVICES — 0.7%
1,000,000	United Rentals North America, Inc.		3.8750	11/15/27	927,120

See accompanying notes to financial statements.

E V E N T I D E	37

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
3,350,000	Morgan Stanley[3]	SOFRRATE + 0.745%	0.8640	10/21/25	$3,078,098

	INSURANCE — 4.4%
3,000,000	Aflac, Inc.		1.1250	03/15/26	2,664,690
2,300,000	Brown & Brown, Inc.		4.2000	09/15/24	2,259,604
1,425,000	Pacific Life Global Funding II1		1.3750	04/14/26	1,259,687
					6,183,981
	MACHINERY — 1.5%
1,500,000	Mueller Water Products, Inc.[1]		4.0000	06/15/29	1,320,037
1,000,000	Xylem, Inc./NY		1.9500	01/30/28	861,804
					2,181,841
	OIL & GAS PRODUCERS — 0.8%
1,250,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,127,548

	REAL ESTATE INVESTMENT TRUSTS — 7.5%
2,500,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	2,424,531
1,750,000	American Tower Corporation		3.3750	05/15/24	1,704,480
1,400,000	HAT Holdings I, LLC/HAT Holdings II, LLC[1]		3.3750	06/15/26	1,218,266
2,700,000	Public Storage[3]	SOFRRATE + 0.470%	4.2380	04/23/24	2,681,431
2,800,000	Welltower, Inc.		2.7000	02/15/27	2,528,326
					10,557,034
	RETAIL - DISCRETIONARY — 3.4%
700,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	617,166
1,200,000	AutoZone, Inc.		2.8750	01/15/23	1,199,258
2,459,000	O’Reilly Automotive, Inc.		3.8500	06/15/23	2,446,139
500,000	Penske Automotive Group, Inc.		3.5000	09/01/25	464,817
					4,727,380
	SEMICONDUCTORS — 0.3%
500,000	Synaptics, Inc.[1]		4.0000	06/15/29	421,997

	SOFTWARE — 0.7%
1,000,000	Workday, Inc.		3.5000	04/01/27	937,642

See accompanying notes to financial statements.

E V E N T I D E	38

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.1% (Continued)
	TECHNOLOGY SERVICES — 0.3%
500,000	Verisk Analytics, Inc.		4.0000	06/15/25	$486,836

	WHOLESALE - CONSUMER STAPLES — 0.7%
1,000,000	Sysco Corporation		3.7500	10/01/25	969,534

	TOTAL CORPORATE BONDS (Cost $86,555,816)				80,383,107

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 7.0%
	COMBINED UTILITIES — 1.1%
1,525,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,572,457

	COUNTY — 0.7%
1,115,000	City & County of Honolulu, HI		2.5180	10/01/26	1,040,887

	MISCELLANEOUS TAX — 1.4%
2,050,000	Commonwealth of Massachusetts		3.6390	07/15/24	2,021,493

	MULTI-FAMILY HOUSING — 0.7%
250,000	Maine State Housing Authority		0.3000	11/15/23	243,954
500,000	New York City Housing Development Corporation		1.9300	02/01/25	468,215
100,000	New York State Housing Finance Agency		0.5000	05/01/24	96,181
250,000	New York State Housing Finance Agency		2.2000	11/01/24	237,761
					1,046,111
	SINGLE-FAMILY HOUSING — 0.9%
65,000	Maryland Community Development Administration		3.2420	09/01/48	62,863
60,000	Massachusetts Housing Finance Agency		4.0000	06/01/39	59,703
495,000	Texas Department of Housing & Community Affairs		0.3000	01/01/23	495,000
600,000	Texas Department of Housing & Community Affairs		0.3500	07/01/23	591,400
					1,208,966
	STATE — 0.9%
200,000	State of Oregon		0.6550	05/01/23	197,773
300,000	State of Oregon		0.7950	05/01/24	286,101

See accompanying notes to financial statements.

E V E N T I D E	39

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 7.0% (Continued)
	STATE — 0.9% (Continued)
500,000	State of Oregon		0.8120	11/01/24	$468,116
300,000	State of Oregon		0.8950	05/01/25	276,156
					1,228,146
	WATER AND SEWER — 1.3%
2,000,000	Boston Water & Sewer Commission		0.9650	11/01/25	1,807,478

	TOTAL MUNICIPAL BONDS (Cost $10,487,085)				9,925,538

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 24.7%
	AGENCY FIXED RATE — 2.0%
1,618,089	Freddie Mac Pool RD5050		2.0000	02/01/31	1,494,870
11	Ginnie Mae I Pool 352081		7.0000	09/15/23	11
1,416,832	Ginnie Mae II Pool MA7107		2.5000	01/20/36	1,295,861
					2,790,742
	AGENCY HYBRID ARMS — 0.0%[2]
7,319	Ginnie Mae II Pool 82903[3]	H15T1Y + 1.500%	2.6250	08/20/41	7,175

	ARMS — 0.0%[2]
1,835	Fannie Mae Pool 791573[3]	H15T1Y + 2.170%	4.1700	08/01/34	1,815
204	Freddie Mac Non Gold Pool 845965[3]	H15T1Y + 2.421%	4.0750	01/01/24	203
327	Freddie Mac Non Gold Pool 845590[3]	H15T1Y + 2.159%	4.2500	01/01/24	323
190	Ginnie Mae II Pool 8228[3]	H15T1Y + 1.500%	2.6250	07/20/23	188
235	Ginnie Mae II Pool 8259[3]	H15T1Y + 1.500%	2.6250	08/20/23	233
332	Ginnie Mae II Pool 8375[3]	H15T1Y + 1.500%	2.6250	02/20/24	330
315	Ginnie Mae II Pool 8395[3]	H15T1Y + 1.500%	2.6250	03/20/24	313
151	Ginnie Mae II Pool 8410[3]	H15T1Y + 1.500%	2.8750	04/20/24	149
493	Ginnie Mae II Pool 8421[3]	H15T1Y + 1.500%	2.8750	05/20/24	492
804	Ginnie Mae II Pool 8503[3]	H15T1Y + 1.500%	2.6250	09/20/24	794
461	Ginnie Mae II Pool 8502[3]	H15T1Y + 1.500%	2.6250	09/20/24	455
582	Ginnie Mae II Pool 8565[3]	H15T1Y + 1.500%	2.0000	12/20/24	572
1,431	Ginnie Mae II Pool 8567[3]	H15T1Y + 1.500%	2.5000	12/20/24	1,408
3,076	Ginnie Mae II Pool 8595[3]	H15T1Y + 1.500%	2.6250	02/20/25	3,039

See accompanying notes to financial statements.

E V E N T I D E	40

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 24.7% (Continued)
		ARMS — 0.0%[2] (Continued)
768	Ginnie Mae II Pool 8660[3]	H15T1Y + 1.500%	2.6250	07/20/25	$757
13,994	Ginnie Mae II Pool 80569[3]	H15T1Y + 1.500%	2.6250	01/20/32	13,725
1,756	Ginnie Mae II Pool 80659[3]	H15T1Y + 1.500%	1.7500	12/20/32	1,700
					26,496

	GOVERNMENT OWNED, NO GUARANTEE — 10.8%
3,000,000		Federal Home Loan Mortgage Corporation	3.0500	05/12/25	2,902,024
3,000,000		Federal Home Loan Mortgage Corporation	0.7500	06/23/26	2,648,197
2,000,000		Federal Home Loan Mortgage Corporation	0.8000	10/27/26	1,748,761
2,500,000		Federal National Mortgage Association	0.7000	07/30/25	2,268,563
1,000,000		Federal National Mortgage Association	0.6500	08/25/25	904,668
3,000,000		Federal National Mortgage Association	4.1250	08/28/25	2,945,627
2,000,000		Federal National Mortgage Association	0.8750	12/18/26	1,752,237
					15,170,077
		GOVERNMENT SPONSORED — 11.9%
3,000,000		Federal Farm Credit Banks Funding Corporation	3.6250	03/06/24	2,959,143
3,000,000		Federal Farm Credit Banks Funding Corporation	4.3400	09/19/24	2,980,718
1,750,000		Federal Farm Credit Banks Funding Corporation	0.9400	12/27/24	1,626,220
1,750,000		Federal Farm Credit Banks Funding Corporation	0.8750	02/03/25	1,616,213
1,000,000		Federal Farm Credit Banks Funding Corporation	1.4000	01/13/26	912,294
3,000,000		Federal Farm Credit Banks Funding Corporation	2.9200	04/29/26	2,832,189
1,500,000		Federal Farm Credit Banks Funding Corporation	5.3000	10/19/26	1,498,746
1,000,000		Federal Home Loan Mortgage Corporation	5.2000	05/17/24	1,000,395
1,500,000		Federal Home Loan Mortgage Corporation	5.2500	12/09/24	1,501,178
					16,927,096
		TOTAL U.S. GOVERNMENT & AGENCIES (Cost $36,288,310)			34,921,586

	TOTAL INVESTMENTS - 96.5% (Cost $145,049,390)				$136,121,948
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%				4,985,658
	NET ASSETS - 100.0%				$141,107,606

LLC	- Limited Liability Company

L.P.	- Limited Partnership

LTD	- Limited Company

REMICS	- Real Estate Mortgage Investment Conduit

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

1.	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is $12,036,652 or 8.5% of net assets.

2.	Percentage rounds to less than 0.1%.

3.	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See accompanying notes to financial statements.

E V E N T I D E	41

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 45.1%
	BANKING - 1.8%
35,700	First Republic Bank	$4,351,473
50,116	Synovus Financial Corporation	1,881,856
		6,233,329
	BIOTECH & PHARMA - 1.5%
25,000	Horizon Therapeutics plc[1]	2,845,001
22,272	Royalty Pharma plc, Class A	880,189
11,937	Zoetis, Inc.	1,749,367
		5,474,557
	CHEMICALS - 1.6%
311,900	Element Solutions, Inc.	5,673,461

	DIVERSIFIED INDUSTRIALS - 1.4%
111,200	Pentair PLC	5,001,776

	ELECTRIC UTILITIES - 4.6%
152,900	Clearway Energy, Inc.	4,872,923
93,900	NextEra Energy Partners, L.P.	6,581,451
51,092	WEC Energy Group, Inc.	4,790,386
		16,244,760
	ELECTRICAL EQUIPMENT - 6.2%
264,456	nVent Electric plc	10,173,622
12,515	Roper Technologies, Inc.	5,407,606
36,600	Trane Technologies PLC	6,152,094
		21,733,322
	HEALTH CARE FACILITIES & SERVICES - 1.0%
56,495	Encompass Health Corporation	3,378,966

	INDUSTRIAL REIT - 0.5%
15,373	Prologis, Inc.	1,732,998

	INFRASTRUCTURE REIT - 1.1%
28,373	Crown Castle, Inc.	3,848,514

See accompanying notes to financial statements.

E V E N T I D E	42

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 45.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
124,280	Nasdaq, Inc.	$7,624,577

	INSURANCE - 1.3%
24,446	Arthur J Gallagher & Company	4,609,049

	MACHINERY - 1.2%
18,800	IDEX Corporation	4,292,604

	MEDICAL EQUIPMENT & DEVICES - 4.1%
54,400	Baxter International, Inc.	2,772,768
56,000	Bruker Corporation	3,827,600
1,356	Mettler-Toledo International, Inc.[1]	1,960,030
33,385	STERIS plc	6,165,876
		14,726,274
	OIL & GAS PRODUCERS - 5.1%
24,746	Cheniere Energy, Inc.	3,710,910
37,431	Devon Energy Corporation	2,302,381
57,297	EQT Corporation	1,938,358
36,463	Targa Resources Corporation	2,680,031
223,547	Williams Companies, Inc. (The)	7,354,695
		17,986,375
	RESIDENTIAL REIT - 0.6%
33,275	Equity LifeStyle Properties, Inc.	2,149,565

	RETAIL - DISCRETIONARY - 1.5%
26,448	Lowe’s Companies, Inc.	5,269,500

	SEMICONDUCTORS - 2.0%
41,743	Entegris, Inc.	2,737,923
11,284	KLA Corporation	4,254,407
		6,992,330
	SOFTWARE - 2.0%
28,094	Palo Alto Networks, Inc.[1]	3,920,237
10,000	Synopsys, Inc.[1]	3,192,900
		7,113,137

See accompanying notes to financial statements.

E V E N T I D E	43

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares				Fair Value
	COMMON STOCKS — 45.1% (Continued)
	SPECIALTY FINANCE - 0.7%
32,935	Walker & Dunlop, Inc.			$2,584,739

	SPECIALTY REITS - 0.4%
52,813	Hannon Armstrong Sustainable Infrastructure Capital, Inc.			1,530,521

	TECHNOLOGY SERVICES - 1.9%
38,000	CDW Corporation/DE			6,786,040

	TRANSPORTATION & LOGISTICS - 1.5%
18,000	Old Dominion Freight Line, Inc.			5,108,040

	WHOLESALE - CONSUMER STAPLES - 1.0%
46,700	Sysco Corporation			3,570,215

	TOTAL COMMON STOCKS (Cost $155,718,954)			159,664,649

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 3.0%
	AUTOMOTIVE — 0.5%
16,000	Aptiv plc	5.5000	06/15/23	1,721,900

	ELECTRIC UTILITIES — 2.5%
51,600	AES Corporation (The)	6.8750	02/15/24	5,263,716
75,000	NextEra Energy, Inc.	6.9260	09/01/25	3,764,250
				9,027,966
	TOTAL PREFERRED STOCKS (Cost $10,716,545)			10,749,866

See accompanying notes to financial statements.

E V E N T I D E	44

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.9%
	AUTO LOAN — 1.4%
3,150,000	CarMax Auto Owner Trust Series 2020-4 C		1.3000	08/17/26	$2,876,437
750,000	CarMax Auto Owner Trust Series 2021-2 C		1.3400	02/16/27	678,837
1,500,000	World Omni Auto Receivables Trust Series 2019-B C		3.0300	01/15/26	1,484,101
					5,039,375
	OTHER ABS — 0.5%
1,700,000	PFS Financing Corporation Series 2020-G A2		0.9700	02/15/26	1,604,962

	TOTAL ASSET BACKED SECURITIES (Cost $7,158,632)				6,644,337

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series KG01 A10		2.9390	04/25/29	916,150
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series KG02 A2		2.4120	08/25/29	884,771
					1,800,921
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,040,924)				1,800,921

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.8%
	ASSET MANAGEMENT — 1.1%
3,800,000	Vision Fund International[3,4,5]		3.7250	02/24/25	3,800,000

	AUTOMOTIVE — 0.5%
2,025,000	Dana, Inc.		4.2500	09/01/30	1,634,357

	BANKING — 4.4%
3,975,000	Bank of America Corporation[6]	US0003M + 0.870%	2.4560	10/22/25	3,760,327
2,400,000	First Horizon Corporation		3.5500	05/26/23	2,385,043
3,925,000	JPMorgan Chase & Company[6]	SOFRRATE + 0.600%	0.6530	09/16/24	3,786,869
3,300,000	National Bank of Canada[6]	H15T1Y + 0.400%	0.5500	11/15/24	3,160,302
2,365,000	Royal Bank of Canada		1.1500	07/14/26	2,088,112
1,000,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	931,691
					16,112,344

See accompanying notes to financial statements.

E V E N T I D E	45

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.8% (Continued)
	CONSTRUCTION MATERIALS — 0.4%
1,300,000	Advanced Drainage Systems, Inc.[2]		5.0000	09/30/27	$1,214,298

	CONTAINERS & PACKAGING — 0.2%
1,000,000	TriMas Corporation[2]		4.1250	04/15/29	874,610

	ELEC & GAS MARKETING & TRADING — 0.6%
2,250,000	Southern Power Company		0.9000	01/15/26	1,985,275

	ELECTRIC UTILITIES — 6.0%
1,235,000	AES Corporation (The)		1.3750	01/15/26	1,099,208
2,350,000	Avangrid, Inc.		3.1500	12/01/24	2,248,914
3,266,000	CenterPoint Energy, Inc.[6]	SOFRRATE + 0.650%	4.6090	05/13/24	3,228,611
3,000,000	Dominion Energy, Inc.		2.2500	08/15/31	2,403,235
600,000	Duke Energy Florida, LLC		2.5000	12/01/29	516,462
1,225,000	MidAmerican Energy Company		3.1000	05/01/27	1,148,817
3,475,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,584,666
315,000	NextEra Energy Capital Holdings, Inc.[6]	SOFRRATE + 0.540%	4.5940	03/01/23	314,868
3,850,000	NextEra Energy Capital Holdings, Inc.		1.9000	06/15/28	3,300,099
1,250,000	Tucson Electric Power Company		1.5000	08/01/30	962,358
1,000,000	WEC Energy Group, Inc.		0.5500	09/15/23	969,784
3,303,000	Wisconsin Power and Light Company		1.9500	09/16/31	2,608,911
					21,385,933
	ENGINEERING & CONSTRUCTION — 1.0%
1,435,000	Installed Building Products, Inc.[2]		5.7500	02/01/28	1,292,541
2,000,000	MasTec, Inc.[2]		4.5000	08/15/28	1,798,215
500,000	Quanta Services, Inc.		0.9500	10/01/24	461,001
					3,551,757
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
1,000,000	Louisiana-Pacific Corporation[2]		3.6250	03/15/29	868,041

See accompanying notes to financial statements.

E V E N T I D E	46

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.8% (Continued)
	HOME & OFFICE PRODUCTS — 0.5%
1,910,000	Tempur Sealy International, Inc.[2]		4.0000	04/15/29	$1,607,466

	HOME CONSTRUCTION — 0.6%
1,750,000	M/I Homes, Inc.		3.9500	02/15/30	1,415,248
1,000,000	Patrick Industries, Inc.[2]		7.5000	10/15/27	974,539
					2,389,787
	INDUSTRIAL SUPPORT SERVICES — 0.4%
1,500,000	United Rentals North America, Inc.		4.8750	01/15/28	1,424,783

	INSTITUTIONAL FINANCIAL SERVICES — 1.0%
4,125,000	Morgan Stanley[6]	SOFRRATE + 0.745%	0.8640	10/21/25	3,790,196

	INSURANCE — 0.8%
1,015,000	Aflac, Inc.		1.1250	03/15/26	901,553
2,000,000	Pacific Life Global Funding II2		1.3750	04/14/26	1,767,982
					2,669,535
	MACHINERY — 1.0%
2,000,000	Mueller Water Products, Inc.[2]		4.0000	06/15/29	1,760,050
1,875,000	Xylem, Inc.		1.9500	01/30/28	1,615,882
					3,375,932
	OIL & GAS PRODUCERS — 0.3%
1,000,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	902,038

	REAL ESTATE INVESTMENT TRUSTS — 3.6%
2,175,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	2,109,342
1,500,000	American Tower Corporation		4.0500	03/15/32	1,349,087
2,850,000	AvalonBay Communities, Inc.		2.0500	01/15/32	2,252,946
1,750,000	HAT Holdings I, LLC/HAT Holdings II, LLC[2]		3.3750	06/15/26	1,522,833
1,985,000	Prologis, L.P.		1.2500	10/15/30	1,514,232
2,210,000	Public Storage[6]	SOFRRATE + 0.470%	4.2380	04/23/24	2,194,801
2,000,000	Welltower, Inc.		2.7000	02/15/27	1,805,947
					12,749,188

See accompanying notes to financial statements.

E V E N T I D E	47

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.8% (Continued)
	RETAIL - DISCRETIONARY — 0.6%
1,000,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	$881,665
1,000,000	Builders FirstSource, Inc.[2]		4.2500	02/01/32	813,366
500,000	Penske Automotive Group, Inc.		3.5000	09/01/25	464,817
					2,159,848
	SEMICONDUCTORS — 1.4%
1,185,000	Amkor Technology, Inc.[2]		6.6250	09/15/27	1,174,630
2,800,000	NXP BV/NXP Funding, LLC/NXP USA, Inc.		2.5000	05/11/31	2,244,475
1,925,000	Synaptics, Inc.[2]		4.0000	06/15/29	1,624,688
					5,043,793
	SOFTWARE — 0.3%
1,000,000	Workday, Inc.		3.8000	04/01/32	888,897

	TECHNOLOGY SERVICES — 0.2%
900,000	Visa, Inc.		0.7500	08/15/27	768,277

	WHOLESALE - CONSUMER STAPLES — 0.7%
2,775,000	Sysco Corporation		2.4000	02/15/30	2,319,374

	TOTAL CORPORATE BONDS (Cost $103,287,939)				91,515,729

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.1%
	COMBINED UTILITIES — 0.4%
1,475,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,520,901

	COUNTY — 0.0%[7]
150,000	City & County of Honolulu, HI		2.5180	10/01/26	140,030

	MISCELLANEOUS TAX — 0.6%
2,050,000	Commonwealth of Massachusetts		3.6390	07/15/24	2,021,492

	MULTI-FAMILY HOUSING — 0.2%
500,000	New York City Housing Development Corporation		1.3500	11/01/26	466,167
100,000	New York State Housing Finance Agency		0.6500	05/01/25	93,606
					559,773

See accompanying notes to financial statements.

E V E N T I D E	48

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.1% (Continued)
	RESOURCE RECOVERY — 0.0%[7]
100,000	City of Napa, CA Solid Waste Revenue	2.3300	08/01/25	$94,105

	SINGLE-FAMILY HOUSING — 0.2%
200,000	Pennsylvania Housing Finance Agency	5.0000	04/01/23	200,524
505,000	Texas Department of Housing & Community Affairs	0.4500	01/01/24	490,455
				690,979
	STATE — 0.2%
200,000	State of Oregon	0.8950	05/01/25	184,104
250,000	State of Oregon	1.1850	05/01/26	224,524
500,000	State of Oregon	1.3150	05/01/27	436,698
				845,326
	WATER AND SEWER — 0.5%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	1,503,428
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	180,078
				1,683,506
	TOTAL MUNICIPAL BONDS (Cost $8,506,809)			7,556,112

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 18.6%
	AGENCY FIXED RATE — 9.7%
330,655	Fannie Mae Pool MA2915	3.0000	02/01/27	320,549
1,008,509	Fannie Mae Pool MA4263	1.5000	02/01/31	916,819
1,069,678	Fannie Mae Pool MA4284	1.5000	03/01/31	972,460
695,672	Fannie Mae Pool FM3333	2.0000	06/01/35	622,220
525,280	Fannie Mae Pool MA4095	2.0000	08/01/35	469,763
462,796	Fannie Mae Pool BM5466	2.5000	10/01/43	400,220
451,241	Fannie Mae Pool BM5975	3.0000	12/01/45	411,695
387,323	Fannie Mae Pool MA2806	3.0000	11/01/46	348,708
409,503	Fannie Mae Pool BM5976	3.0000	02/01/47	372,743
963,902	Fannie Mae Pool BP5878	2.5000	06/01/50	824,251

See accompanying notes to financial statements.

E V E N T I D E	49

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 18.6% (Continued)
	AGENCY FIXED RATE — 9.7% (Continued)
1,389,859	Fannie Mae Pool MA4096	2.5000	08/01/50	$1,189,166
1,593,633	Fannie Mae Pool MA4306	2.5000	04/01/51	1,357,803
1,602,252	Fannie Mae Pool MA4326	2.5000	05/01/51	1,364,971
1,852,074	Fannie Mae Pool MA4327	3.0000	05/01/51	1,632,121
1,917,087	Fannie Mae Pool MA4356	2.5000	06/01/51	1,628,980
2,338,543	Fannie Mae Pool MA4379	2.5000	07/01/51	1,991,910
3,725,318	Fannie Mae Pool CB2661	3.0000	01/01/52	3,282,131
3,565,508	Fannie Mae Pool MA4600	3.5000	05/01/52	3,247,458
3,029,940	Fannie Mae Pool MA4625	3.5000	06/01/52	2,760,481
2,670,004	Fannie Mae Pool MA4655	4.0000	07/01/52	2,511,090
840,125	Freddie Mac Pool ZS9163	3.0000	09/01/33	791,899
705,493	Freddie Mac Pool ZS9382	3.0000	09/01/43	643,642
642,498	Freddie Mac Pool SD8089	2.5000	07/01/50	549,372
1,399,439	Freddie Mac Pool SD8122	2.5000	01/01/51	1,193,701
1,917,503	Freddie Mac Pool RA5696	2.5000	08/01/51	1,632,727
3,125,460	Freddie Mac Pool SD8214	3.5000	05/01/52	2,849,761
368,786	Ginnie Mae II Pool MA3375	3.0000	01/20/46	335,841
				34,622,482
	GOVERNMENT OWNED, NO GUARANTEE — 3.6%
2,125,000	Federal Home Loan Mortgage Corporation	0.3000	11/16/23	2,042,300
1,000,000	Federal Home Loan Mortgage Corporation	0.6500	10/27/25	898,307
1,000,000	Federal Home Loan Mortgage Corporation	0.7500	06/23/26	882,732
1,250,000	Federal Home Loan Mortgage Corporation	0.8000	10/28/26	1,091,744
2,500,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,926,535
1,500,000	Federal National Mortgage Association	0.8750	12/18/26	1,314,177
4,350,000	Federal National Mortgage Association	0.8750	08/05/30	3,465,346
				12,621,141
	GOVERNMENT SPONSORED — 5.3%
3,500,000	Federal Farm Credit Banks Funding Corporation	0.3500	06/08/23	3,437,860
2,500,000	Federal Farm Credit Banks Funding Corporation	0.4400	11/04/24	2,314,200
1,000,000	Federal Farm Credit Banks Funding Corporation	0.8750	02/03/25	923,551
1,000,000	Federal Farm Credit Banks Funding Corporation	0.4800	03/03/25	912,048
1,000,000	Federal Farm Credit Banks Funding Corporation	3.1250	04/26/30	921,594
1,250,000	Federal Farm Credit Banks Funding Corporation	1.7300	09/22/31	1,000,910

See accompanying notes to financial statements.

E V E N T I D E	50

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 18.6% (Continued)
	GOVERNMENT SPONSORED — 5.3% (Continued)
3,250,000	Federal Farm Credit Banks Funding Corporation	3.2500	07/28/32	$2,935,019
1,750,000	Federal Farm Credit Banks Funding Corporation	1.4700	10/15/32	1,313,430
2,500,000	Federal Home Loan Mortgage Corporation	5.2000	05/17/24	2,500,987
1,750,000	Federal Home Loan Mortgage Corporation	5.2500	12/09/24	1,751,374
1,000,000	Federal Home Loan Mortgage Corporation	0.6000	10/15/25	892,266
				18,903,239
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $72,914,452)			66,146,862

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%[7]
	MONEY MARKET FUNDS - 0.0%[7]
103,257	Fidelity Government Portfolio, Class I, 4.06% (Cost $103,257) [8]			103,257

	TOTAL INVESTMENTS - 97.0% (Cost $360,447,512)			$344,181,733
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%			10,527,889
	NET ASSETS - 100.0%			$354,709,622

LLC	- Limited Liability Company

L.P.	- Limited Partnership

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

1.	Non-income producing security.

2.	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is $18,898,221 or 5.3% of net assets.

3.	Illiquid security. The total fair value of these securities as of December 31, 2022 was $3,800,000, representing 1.1% of net assets.

4.	The value of this security has been determined in good faith under policies of the Board of Trustees.

5.	Restricted security. See Note 6 for additional details.

6.	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

7.	Percentage rounds to less than 0.1%.

8.	Rate disclosed is the seven day effective yield as of December 31, 2022.

See accompanying notes to financial statements.

E V E N T I D E	51

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2022

	Eventide	Eventide	Eventide		Eventide
	Core Bond	Dividend	Exponential	Eventide	Healthcare &
	Fund	Opportunities Fund	Technologies Fund	Gilead Fund	Life Sciences Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$61,028,564	$510,903,662	$93,108,281	$2,551,417,592	$1,148,774,750
Affiliated investments at cost	—	—	—	37,399,898	347,855,531
Investments at cost	61,028,564	510,903,662	93,108,281	2,588,817,490	1,496,630,281
Unaffiliated investments at value	$52,539,961	$485,975,938	$83,374,374	$3,103,038,846	$1,325,378,950
Affiliated investments at value	—	—	—	34,392,159	170,228,463
Total investments at value	52,539,961	485,975,938	83,374,374	3,137,431,005	1,495,607,413
Cash held at custodian	371,602	24,052,589	1,459,012	122,275,646	75,298,611
Cash held at broker	—	101,325	12,178	11,830,391	7,070,815
Receivable for securities sold	184,340	—	—	—	30,277,629
Receivable for Fund shares sold	1,380,825	2,209,667	104,635	3,901,545	4,201,429
Dividends and interest receivable	362,200	400,867	29,295	1,324,454	421,797
Prepaid expenses and other assets	11,043	81,514	34,393	146,591	110,452
TOTAL ASSETS	54,849,971	512,821,900	85,013,887	3,276,909,632	1,612,988,146
LIABILITIES
Payable for Fund shares repurchased	29,281	526,267	131,443	10,628,761	3,320,678
Management fees payable	27,387	296,235	76,974	2,820,800	1,483,385
Distribution (12b-1) fees payable	949	68,028	20,833	90,243	75,801
Payable to related parties	28,599	43,893	22,871	398,642	191,639
Accrued expenses and other liabilities	56,170	65,189	26,682	614,385	536,358
TOTAL LIABILITIES	142,386	999,612	278,803	14,552,831	5,607,861
NET ASSETS	$54,707,585	$511,822,288	$84,735,084	$3,262,356,801	$1,607,380,285
Composition of Net Assets:
Paid in capital	$73,869,614	$540,736,744	$139,410,313	$2,746,006,115	$1,650,187,804
Accumulated earnings (losses)	(19,162,029)	(28,914,456)	(54,675,229)	516,350,686	(42,807,519)
NET ASSETS	$54,707,585	$511,822,288	$84,735,084	$3,262,356,801	$1,607,380,285

See accompanying notes to financial statements.

E V E N T I D E	52

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2022

	Eventide	Eventide	Eventide			Eventide
	Core Bond	Dividend	Exponential		Eventide	Healthcare &
	Fund	Opportunities Fund	Technologies Fund		Gilead Fund	Life Sciences Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$27,072,673	$90,891,068	$11,391,217		$474,934,389	$123,546,233
Shares of beneficial interest outstanding [1]	3,344,248	6,699,324	1,154,756		11,513,155	3,782,262
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$8.10	$13.57	$9.86	[2]	$41.25	$32.66
Class A Shares:
Net Assets	$200,197	$34,941,280	$6,762,740		$292,563,914	$140,709,700
Shares of beneficial interest outstanding [1]	24,619	2,574,088	685,387		7,138,874	4,338,589
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.13	$13.57	$9.87	[2]	$40.98	$32.43
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$8.63	$14.40	$10.47		$43.48	$34.41
Class C Shares:
Net Assets	$232,597	$12,340,246	$2,162,432		$216,100,938	$75,914,256
Shares of beneficial interest outstanding [1]	28,877	915,889	223,318		5,975,040	2,539,345
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$8.05	$13.47	$9.68	[2]	$36.17	$29.90
Class I Shares:
Net Assets	$27,202,118	$373,649,694	$64,418,695		$2,278,757,560	$1,267,210,096
Shares of beneficial interest outstanding [1]	3,359,947	27,517,328	6,494,767		53,564,975	38,007,286
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$8.10	$13.58	$9.92	[2]	$42.54	$33.34

1.	Unlimited number of shares of beneficial interest authorized, no par value.

2.	Redemptions made in the Eventide Exponential Technologies Fund less than 180 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

E V E N T I D E	53

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2022

	Eventide	Eventide	Eventide
	Large Cap	Limited-Term	Multi-Asset
	Focus Fund	Bond Fund	Income Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$6,183,457	$145,049,390	$360,447,512
Unaffiliated investments at value	$6,000,401	$136,121,948	$344,181,733
Cash held at custodian	294,161	2,695,142	8,121,579
Cash held at broker	—	—	104,958
Receivable for securities sold	—	141	1,880,237
Receivable for Fund shares sold	21,000	1,695,007	700,484
Dividends and interest receivable	3,467	806,457	1,216,637
Prepaid expenses and other assets	—	43,049	75,861
TOTAL ASSETS	6,319,029	141,361,744	356,281,489
LIABILITIES
Payable for Fund shares repurchased	—	143,767	1,223,222
Management fees payable	1,055	22,124	176,150
Distribution (12b-1) fees payable	5	2,749	79,123
Payable to related parties	10,694	31,604	55,757
Accrued expenses and other liabilities	22,689	53,894	37,615
TOTAL LIABILITIES	34,443	254,138	1,571,867
NET ASSETS	$6,284,586	$141,107,606	$354,709,622
Composition of Net Assets:
Paid in capital	$6,525,653	$156,311,747	$373,773,865
Accumulated losses	(241,067)	(15,204,141)	(19,064,243)
NET ASSETS	$6,284,586	$141,107,606	$354,709,622

See accompanying notes to financial statements.

E V E N T I D E	54

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2022

	Eventide	Eventide	Eventide
	Large Cap	Limited-Term	Multi-Asset
	Focus Fund	Bond Fund	Income Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$159,817	$19,166,769	$49,065,359
Shares of beneficial interest outstanding [1]	16,421	1,991,957	4,107,107
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$9.73	$9.62	$11.95
Class A Shares:
Net Assets	$63,867	$17,542,544	$25,392,379
Shares of beneficial interest outstanding [1]	6,565	1,819,057	2,120,799
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.73	$9.64	$11.97
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.32	$10.23	$12.70
Class C Shares:
Net Assets	$10,108	$2,114,060	$16,955,686
Shares of beneficial interest outstanding [1]	1,042	220,694	1,426,308
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$9.70	$9.58	$11.89
Class I Shares:
Net Assets	$6,050,794	$102,284,233	$263,296,198
Shares of beneficial interest outstanding [1]	621,608	10,367,066	22,031,212
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$9.73	$9.87	$11.95

1.	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

E V E N T I D E	55

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2022

	Eventide	Eventide	Eventide		Eventide
	Core Bond	Dividend	Exponential	Eventide	Healthcare &
	Fund	Opportunities Fund	Technologies Fund	Gilead Fund	Life Sciences Fund
INVESTMENT INCOME
Dividend income	$—	$4,420,151	$100,064	$10,958,991	$1,007,074
Interest	906,277	450,669	83,280	3,821,397	1,897,973
Less: Foreign dividend withholding taxes	—	(625)	(477)	(318,487)	—
TOTAL INVESTMENT INCOME	906,277	4,870,195	182,867	14,461,901	2,905,047
EXPENSES
Management fees	123,095	1,749,514	552,583	17,589,012	8,441,927
Distribution (12b-1) fees:
Class N	47,972	86,492	13,652	547,351	127,373
Class A	254	39,596	9,648	398,356	166,779
Class C	1,184	56,356	12,648	1,211,812	370,754
Shareholder servicing fees	75,747	363,204	74,227	2,198,472	1,096,437
Registration fees	27,600	55,200	35,144	92,000	64,400
Administrative fees	12,725	74,553	18,038	421,362	180,653
Printing and postage expenses	12,072	63,519	10,334	181,771	88,219
Transfer agent fees	8,679	27,736	15,912	163,559	87,864
Audit fees	7,435	6,554	6,427	16,131	11,089
Management services fees	7,267	51,004	10,669	385,720	163,244
Trustees fees and expenses	6,856	6,856	6,856	6,856	6,856
Legal fees	6,127	6,637	6,127	7,237	7,919
Compliance officer fees	5,897	8,924	4,733	49,122	22,257
Custodian fees	3,686	10,289	4,228	97,709	36,858
Insurance expense	1,840	6,440	1,288	73,600	23,000
Line of credit fees	489	489	489	489	489
Line of credit interest	70	—	—	—	—
Other expenses	1,664	2,320	2,319	30,327	14,126
TOTAL EXPENSES	350,659	2,615,683	785,322	23,470,886	10,910,244
Less: Fees waived/reimbursed by the Manager	(103,404)	(130,937)	(30,941)	—	—
NET EXPENSES	247,255	2,484,746	754,381	23,470,886	10,910,244
NET INVESTMENT INCOME (LOSS)	659,022	2,385,449	(571,514)	(9,008,985)	(8,005,197)
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	(3,359,884)	(4,391,282)	(13,295,958)	(8,356,567)	48,006,192
Affiliated investments (See Note 5)	—	—	—	1,684,920	61,550,946
Net realized gain (loss)	(3,359,884)	(4,391,282)	(13,295,958)	(6,671,647)	109,557,138
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	859,851	8,953,668	3,561,273	(59,009,016)	81,123,464
Affiliated investments (See Note 5)	—	—	—	30,413,006	122,878,725
Net change in unrealized appreciation (depreciation)	859,851	8,953,668	3,561,273	(28,596,010)	204,002,189
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(2,500,033)	4,562,386	(9,734,685)	(35,267,657)	313,559,327
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,841,011)	$6,947,835	$(10,306,199)	$(44,276,642)	$305,554,130

See accompanying notes to financial statements.

E V E N T I D E	56

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Funds
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended December 31, 2022

	Eventide	Eventide	Eventide
	Large Cap	Limited-Term	Multi-Asset
	Focus Fund [1]	Bond Fund	Income Fund
INVESTMENT INCOME
Dividend income	$11,564	$—	$1,878,732
Interest	5,999	1,747,070	2,333,141
Less: Foreign dividend withholding taxes	(509)	—	(160)
TOTAL INVESTMENT INCOME	17,054	1,747,070	4,211,713
EXPENSES
Management fees	11,406	288,745	1,093,614
Distribution (12b-1) fees:
Class N	92	13,434	48,021
Class A	23	25,055	32,892
Class C	21	9,096	88,816
Registration fees	10,981	33,120	46,000
Transfer agent fees	9,160	13,680	21,633
Printing and postage expenses	8,782	26,238	61,930
Legal fees	7,461	6,814	6,431
Audit fees	6,806	8,571	8,571
Trustees fees and expenses	6,302	6,856	6,856
Administrative fees	5,419	40,831	59,897
Shareholder servicing fees	4,024	127,089	245,141
Custodian fees	3,932	6,311	11,651
Compliance officer fees	3,620	6,593	9,336
Insurance expense	916	2,208	5,520
Line of credit fees	489	489	489
Management services fees	334	18,628	38,786
Line of credit interest	—	3,983	—
Other expenses	2,521	2,269	2,255
TOTAL EXPENSES	82,289	640,010	1,787,839
Less: Fees waived/reimbursed by the Manager	(66,814)	(107,306)	(104,484)
NET EXPENSES	15,475	532,704	1,683,355
NET INVESTMENT INCOME	1,579	1,214,366	2,528,358
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from:
Investments	(56,379)	(4,058,878)	(2,895,707)
Net realized loss	(56,379)	(4,058,878)	(2,895,707)
Net change in unrealized appreciation (depreciation) on:
Investments	(183,056)	2,164,275	755,813
Net change in unrealized appreciation (depreciation) on:	(183,056)	2,164,275	755,813
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(239,435)	(1,894,603)	(2,139,894)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(237,856)	$(680,237)	$388,464

1.	Eventide Large Cap Focus Fund commenced on June 30, 2022.

See accompanying notes to financial statements.

E V E N T I D E	57

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Core Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Month Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment income	$659,022	$1,073,033
Net realized loss from investments	(3,359,884)	(6,461,166)
Net change in unrealized appreciation (depreciation) on investments	859,851	(8,302,256)
Net decrease in net assets resulting from operations	(1,841,011)	(13,690,389)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(401,260)	(729,933)
Class A	(2,121)	(3,145)
Class C	(1,667)	(1,363)
Class I	(283,213)	(574,609)
Return of Capital
Class N	—	(109,235)
Class A	—	(366)
Class C	—	(219)
Class I	—	(42,656)
Total distributions to shareholders	(688,261)	(1,461,526)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	4,055,904	19,899,042
Class A	36,778	135,918
Class C	28,361	211,387
Class I	16,742,577	23,817,414
Net asset value of shares issued in reinvestment of distributions:
Class N	401,104	838,996
Class A	2,122	3,469
Class C	1,667	1,583
Class I	241,855	590,448
Payments for shares repurchased:
Class N	(33,945,811)	(10,625,350)
Class A	(29,482)	(294,028)
Class C	(12,386)	(131,770)
Class I	(2,750,821)	(68,398,673)
Net decrease in net assets from shares of beneficial interest	(15,228,132)	(33,951,564)
TOTAL DECREASE IN NET ASSETS	(17,757,404)	(49,103,479)
NET ASSETS
Beginning of Period/Year	72,464,989	121,568,468
End of Period/Year	$54,707,585	$72,464,989

See accompanying notes to financial statements.

E V E N T I D E	58

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Core Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Month Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
SHARE ACTIVITY
Class N:
Shares Sold	492,405	2,119,735
Shares Reinvested	49,680	94,241
Shares Repurchased	(4,116,379)	(1,156,503)
Net increase (decrease) in shares of beneficial interest outstanding	(3,574,294)	1,057,473
Class A:
Shares Sold	4,624	14,231
Shares Reinvested	262	382
Shares Repurchased	(3,612)	(30,806)
Net increase (decrease) in shares of beneficial interest outstanding	1,274	(16,193)
Class C:
Shares Sold	3,388	23,636
Shares Reinvested	207	181
Shares Repurchased	(1,539)	(13,937)
Net increase in shares of beneficial interest outstanding	2,056	9,880
Class I:
Shares Sold	2,016,883	2,561,464
Shares Reinvested	29,940	63,677
Shares Repurchased	(337,490)	(7,637,167)
Net increase (decrease) in shares of beneficial interest outstanding	1,709,333	(5,012,026)

See accompanying notes to financial statements.

E V E N T I D E	59

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Dividend Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Month Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment income	$2,385,449	$2,168,413
Net realized gain (loss) from investments	(4,391,282)	13,552,049
Net change in unrealized appreciation (depreciation) on investments	8,953,668	(89,452,647)
Net increase (decrease) in net assets resulting from operations	6,947,835	(73,732,185)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(975,144)	(2,519,406)
Class A	(360,422)	(839,193)
Class C	(86,749)	(227,687)
Class I	(4,294,110)	(10,661,211)
Total distributions to shareholders	(5,716,425)	(14,247,497)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	28,902,426	56,461,865
Class A	9,597,999	27,762,830
Class C	3,440,943	9,864,580
Class I	125,672,856	344,005,015
Net asset value of shares issued in reinvestment of distributions:
Class N	951,874	2,359,627
Class A	347,117	792,135
Class C	84,188	221,407
Class I	3,886,157	10,078,130
Payments for shares repurchased:
Class N	(13,707,699)	(40,190,024)
Class A	(4,448,198)	(10,920,219)
Class C	(1,220,658)	(2,404,711)
Class I	(62,874,695)	(220,287,662)
Net increase in net assets from shares of beneficial interest	90,632,310	177,742,973
TOTAL INCREASE IN NET ASSETS	91,863,720	89,763,291
NET ASSETS
Beginning of Period/Year	419,958,568	330,195,277
End of Period/Year	$511,822,288	$419,958,568

See accompanying notes to financial statements.

E V E N T I D E	60

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Dividend Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Month Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
SHARE ACTIVITY
Class N:
Shares Sold	2,058,244	3,486,424
Shares Reinvested	69,918	142,270
Shares Repurchased	(1,010,396)	(2,496,966)
Net increase in shares of beneficial interest outstanding	1,117,766	1,131,728
Class A:
Shares Sold	686,036	1,707,341
Shares Reinvested	25,432	47,967
Shares Repurchased	(314,583)	(705,272)
Net increase in shares of beneficial interest outstanding	396,885	1,050,036
Class C:
Shares Sold	251,864	604,239
Shares Reinvested	6,152	13,203
Shares Repurchased	(89,986)	(155,395)
Net increase in shares of beneficial interest outstanding	168,030	462,047
Class I:
Shares Sold	8,996,119	21,354,456
Shares Reinvested	285,494	609,287
Shares Repurchased	(4,522,703)	(14,155,468)
Net increase in shares of beneficial interest outstanding	4,758,910	7,808,275

See accompanying notes to financial statements.

E V E N T I D E	61

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Exponential Technologies Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Month Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment loss	$(571,514)	$(1,843,408)
Net realized loss from investments and securities sold short	(13,295,958)	(29,183,178)
Net change in unrealized appreciation (depreciation) on investments	3,561,273	(38,234,099)
Net decrease in net assets resulting from operations	(10,306,199)	(69,260,685)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	—	(255,449)
Class A	—	(126,950)
Class C	—	(41,959)
Class I	—	(1,482,367)
Total distributions to shareholders	—	(1,906,725)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	2,787,593	12,127,019
Class A	988,405	6,263,795
Class C	303,850	2,958,436
Class I	25,366,175	71,123,517
Net asset value of shares issued in reinvestment of distributions:
Class N	—	226,434
Class A	—	119,077
Class C	—	40,806
Class I	—	1,436,229
Redemption fee proceeds:
Class N	11,018	7,981
Class A	6,181	4,019
Class C	2,018	1,370
Class I	61,028	55,043
Payments for shares repurchased:
Class N	(2,414,850)	(6,089,688)
Class A	(858,713)	(1,682,918)
Class C	(318,901)	(953,062)
Class I	(25,737,255)	(41,904,207)
Net increase in net assets from shares of beneficial interest	196,549	43,733,851
TOTAL DECREASE IN NET ASSETS	(10,109,650)	(27,433,559)
NET ASSETS
Beginning of Period/Year	94,844,734	122,278,293
End of Period/Year	$84,735,084	$94,844,734

See accompanying notes to financial statements.

E V E N T I D E	62

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Exponential Technologies Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Month Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
SHARE ACTIVITY
Class N:
Shares Sold	243,039	721,035
Shares Reinvested	—	13,359
Shares Repurchased	(230,545)	(416,618)
Net increase in shares of beneficial interest outstanding	12,494	317,776
Class A:
Shares Sold	89,241	375,322
Shares Reinvested	—	7,025
Shares Repurchased	(78,768)	(109,002)
Net increase in shares of beneficial interest outstanding	10,473	273,345
Class C:
Shares Sold	27,852	172,387
Shares Reinvested	—	2,433
Shares Repurchased	(29,495)	(58,818)
Net increase (decrease) in shares of beneficial interest outstanding	(1,643)	116,002
Class I:
Shares Sold	2,190,108	4,328,347
Shares Reinvested	—	84,434
Shares Repurchased	(2,308,129)	(2,862,825)
Net increase (decrease) in shares of beneficial interest outstanding	(118,021)	1,549,956

See accompanying notes to financial statements.

E V E N T I D E	63

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Month Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment loss	$(9,008,985)	$(37,833,295)
Net realized gain (loss) from investments	(6,671,647)	324,733,387
Net change in unrealized depreciation on investments	(28,596,010)	(2,034,275,508)
Net decrease in net assets resulting from operations	(44,276,642)	(1,747,375,416)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(26,502,428)	(50,029,637)
Class A	(15,537,719)	(28,422,072)
Class C	(13,038,729)	(26,952,726)
Class I	(117,168,110)	(222,170,791)
Total distributions to shareholders	(172,246,986)	(327,575,226)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	47,803,256	166,322,263
Class A	23,709,105	162,435,956
Class C	8,202,046	107,364,226
Class I	349,210,956	1,036,497,941
Net asset value of shares issued in reinvestment of distributions:
Class N	25,204,656	46,771,045
Class A	14,252,437	25,974,652
Class C	12,562,355	25,761,719
Class I	103,966,492	193,528,454
Payments for shares repurchased:
Class N	(95,907,451)	(198,598,681)
Class A	(27,716,776)	(167,012,421)
Class C	(23,914,698)	(149,099,850)
Class I	(435,488,830)	(911,160,701)
Net increase in net assets from shares of beneficial interest	1,883,548	338,784,603
TOTAL DECREASE IN NET ASSETS	(214,640,080)	(1,736,166,039)
NET ASSETS
Beginning of Period/Year	3,476,996,881	5,213,162,920
End of Period/Year	$3,262,356,801	$3,476,996,881

See accompanying notes to financial statements.

E V E N T I D E	64

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Month Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
SHARE ACTIVITY
Class N:
Shares Sold	1,044,295	2,800,311
Shares Reinvested	594,029	741,808
Shares Repurchased	(2,141,684)	(3,366,988)
Net increase (decrease) in shares of beneficial interest outstanding	(503,360)	175,131
Class A:
Shares Sold	520,887	2,529,402
Shares Reinvested	338,136	414,401
Shares Repurchased	(614,176)	(2,647,269)
Net increase in shares of beneficial interest outstanding	244,847	296,534
Class C:
Shares Sold	199,647	1,773,495
Shares Reinvested	337,607	458,834
Shares Repurchased	(598,015)	(2,616,327)
Net decrease in shares of beneficial interest outstanding	(60,761)	(383,998)
Class I:
Shares Sold	7,440,308	16,796,336
Shares Reinvested	2,376,377	2,986,985
Shares Repurchased	(9,361,623)	(15,837,222)
Net increase in shares of beneficial interest outstanding	455,062	3,946,099

See accompanying notes to financial statements.

E V E N T I D E	65

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Month Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment loss	$(8,005,197)	$(24,994,050)
Net realized gain (loss) from investments	109,557,138	(42,052,079)
Net change in unrealized appreciation (depreciation) on investments	204,002,189	(677,637,461)
Net increase (decrease) in net assets resulting from operations	305,554,130	(744,683,590)
DISTRIBUTIONS TO SHAREHOLDERS
Class N	—	(18,248,290)
Class A	—	(17,603,937)
Class C	—	(10,868,612)
Class I	—	(145,913,984)
Total distributions to shareholders	—	(192,634,823)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	12,283,273	57,285,702
Class A	11,321,751	57,861,212
Class C	4,101,805	34,729,716
Class I	231,172,845	793,174,870
Net asset value of shares issued in reinvestment of distributions:
Class N	—	17,652,005
Class A	—	14,878,863
Class C	—	10,395,415
Class I	—	105,640,209
Payments for shares repurchased:
Class N	(31,102,727)	(99,392,035)
Class A	(11,884,563)	(65,373,637)
Class C	(9,431,560)	(47,488,416)
Class I	(226,200,718)	(733,072,589)
Net increase (decrease) in net assets from shares of beneficial interest	(19,739,894)	146,291,315
TOTAL INCREASE (DECREASE) IN NET ASSETS	285,814,236	(791,027,098)
NET ASSETS
Beginning of Period/Year	1,321,566,049	2,112,593,147
End of Period/Year	$1,607,380,285	$1,321,566,049

See accompanying notes to financial statements.

E V E N T I D E	66

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Month Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
SHARE ACTIVITY
Class N:
Shares Sold	404,169	1,575,629
Shares Reinvested	—	464,771
Shares Repurchased	(994,368)	(2,591,532)
Net decrease in shares of beneficial interest outstanding	(590,199)	(551,132)
Class A:
Shares Sold	378,711	1,538,348
Shares Reinvested	—	394,351
Shares Repurchased	(392,623)	(1,756,110)
Net increase (decrease) in shares of beneficial interest outstanding	(13,912)	176,589
Class C:
Shares Sold	147,239	993,106
Shares Reinvested	—	296,588
Shares Repurchased	(338,462)	(1,372,431)
Net decrease in shares of beneficial interest outstanding	(191,223)	(82,737)
Class I:
Shares Sold	7,472,079	22,293,426
Shares Reinvested	—	2,730,427
Shares Repurchased	(7,341,617)	(20,587,267)
Net increase in shares of beneficial interest outstanding	130,462	4,436,586

See accompanying notes to financial statements.

E V E N T I D E	67

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Large Cap Focus Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Six Month Ended
December 31, 2022 [1]
(Unaudited)
FROM OPERATIONS
Net investment income	$1,579
Net realized loss from investments	(56,379)
Net change in unrealized depreciation on investments	(183,056)
Net decrease in net assets resulting from operations	(237,856)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(12)
Class A	(14)
Class I	(3,185)
Total distributions to shareholders	(3,211)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	207,519
Class A	98,825
Class C	10,510
Class I	6,897,469
Net asset value of shares issued in reinvestment of distributions:
Class N	7
Class A	14
Class I	3,053
Payments for shares repurchased:
Class N	(44,314)
Class A	(36,439)
Class I	(610,991)
Net increase in net assets from shares of beneficial interest	6,525,653
TOTAL INCREASE IN NET ASSETS	6,284,586
NET ASSETS
Beginning of Period	—
End of Period	$6,284,586

1.	Eventide Large Cap Focus Fund commenced on June 30, 2022.

See accompanying notes to financial statements.

E V E N T I D E	68

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Large Cap Focus Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Six Month Ended
December 31, 2022 [1]
(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	20,933
Shares Reinvested	1
Shares Repurchased	(4,513)
Net increase in shares of beneficial interest outstanding	16,421
Class A:
Shares Sold	10,097
Shares Reinvested	2
Shares Repurchased	(3,534)
Net increase in shares of beneficial interest outstanding	6,565
Class C:
Shares Sold	1,042
Net increase in shares of beneficial interest outstanding	1,042
Class I:
Shares Sold	684,659
Shares Reinvested	312
Shares Repurchased	(63,363)
Net increase in shares of beneficial interest outstanding	621,608

1.	Eventide Large Cap Focus Fund commenced on June 30, 2022.

See accompanying notes to financial statements.

E V E N T I D E	69

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Month Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment income	$1,214,366	$1,123,079
Net realized loss from investments	(4,058,878)	(1,842,031)
Net change in unrealized appreciation (depreciation) on investments	2,164,275	(11,453,973)
Net decrease in net assets resulting from operations	(680,237)	(12,172,925)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(99,970)	(45,786)
Class A	(128,359)	(167,972)
Class C	(5,914)	(2,773)
Class I	(1,056,739)	(1,134,005)
Return of Capital
Class N	—	(31,408)
Class A	—	(118,494)
Class C	—	(3,171)
Class I	—	(936,564)
Total distributions to shareholders	(1,290,982)	(2,440,173)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	19,970,258	6,269,296
Class A	3,620,962	14,052,234
Class C	762,016	1,052,949
Class I	46,374,480	113,802,147
Net asset value of shares issued in reinvestment of distributions:
Class N	99,644	76,046
Class A	127,378	283,529
Class C	5,845	5,863
Class I	916,000	1,812,738
Payments for shares repurchased:
Class N	(6,593,080)	(7,137,893)
Class A	(8,149,318)	(19,743,210)
Class C	(315,740)	(801,836)
Class I	(95,794,870)	(95,139,344)
Net increase (decrease) in net assets from shares of beneficial interest	(38,976,425)	14,532,519
TOTAL DECREASE IN NET ASSETS	(40,947,644)	(80,579)
NET ASSETS
Beginning of Period/Year	182,055,250	182,135,829
End of Period/Year	$141,107,606	$182,055,250

See accompanying notes to financial statements.

E V E N T I D E	70

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Month Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
SHARE ACTIVITY
Class N:
Shares Sold	2,085,963	604,525
Shares Reinvested	10,377	7,479
Shares Repurchased	(682,647)	(692,333)
Net increase (decrease) in shares of beneficial interest outstanding	1,413,693	(80,329)
Class A:
Shares Sold	374,455	1,367,565
Shares Reinvested	13,192	27,833
Shares Repurchased	(847,586)	(1,931,999)
Net decrease in shares of beneficial interest outstanding	(459,939)	(536,601)
Class C:
Shares Sold	79,835	103,863
Shares Reinvested	610	585
Shares Repurchased	(33,017)	(79,079)
Net increase in shares of beneficial interest outstanding	47,428	25,369
Class I:
Shares Sold	4,679,576	10,908,339
Shares Reinvested	92,761	174,506
Shares Repurchased	(9,708,985)	(9,184,513)
Net increase (decrease) in shares of beneficial interest outstanding	(4,936,648)	1,898,332

See accompanying notes to financial statements.

E V E N T I D E	71

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Month Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment income	$2,528,358	$3,259,284
Net realized gain (loss) from investments and foreign currency transactions	(2,895,707)	12,373,588
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	755,813	(56,988,661)
Net increase (decrease) in net assets resulting from operations	388,464	(41,355,789)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(879,155)	(2,564,067)
Class A	(454,664)	(1,586,555)
Class C	(240,439)	(1,068,493)
Class I	(5,054,320)	(19,496,798)
Total distributions to shareholders	(6,628,578)	(24,715,913)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	44,726,449	21,618,583
Class A	2,138,770	14,677,481
Class C	1,204,847	7,579,621
Class I	36,994,996	132,340,650
Net asset value of shares issued in reinvestment of distributions:
Class N	848,008	2,432,723
Class A	405,614	1,478,839
Class C	225,126	981,945
Class I	4,667,332	18,045,148
Payments for shares repurchased:
Class N	(29,548,905)	(22,348,326)
Class A	(2,515,320)	(8,906,607)
Class C	(2,376,294)	(5,981,374)
Class I	(43,988,238)	(108,791,176)
Net increase in net assets from shares of beneficial interest	12,782,385	53,127,507
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,542,271	(12,944,195)
NET ASSETS
Beginning of Period/Year	348,167,351	361,111,546
End of Period/Year	$354,709,622	$348,167,351

See accompanying notes to financial statements.

E V E N T I D E	72

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Month Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
SHARE ACTIVITY
Class N:
Shares Sold	3,670,659	1,536,893
Shares Reinvested	70,020	171,600
Shares Repurchased	(2,510,040)	(1,642,775)
Net increase in shares of beneficial interest outstanding	1,230,639	65,718
Class A:
Shares Sold	172,630	1,037,604
Shares Reinvested	33,326	104,231
Shares Repurchased	(205,371)	(648,352)
Net increase in shares of beneficial interest outstanding	585	493,483
Class C:
Shares Sold	98,854	537,741
Shares Reinvested	18,645	69,409
Shares Repurchased	(196,173)	(436,807)
Net increase (decrease) in shares of beneficial interest outstanding	(78,674)	170,343
Class I:
Shares Sold	3,029,994	9,464,878
Shares Reinvested	384,084	1,274,539
Shares Repurchased	(3,611,132)	(8,146,723)
Net increase (decrease) in shares of beneficial interest outstanding	(197,054)	2,592,694

See accompanying notes to financial statements.

E V E N T I D E	73

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class N
	Six Months Ended
	December 31, 2022	Year Ended	Period Ended
	(Unaudited)	June 30, 2022	June 30, 2021 *

Net asset value, beginning of period	$8.41	$9.66	$10.00

Activity from investment operations:
Net investment income [1]	0.08	0.08	0.05
Net realized and unrealized loss on investments	(0.30)	(1.20)	(0.29)
Total from investment operations	(0.22)	(1.12)	(0.24)

Less distributions from:
Net investment income	(0.09)	(0.11)	(0.05)
Return of capital	—	(0.02)	(0.05)
Total distributions	(0.09)	(0.13)	(0.10)

Net asset value, end of period	$8.10	$8.41	$9.66

Total return [2]	(2.64)%[5,6]	(11.69)%	(2.39)%[6]

Net assets, at end of period (000s)	$27,073	$58,166	$56,644

Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.07%[7]	0.96%	0.89%[7]
Ratio of net expenses to average net assets after expense reimbursement [4]	0.78%[7]	0.78%	0.78%[7]
Ratio of net investment income to average net assets [4,8]	1.85%[7]	0.88%	0.53%[7]

Portfolio Turnover Rate	21%[6]	56%	52%[6]

*	Eventide Core Bond Fund commenced on July 31, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E	74

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class A
	Six Months Ended
	December 31, 2022	Year Ended	Period Ended
	(Unaudited)	June 30, 2022	June 30, 2021 *

Net asset value, beginning of period	$8.44	$9.71	$10.00

Activity from investment operations:
Net investment income [1]	0.08	0.07	0.05
Net realized and unrealized loss on investments	(0.30)	(1.22)	(0.27)
Total from investment operations	(0.22)	(1.15)	(0.22)

Less distributions from:
Net investment income	(0.09)	(0.10)	(0.02)
Return of capital	—	(0.02)	(0.05)
Total distributions	(0.09)	(0.12)	(0.07)

Net asset value, end of period	$8.13	$8.44	$9.71

Total return [2]	(2.63)%[5]	(11.91)%	(2.28)%[5]

Net assets, at end of period (000s)	$200	$197	$384

Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.12%[6]	1.01%	0.94%[6]
Ratio of net expenses to average net assets after expense reimbursement [4]	0.83%[6]	0.83%	0.83%[6]
Ratio of net investment income to average net assets [4,7]	1.85%[6]	0.78%	0.51%[6]

Portfolio Turnover Rate	21%[5]	56%	52%[5]

*	Eventide Core Bond Fund commenced on July 31, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

7.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E	75

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class C
	Six Months Ended
	December 31, 2022	Year Ended	Period Ended
	(Unaudited)	June 30, 2022	June 30, 2021 *

Net asset value, beginning of period	$8.37	$9.63	$10.00

Activity from investment operations:
Net investment income (loss) [1]	0.04	0.01	(0.02)
Net realized and unrealized loss on investments	(0.30)	(1.20)	(0.28)
Total from investment operations	(0.26)	(1.19)	(0.30)

Less distributions from:
Net investment income	(0.06)	(0.06)	(0.02)
Return of capital	—	(0.01)	(0.05)
Total distributions	(0.06)	(0.07)	(0.07)

Net asset value, end of period	$8.05	$8.37	$9.63

Total return [2]	(3.13)%[5]	(12.37)%	(3.02)%[5]

Net assets, at end of period (000s)	$233	$224	$163

Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.87%[6]	1.76%	1.69%[6]
Ratio of net expenses to average net assets after expense reimbursement [4]	1.58%[6]	1.58%	1.58%[6]
Ratio of net investment income (loss) to average net assets [4,7]	1.09%[6]	0.09%	(0.20)%[6]

Portfolio Turnover Rate	21%[5]	56%	52%[5]

*	Eventide Core Bond Fund commenced on July 31, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

7.	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E	76

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class I
	Six Months Ended
	December 31, 2022	Year Ended	Period Ended
	(Unaudited)	June 30, 2022	June 30, 2021 *

Net asset value, beginning of period	$8.41	$9.66	$10.00

Activity from investment operations:
Net investment income [1]	0.09	0.09	0.07
Net realized and unrealized loss on investments	(0.30)	(1.19)	(0.29)
Total from investment operations	(0.21)	(1.10)	(0.22)

Less distributions from:
Net investment income	(0.10)	(0.13)	(0.07)
Return of capital	—	(0.02)	(0.05)
Total distributions	(0.10)	(0.15)	(0.12)

Net asset value, end of period	$8.10	$8.41	$9.66

Total return [2]	(2.51)%[5]	(11.51)%	(2.24)%[5]

Net assets, at end of period (000s)	$27,202	$13,877	$64,377

Ratio of gross expenses to average net assets before expense reimbursement [3,4]	0.87%[6]	0.76%	0.69%[6]
Ratio of net expenses to average net assets after expense reimbursement [4]	0.58%[6]	0.58%	0.58%[6]
Ratio of net investment income to average net assets [4,7]	2.13%[6]	1.00%	0.80%[6]

Portfolio Turnover Rate	21%[5]	56%	52%[5]

*	Eventide Core Bond Fund commenced on July 31, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

7.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E	77

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class N
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018 *

Net asset value, beginning of period	$13.43	$15.86	$10.88	$10.37	$9.66	$10.00

Activity from investment operations:
Net investment income [1]	0.07	0.05	0.04	0.11	0.22	0.33
Net realized and unrealized gain (loss) on investments	0.22	(2.01)	5.08	0.57	0.66	(0.52)
Total from investment operations	0.29	(1.96)	5.12	0.68	0.88	(0.19)

Less distributions from:
Net investment income	(0.06)	(0.18)	(0.14)	(0.10)	(0.16)	(0.14)
Net realized gains	(0.09)	(0.29)	—	—	—	(0.01)
Return of capital	—	—	—	(0.07)	(0.01)	—
Total distributions	(0.15)	(0.47)	(0.14)	(0.17)	(0.17)	(0.15)

Net asset value, end of period	$13.57	$13.43	$15.86	$10.88	$10.37	$9.66

Total return [2]	2.15%[5]	(12.90)%	47.21%	6.60%	9.20%	(1.87)%[5]

Net assets, at end of period (000s)	$90,891	$74,940	$70,566	$18,576	$7,254	$4,929

Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	1.20%[6]	1.14%	1.19%	1.50%	2.00%	3.30%[6]
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	1.15%[6]	1.15%	1.15%	1.15%	1.15%	1.15%[6]
Ratio of net investment income to average net assets [4,7]	0.88%[6]	0.34%	0.27%	1.01%	2.25%	4.43%[6]

Portfolio Turnover Rate	20%[5]	50%	35%	90%	50%	13%[5]

*	Eventide Dividend Opportunities Fund commenced on September 29, 2017.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

7.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E	78

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class A
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018 *

Net asset value, beginning of period	$13.43	$15.85	$10.87	$10.36	$9.65	$10.00

Activity from investment operations:
Net investment income [1]	0.06	0.05	0.03	0.10	0.22	0.27
Net realized and unrealized gain (loss) on investments	0.23	(2.01)	5.08	0.57	0.65	(0.47)
Total from investment operations	0.29	(1.96)	5.11	0.67	0.87	(0.20)

Less distributions from:
Net investment income	(0.06)	(0.17)	(0.13)	(0.09)	(0.15)	(0.14)
Net realized gains	(0.09)	(0.29)	—	—	—	(0.01)
Return of capital	—	—	—	(0.07)	(0.01)	—
Total distributions	(0.15)	(0.46)	(0.13)	(0.16)	(0.16)	(0.15)

Net asset value, end of period	$13.57	$13.43	$15.85	$10.87	$10.36	$9.65

Total return [2]	2.12%[5]	(12.88)%	47.22%	6.55%	9.15%	(2.01)%[5]

Net assets, at end of period (000s)	$34,941	$29,243	$17,865	$3,184	$957	$511

Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	1.25%[6]	1.19%	1.24%	1.55%	2.05%	3.35%[6]
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	1.20%[6]	1.20%	1.20%	1.20%	1.20%	1.20%[6]
Ratio of net investment income to average net assets [4,7]	0.81%[6]	0.31%	0.22%	0.89%	2.28%	3.58%[6]

Portfolio Turnover Rate	20%[5]	50%	35%	90%	50%	13%[5]

*	Eventide Dividend Opportunities Fund commenced on September 29, 2017.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

7.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E	79

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class C
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018 *

Net asset value, beginning of period	$13.34	$15.77	$10.86	$10.35	$9.66	$10.00

Activity from investment operations:
Net investment income (loss) [1]	0.01	(0.07)	(0.08)	0.03	0.15	0.25
Net realized and unrealized gain (loss) on investments	0.22	(2.00)	5.06	0.56	0.65	(0.49)
Total from investment operations	0.23	(2.07)	4.98	0.59	0.80	(0.24)

Less distributions from:
Net investment income	(0.01)	(0.07)	(0.07)	(0.05)	(0.10)	(0.09)
Net realized gains	(0.09)	(0.29)	—	—	—	(0.01)
Return of capital	—	—	—	(0.03)	(0.01)	—
Total distributions	(0.10)	(0.36)	(0.07)	(0.08)	(0.11)	(0.10)

Net asset value, end of period	$13.47	$13.34	$15.77	$10.86	$10.35	$9.66

Total return [2]	1.70%[5]	(13.57)%	45.93%	5.78%	8.34%	(2.37)%[5]

Net assets, at end of period (000s)	$12,340	$9,975	$4,508	$824	$541	$299

Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	2.00%[6]	1.94%	1.99%	2.30%	2.80%	4.10%[6]
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	1.95%[6]	1.95%	1.95%	1.95%	1.95%	1.95%[6]
Ratio of net investment income (loss) to average net assets [4,7]	0.08%[6]	(0.42)%	(0.53)%	0.25%	1.53%	3.39%[6]

Portfolio Turnover Rate	20%[5]	50%	35%	90%	50%	13%[5]

*	Eventide Dividend Opportunities Fund commenced on September 29, 2017.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

7.	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E	80

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class I
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018 *

Net asset value, beginning of period	$13.44	$15.87	$10.88	$10.37	$9.67	$10.00

Activity from investment operations:
Net investment income [1]	0.08	0.09	0.07	0.12	0.24	0.26
Net realized and unrealized gain (loss) on investments	0.22	(2.02)	5.07	0.57	0.66	(0.43)
Total from investment operations	0.30	(1.93)	5.14	0.69	0.90	(0.17)

Less distributions from:
Net investment income	(0.07)	(0.21)	(0.15)	(0.10)	(0.19)	(0.15)
Net realized gains	(0.09)	(0.29)	—	—	—	(0.01)
Return of capital	—	—	—	(0.08)	(0.01)	—
Total distributions	(0.16)	(0.50)	(0.15)	(0.18)	(0.20)	(0.16)

Net asset value, end of period	$13.58	$13.44	$15.87	$10.88	$10.37	$9.67

Total return [2]	2.24%[5]	(12.72)%	47.49%	6.79%	9.40%	(1.68)%[5]

Net assets, at end of period (000s)	$373,650	$305,801	$237,256	$45,034	$7,892	$5,438

Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	1.00%[6]	0.94%	0.99%	1.30%	1.80%	3.10%[6]
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	0.95%[6]	0.95%	0.95%	0.95%	0.95%	0.95%[6]
Ratio of net investment income to average net assets [4,7]	1.08%[6]	0.55%	0.48%	1.16%	2.47%	3.35%[6]

Portfolio Turnover Rate	20%[5]	50%	35%	90%	50%	13%[5]

*	Eventide Dividend Opportunities Fund commenced on September 29, 2017.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

7.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E	81

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class N
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended
	(Unaudited)	June 30, 2022	June 30, 2021 *

Net asset value, beginning of period	$10.92	$19.08	$10.00

Activity from investment operations:
Net investment loss [1]	(0.08)	(0.25)	(0.25)
Net realized and unrealized gain (loss) on investments	(0.99)	(7.69)	9.33
Total from investment operations	(1.07)	(7.94)	9.08

Less distributions from:
Net realized gains	—	(0.23)	(0.02)
Total distributions	—	(0.23)	(0.02)

Paid-in-capital from redemption fees [1]	0.01	0.01	0.02

Net asset value, end of period	$9.86	$10.92	$19.08

Total return [2]	(9.71)%[6,7]	(42.00)%	91.00%

Net assets, at end of period (000s)	$11,391	$12,479	$15,730

Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.69%[8]	1.63%	1.73%
Ratio of net expenses to average net assets after expense reimbursement [4]	1.63%[8]	1.63%	1.63%
Ratio of net investment loss to average net assets [4,5]	(1.26)%[8]	(1.54)%	(1.50)%

Portfolio Turnover Rate	43%[7]	69%	60%

*	Eventide Exponential Technologies Fund commenced on June 30, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	82

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class A
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended
	(Unaudited)	June 30, 2022	June 30, 2021 *

Net asset value, beginning of period	$10.93	$19.08	$10.00

Activity from investment operations:
Net investment loss [1]	(0.07)	(0.25)	(0.26)
Net realized and unrealized gain (loss) on investments	(1.00)	(7.68)	9.34
Total from investment operations	(1.07)	(7.93)	9.08

Less distributions from:
Net realized gains	—	(0.23)	(0.02)
Total distributions	—	(0.23)	(0.02)

Paid-in-capital from redemption fees [1]	0.01	0.01	0.02

Net asset value, end of period	$9.87	$10.93	$19.08

Total return [2]	(9.70)%[6]	(41.95)%	91.00%

Net assets, at end of period (000s)	$6,763	$7,377	$7,662

Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.74%[7]	1.68%	1.78%
Ratio of net expenses to average net assets after expense reimbursement [4]	1.68%[7]	1.68%	1.68%
Ratio of net investment loss to average net assets [4,5]	(1.32)%[7]	(1.58)%	(1.55)%

Portfolio Turnover Rate	43%[6]	69%	60%

*	Eventide Exponential Technologies Fund commenced on June 30, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	83

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class C
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended
	(Unaudited)	June 30, 2022	June 30, 2021 *

Net asset value, beginning of period	$10.77	$18.96	$10.00

Activity from investment operations:
Net investment loss [1]	(0.12)	(0.37)	(0.38)
Net realized and unrealized gain (loss) on investments	(0.98)	(7.60)	9.35
Total from investment operations	(1.10)	(7.97)	8.97

Less distributions from:
Net realized gains	—	(0.23)	(0.02)
Total distributions	—	(0.23)	(0.02)

Paid-in-capital from redemption fees [1]	0.01	0.01	0.01

Net asset value, end of period	$9.68	$10.77	$18.96

Total return [2]	(10.12)%[6]	(42.43)%	89.80%

Net assets, at end of period (000s)	$2,162	$2,422	$2,065

Ratio of gross expenses to average net assets before expense reimbursement [3,4]	2.49%[7]	2.43%	2.53%
Ratio of net expenses to average net assets after expense reimbursement [4]	2.43%[7]	2.43%	2.43%
Ratio of net investment loss to average net assets [4,5]	(2.07)%[7]	(2.33)%	(2.30)%

Portfolio Turnover Rate	43%[6]	69%	60%

*	Eventide Exponential Technologies Fund commenced on June 30, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	84

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class I
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended
	(Unaudited)	June 30, 2022	June 30, 2021 *

Net asset value, beginning of period	$10.97	$19.12	$10.00

Activity from investment operations:
Net investment loss [1]	(0.06)	(0.22)	(0.22)
Net realized and unrealized gain (loss) on investments	(1.00)	(7.71)	9.34
Total from investment operations	(1.06)	(7.93)	9.12

Less distributions from:
Net realized gains	—	(0.23)	(0.02)
Total distributions	—	(0.23)	(0.02)

Paid-in-capital from redemption fees [1]	0.01	0.01	0.02

Net asset value, end of period	$9.92	$10.97	$19.12

Total return [2]	(9.57)%[6]	(41.86)%	91.40%

Net assets, at end of period (000s)	$64,419	$72,567	$96,821

Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.49%[7]	1.43%	1.53%
Ratio of net expenses to average net assets after expense reimbursement [4]	1.43%[7]	1.43%	1.43%
Ratio of net investment loss to average net assets [4,5]	(1.07)%[7]	(1.33)%	(1.30)%

Portfolio Turnover Rate	43%[6]	69%	60%

*	Eventide Exponential Technologies Fund commenced on June 30, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	85

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class N
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018

Net asset value, beginning of period	$44.10	$69.91	$47.16	$41.75	$37.80	$29.99

Activity from investment operations:
Net investment loss [1]	(0.14)	(0.53)	(0.51)	(0.25)	(0.14)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.43)	(21.01)	23.77	6.98	5.80	7.87
Total from investment operations	(0.57)	(21.54)	23.26	6.73	5.66	7.81

Less distributions from:
Net realized gains	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)	—
Total distributions	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)	—

Net asset value, end of period	$41.25	$44.10	$69.91	$47.16	$41.75	$37.80

Total return [2]	(1.43)%[5]	(32.65)%	49.43%	16.66%	16.41%	26.04%

Net assets, at end of period (000s)	$474,934	$529,869	$827,811	$549,944	$639,372	$435,526

Ratio of net expenses to average net assets [3]	1.37%[6]	1.31%	1.31%	1.38%	1.39%	1.39%
Ratio of net investment loss to average net assets [3,4]	(0.58)%[6]	(0.86)%	(0.85)%	(0.63)%	(0.37)%	(0.16)%

Portfolio Turnover Rate	19%[5]	27%	19%	35%	38%	24%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	86

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class A
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018

Net asset value, beginning of period	$43.83	$69.53	$46.92	$41.57	$37.66	$29.89

Activity from investment operations:
Net investment loss [1]	(0.15)	(0.55)	(0.54)	(0.27)	(0.16)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.42)	(20.88)	23.66	6.94	5.78	7.84
Total from investment operations	(0.57)	(21.43)	23.12	6.67	5.62	7.77

Less distributions from:
Net realized gains	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)	—
Total distributions	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)	—

Net asset value, end of period	$40.98	$43.83	$69.53	$46.92	$41.57	$37.66

Total return [2]	(1.44)%[5]	(32.67)%	49.39%	16.58%	16.36%	26.00%

Net assets, at end of period (000s)	$292,564	$302,171	$458,726	$301,013	$274,059	$274,257

Ratio of net expenses to average net assets [3]	1.42%[6]	1.36%	1.36%	1.43%	1.44%	1.44%
Ratio of net investment loss to average net assets [3,4]	(0.63)%[6]	(0.91)%	(0.91)%	(0.69)%	(0.44)%	(0.21)%

Portfolio Turnover Rate	19%[5]	27%	19%	35%	38%	24%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and also does not reflect the impact of sales charges.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Not Annualized.

6.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	87

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class C
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018

Net asset value, beginning of period	$39.09	$62.97	$42.86	$38.37	$35.16	$28.12

Activity from investment operations:
Net investment loss [1]	(0.28)	(0.91)	(0.89)	(0.53)	(0.41)	(0.31)
Net realized and unrealized gain (loss) on investments	(0.36)	(18.70)	21.51	6.34	5.33	7.35
Total from investment operations	(0.64)	(19.61)	20.62	5.81	4.92	7.04

Less distributions from:
Net realized gains	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)	—
Total distributions	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)	—

Net asset value, end of period	$36.17	$39.09	$62.97	$42.86	$38.37	$35.16

Total return [2]	(1.80)%[5]	(33.21)%	48.23%	15.71%	15.51%	25.04%

Net assets, at end of period (000s)	$216,101	$235,967	$404,272	$289,242	$266,001	$230,290

Ratio of net expenses to average net assets [3]	2.17%[6]	2.11%	2.11%	2.18%	2.19%	2.19%
Ratio of net investment loss to average net assets [3,4]	(1.38)%[6]	(1.67)%	(1.65)%	(1.43)%	(1.17)%	(0.96)%

Portfolio Turnover Rate	19%[5]	27%	19%	35%	38%	24%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	88

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class I
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018

Net asset value, beginning of period	$45.36	$71.65	$48.22	$42.59	$38.44	$30.43

Activity from investment operations:
Net investment income (loss) [1]	(0.09)	(0.41)	(0.40)	(0.18)	(0.07)	0.01
Net realized and unrealized gain (loss) on investments	(0.45)	(21.61)	24.34	7.13	5.93	8.00
Total from investment operations	(0.54)	(22.02)	23.94	6.95	5.86	8.01

Less distributions from:
Net realized gains	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)	—
Total distributions	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)	—

Net asset value, end of period	$42.54	$45.36	$71.65	$48.22	$42.59	$38.44

Total return [2]	(1.33)%[5]	(32.52)%	49.76%	16.85%	16.66%	26.32%

Net assets, at end of period (000s)	$2,278,758	$2,408,991	$3,522,353	$1,997,163	$1,475,489	$968,578

Ratio of net expenses to average net assets [3]	1.17%[6]	1.11%	1.11%	1.18%	1.19%	1.19%
Ratio of net investment income (loss) to average net assets [3,4]	(0.38)%[6]	(0.66)%	(0.65)%	(0.43)%	(0.17)%	0.03%

Portfolio Turnover Rate	19%[5]	27%	19%	35%	38%	24%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	89

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class N
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018

Net asset value, beginning of period	$26.52	$46.19	$43.33	$35.51	$34.52	$23.41

Activity from investment operations:
Net investment loss [1]	(0.18)	(0.57)	(0.72)	(0.52)	(0.46)	(0.40)
Net realized and unrealized gain (loss) on investments	6.32	(14.74)	5.52	9.19	3.39	11.87
Total from investment operations	6.14	(15.31)	4.80	8.67	2.93	11.47

Less distributions from:
Net investment income	—	(0.63)	—	—	—	—
Net realized gains	—	(3.73)	(1.94)	(0.87)	(1.98)	(0.37)
Total distributions	—	(4.36)	(1.94)	(0.87)	(1.98)	(0.37)

Paid-in-capital from redemption fees [1]	—	—	0.00 [4]	0.02	0.04	0.01

Net asset value, end of period	$32.66	$26.52	$46.19	$43.33	$35.51	$34.52

Total return [2]	22.87%[5,8]	(35.99)%[5]	10.34%	24.68%	10.38%[5]	49.45%[5]

Net assets, at end of period (000s)	$123,546	$115,954	$227,441	$231,460	$147,468	$93,030

Ratio of net expenses to average net assets [3]	1.53%[9]	1.50%	1.48%	1.50%	1.49%	1.50%[6]
Ratio of net investment loss to average net assets [3,7]	(1.16)%[9]	(1.49)%	(1.47)%	(1.44)%	(1.38)%	(1.35)%[6]

Portfolio Turnover Rate	44%[8]	59%	62%	33%	53%	43%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Amount represents less than $0.01 per share.

5.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

6.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

7.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

8.	Not annualized.

9.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	90

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class A
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018

Net asset value, beginning of period	$26.34	$45.91	$43.10	$35.33	$34.40	$23.33

Activity from investment operations:
Net investment loss [1]	(0.18)	(0.58)	(0.74)	(0.53)	(0.48)	(0.40)
Net realized and unrealized gain (loss) on investments	6.27	(14.64)	5.49	9.15	3.35	11.83
Total from investment operations	6.09	(15.22)	4.75	8.62	2.87	11.43

Less distributions from:
Net investment income	—	(0.62)	—	—	—	—
Net realized gains	—	(3.73)	(1.94)	(0.87)	(1.98)	(0.37)
Total distributions	—	(4.35)	(1.94)	(0.87)	(1.98)	(0.37)

Paid-in-capital from redemption fees [1]	—	—	0.00 [4]	0.02	0.04	0.01

Net asset value, end of period	$32.43	$26.34	$45.91	$43.10	$35.33	$34.40

Total return [2]	22.84%[8]	(36.02)%[5]	10.28%	24.67%	10.24%[5]	49.45%[5]

Net assets, at end of period (000s)	$140,710	$114,642	$191,709	$175,151	$143,407	$133,329

Ratio of net expenses to average net assets [3]	1.58%[9]	1.55%	1.53%	1.55%	1.54%	1.55%[6]
Ratio of net investment loss to average net assets [3,7]	(1.20)%[9]	(1.54)%	(1.52)%	(1.49)%	(1.43)%	(1.40)%[6]

Portfolio Turnover Rate	44%[8]	59%	62%	33%	53%	43%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and also does not reflect the impact of sales charges.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Amount represents less than $0.01 per share.

5.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

6.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

7.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

8.	Not annualized.

9.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	91

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class C
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018

Net asset value, beginning of period	$24.37	$42.78	$40.56	$33.54	$33.00	$22.57

Activity from investment operations:
Net investment loss [1]	(0.28)	(0.80)	(1.04)	(0.76)	(0.69)	(0.60)
Net realized and unrealized gain (loss) on investments	5.81	(13.60)	5.20	8.63	3.17	11.39
Total from investment operations	5.53	(14.40)	4.16	7.87	2.48	10.79

Less distributions from:
Net investment income	—	(0.28)	—	—	—	—
Net realized gains	—	(3.73)	(1.94)	(0.87)	(1.98)	(0.37)
Total distributions	—	(4.01)	(1.94)	(0.87)	(1.98)	(0.37)

Paid-in-capital from redemption fees [1]	—	—	0.00 [4]	0.02	0.04	0.01

Net asset value, end of period	$29.90	$24.37	$42.78	$40.56	$33.54	$33.00

Total return [2]	22.44%[8]	(36.51)%[5]	9.45%	23.73%	9.50%[5]	48.27%[5]

Net assets, at end of period (000s)	$75,914	$66,540	$120,351	$104,202	$87,773	$75,025

Ratio of net expenses to average net assets [3]	2.33%[9]	2.30%	2.28%	2.30%	2.29%	2.30%[6]
Ratio of net investment loss to average net assets [3,7]	(1.95)%[9]	(2.29)%	(2.27)%	(2.23)%	(2.18)%	(2.15)%[6]

Portfolio Turnover Rate	44%[8]	59%	62%	33%	53%	43%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Amount represents less than $0.01 per share.

5.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

6.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

7.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

8.	Not annualized.

9.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	92

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class I
	Six Months Ended
	December 31, 2022	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018

Net asset value, beginning of period	$27.05	$47.04	$44.02	$35.98	$34.88	$23.60

Activity from investment operations:
Net investment loss [1]	(0.15)	(0.49)	(0.64)	(0.46)	(0.40)	(0.34)
Net realized and unrealized gain (loss) on investments	6.44	(15.03)	5.60	9.35	3.44	11.98
Total from investment operations	6.29	(15.52)	4.96	8.89	3.04	11.64

Less distributions from:
Net investment income	—	(0.74)	—	—	—	—
Net realized gains	—	(3.73)	(1.94)	(0.87)	(1.98)	(0.37)
Total distributions	—	(4.47)	(1.94)	(0.87)	(1.98)	(0.37)

Paid-in-capital from redemption fees [1]	—	—	0.00 [4]	0.02	0.04	0.01

Net asset value, end of period	$33.34	$27.05	$47.04	$44.02	$35.98	$34.88

Total return [2]	23.03%[8]	(35.85)%[5]	10.54%	24.97%	10.60%[5]	49.77%[5]

Net assets, at end of period (000s)	$1,267,210	$1,024,430	$1,573,091	$1,120,862	$705,159	$389,458

Ratio of net expenses to average net assets [3]	1.33%[9]	1.30%	1.28%	1.30%	1.29%	1.30%[6]
Ratio of net investment loss to average net assets [3,7]	(0.96)%[9]	(1.29)%	(1.28)%	(1.24)%	(1.19)%	(1.15)%[6]

Portfolio Turnover Rate	44%[8]	59%	62%	33%	53%	43%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Amount represents less than $0.01 per share.

5.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

6.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

7.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

8.	Not annualized.

9.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	93

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Class N
Six Months Ended
December 31, 2022 *
(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss [1]	(0.01)
Net realized and unrealized loss on investments	(0.26)
Total from investment operations	(0.27)

Less distributions from:
Net investment income	(0.00)[4]
Total distributions	(0.00)[4]

Net asset value, end of period	$9.73

Total return [2]	(2.69)%[5]

Net assets, at end of period (000s)	$160

Ratio of gross expenses to average net assets before expense reimbursement [3]	5.43%[6]
Ratio of net expenses to average net assets after expense reimbursement	1.17%[6]
Ratio of net investment loss to average net assets [7]	(0.07)%[6]

Portfolio Turnover Rate	16%[5]

*	Eventide Large Cap Focus Fund Class N commenced on June 30, 2022.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	Amount represents less than $0.01 per share.

5.	Not annualized.

6.	Annualized.

7.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E	94

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Class A
Six Months Ended
December 31, 2022 *
(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss [1]	(0.01)
Net realized and unrealized loss on investments	(0.26)
Total from investment operations	(0.27)

Less distributions from:
Net investment income	(0.00)[4]
Total distributions	(0.00)[4]

Net asset value, end of period	$9.73

Total return [2]	(2.68)%[5]

Net assets, at end of period (000s)	$64

Ratio of gross expenses to average net assets before expense reimbursement [3]	5.48%[6]
Ratio of net expenses to average net assets after expense reimbursement	1.22%[6]
Ratio of net investment loss to average net assets [7]	(0.08)%[6]

Portfolio Turnover Rate	16%[5]

*	Eventide Large Cap Focus Fund Class N commenced on June 30, 2022.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	Amount represents less than $0.01 per share.

5.	Not annualized.

6.	Annualized.

7.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E	95

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Class C
Six Months Ended
December 31, 2022 *
(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss [1]	(0.05)
Net realized and unrealized loss on investments	(0.25)
Total from investment operations	(0.30)

Net asset value, end of period	$9.70

Total return [2]	(3.00)%[4]

Net assets, at end of period (000s)	$10

Ratio of gross expenses to average net assets before expense reimbursement [3]	6.23%[5]
Ratio of net expenses to average net assets after expense reimbursement	1.97%[5]
Ratio of net investment loss to average net assets [6]	(0.90)%[5]

Portfolio Turnover Rate	16%[4]

*	Eventide Large Cap Focus Fund Class N commenced on June 30, 2022.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	Not annualized.

5.	Annualized.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E	96

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Class I
Six Months Ended
December 31, 2022 *
(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment income [1]	0.01
Net realized and unrealized loss on investments	(0.27)
Total from investment operations	(0.26)

Less distributions from:
Net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$9.73

Total return [2]	(2.65)%[4]

Net assets, at end of period (000s)	$6,051

Ratio of gross expenses to average net assets before expense reimbursement [3]	5.23%[5]
Ratio of net expenses to average net assets after expense reimbursement	0.97%[5]
Ratio of net investment income to average net assets [6]	0.11%[5]

Portfolio Turnover Rate	16%[4]

*	Eventide Large Cap Focus Fund Class N commenced on June 30, 2022.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	Not annualized.

5.	Annualized.

6.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E	97

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class N
	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019 *

Net asset value, beginning of period	$9.72		$10.49	$10.62	$10.38	$10.03

Activity from investment operations:
Net investment income [1]	0.07		0.04	0.06	0.15	0.12
Net realized and unrealized gain (loss) on investments	(0.10)		(0.69)	(0.01)	0.30	0.34
Total from investment operations	(0.03)		(0.65)	0.05	0.45	0.46

Less distributions from:
Net investment income	(0.07)		(0.07)	(0.07)	(0.19)	(0.11)
Net realized gains	—		—	(0.07)	—	—
Return of capital	—		(0.05)	(0.04)	(0.02)	—
Total distributions	(0.07)		(0.12)	(0.18)	(0.21)	(0.11)

Net asset value, end of period	$9.62		$9.72	$10.49	$10.62	$10.38

Total return [2]	(0.34	) %[4]	(6.26)%	0.48%	4.37%	4.64	% [4]

Net assets, at end of period (000s)	$19,167		$5,622	$6,906	$37,973	$1,680

Ratio of gross expenses to average net assets before expense reimbursement [3]	0.88	% [5]	0.84%	0.86%	1.11%	2.41	% [5]
Ratio of net expenses to average net assets after expense reimbursement	0.75	% [5]	0.75%	0.75%	0.75%	0.98	% [5]
Ratio of net investment income to average net assets [6]	1.39	% [5]	0.42%	0.54%	1.44%	2.20	% [5]

Portfolio Turnover Rate	18	% [4]	48%	72%	71%	60	% [4]

*	Eventide Limited-Term Bond Fund Class N commenced on December 14, 2018.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	Not annualized.

5.	Annualized.

6.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E	98

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class A
	Six Months		Year	Year	Year	Period		Year	Year
	Ended		Ended	Ended	Ended	Ended		Ended	Ended
	December 31, 2022		June 30,	June 30,	June 30,	June 30,		October 31,	October 31,
	(Unaudited)		2022	2021	2020	2019*		2018	2017

Net asset value, beginning of period	$9.75		$10.51	$10.65	$10.41	$10.06		$10.44	$10.48

Activity from investment operations:
Net investment income [1]	0.05		0.04	0.03	0.17	0.14		0.19	0.19
Net realized and unrealized gain (loss) on investments	(0.10)		(0.69)	0.01 [4]	0.27	0.37		(0.35)	(0.04)
Total from investment operations	(0.05)		(0.65)	0.04	0.44	0.51		(0.16)	0.15

Less distributions from:
Net investment income	(0.06)		(0.06)	(0.07)	(0.18)	(0.16)		(0.20)	(0.19)
Net realized gains	—		—	(0.07)	—	—		(0.02)	—
Return of capital	—		(0.05)	(0.04)	(0.02)	—		—	—
Total distributions	(0.06)		(0.11)	(0.18)	(0.20)	(0.16)		(0.22)	(0.19)

Paid-in-capital from redemption fees [1]	—		—	—	—	—		0.00 [5]	0.00 [5]
Net asset value, end of period	$9.64		$9.75	$10.51	$10.65	$10.41		$10.06	$10.44

Total return [2]	(0.46	) %[6]	(6.20)%	0.45%	4.30%	5.08	% [6]	(1.52)%	1.49%

Net assets, at end of period(000s)	$17,543		$22,210	$29,596	$12,873	$13,977		$17,191	$25,479

Ratio of gross expenses to average net assets before expense reimbursement [3]	0.93	% [7]	0.89%	0.91%	1.16%	2.09	% [7]	1.62%	1.58%
Ratio of net expenses to average net assets after expense reimbursement	0.80	% [7]	0.80%	0.80%	0.80%	1.08	% [7]	1.25%	1.25%
Ratio of net investment income to average net assets [8]	1.17	% [7]	0.37%	0.27%	1.63%	2.05	% [7]	1.89%	1.84%

Portfolio Turnover Rate	18	% [6]	48%	72%	71%	60	% [6]	27%	49%

*	Represents the period November 1, 2018 through June 30, 2019. See Note 1.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

5.	Amount represents less than $0.01 per share.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E	99

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class C
	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019 *

Net asset value, beginning of period	$9.68		$10.44	$10.60	$10.37	$10.03

Activity from investment operations:
Net investment income (loss) [1]	0.02		(0.04)	(0.05)	(0.01)	0.07
Net realized and unrealized gain (loss) on investments	(0.09)		(0.68)	0.01 [4]	0.37	0.35
Total from investment operations	(0.07)		(0.72)	(0.04)	0.36	0.42

Less distributions from:
Net investment income	(0.03)		(0.02)	(0.01)	(0.10)	(0.08)
Net realized gains	—		—	(0.07)	—	—
Return of capital	—		(0.02)	(0.04)	(0.03)	—
Total distributions	(0.03)		(0.04)	(0.12)	(0.13)	(0.08)

Net asset value, end of period	$9.58		$9.68	$10.44	$10.60	$10.37

Total return [2]	(0.72	) %[5]	(6.94)%	(0.38)%	3.50%	4.24	% [5]

Net assets, at end of period (000s)	$2,114		$1,678	$1,545	$401	$72

Ratio of gross expenses to average net assets before expense reimbursement [3]	1.68	% [6]	1.64%	1.66%	1.91%	3.21	% [6]
Ratio of net expenses to average net assets after expense reimbursement	1.55	% [6]	1.55%	1.55%	1.55%	1.78	% [6]
Ratio of net investment income (loss) to average net assets [7]	0.47	% [6]	(0.37)%	(0.50)%	(0.08)%	1.45	% [6]

Portfolio Turnover Rate	18	% [5]	48%	72%	71%	60	% [5]

*	Eventide Limited-Term Bond Fund Class C commenced on December 14, 2018.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

5.	Not annualized.

6.	Annualized.

7.	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E	100

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class I
	Six Months		Year	Year	Year	Period		Year	Year
	Ended		Ended	Ended	Ended	Ended		Ended	Ended
	December 31, 2022		June 30,	June 30,	June 30,	June 30,		October 31,	October 31,
	(Unaudited)		2022	2021	2020	2019*		2018	2017
Net asset value, beginning of period	$9.97		$10.75	$10.89	$10.64	$10.27		$10.63	$10.51

Activity from investment operations:
Net investment income [1]	0.08		0.07	0.05	0.17	0.16		0.22	0.15
Net realized and unrealized gain (loss) on investments	(0.10)		(0.71)	0.01 [4]	0.31	0.38		(0.36)	(0.02)
Total from investment operations	(0.02)		(0.64)	0.06	0.48	0.54		(0.14)	0.13

Less distributions from:
Net investment income	(0.08)		(0.08)	(0.09)	(0.21)	(0.17)		(0.20)	(0.01)
Net realized gains	—		—	(0.07)	—	—		(0.02)	—
Return of capital	—		(0.06)	(0.04)	(0.02)	—		—	—
Total distributions	(0.08)		(0.14)	(0.20)	(0.23)	(0.17)		(0.22)	(0.01)

Paid-in-capital from redemption fees	—		—	—	—	—		(0.00)[5]	(0.00)[5]

Net asset value, end of period	$9.87		$9.97	$10.75	$10.89	$10.64		$10.27	$10.63

Total return [2]	(0.23	) %[6]	(6.02)%	0.65%	4.58%	5.30	% [6]	(1.31)%	1.20%

Net assets, at end of period(000s)	$102,284		$152,546	$144,089	$28,847	$3,230		$1,030	$889

Ratio of gross expenses to average net assets before expense reimbursement [3]	0.68	% [7]	0.64%	0.66%	0.91%	1.97	% [7]	1.38%	1.97%
Ratio of net expenses to average net assets after expense reimbursement	0.55	% [7]	0.55%	0.55%	0.55%	0.81	% [7]	1.00%	1.64%
Ratio of net investment income to average net assets [8]	1.43	% [7]	0.64%	0.49%	1.58%	2.30	% [7]	2.10%	1.41%

Portfolio Turnover Rate	18	% [6]	48%	72%	71%	60	% [6]	27%	49%

*	Represents the period November 1, 2018 through June 30, 2019. See Note 1.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

5.	Amount represents less than $0.01 per share.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

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S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class N
	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018

Net asset value, beginning of period	$12.12		$14.21	$11.38	$10.90	$10.58	$11.05

Activity from investment operations:
Net investment income [1]	0.08		0.10	0.08	0.16	0.28	0.34
Net realized and unrealized gain (loss) on investments	(0.04)		(1.35)	2.95	0.60	0.39	(0.30)
Total from investment operations	0.04		(1.25)	3.03	0.76	0.67	0.04

Less distributions from:
Net investment income	(0.09)		(0.21)	(0.18)	(0.14)	(0.22)	(0.36)
Net realized gains	(0.12)		(0.63)	(0.02)	—	(0.03)	(0.15)
Return of capital	—		—	—	(0.14)	(0.10)	—
Total distributions	(0.21)		(0.84)	(0.20)	(0.28)	(0.35)	(0.51)

Net asset value, end of period	$11.95		$12.12	$14.21	$11.38	$10.90	$10.58

Total return [2]	0.38	% [7]	(9.58)%	26.81%	7.03%	6.61%	0.29%

Net assets, at end of period (000s)	$49,065		$34,856	$39,947	$19,454	$17,104	$17,028

Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	1.08	% [8]	1.01%	1.05%	1.19%	1.30%	1.29	% [6]
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	1.02	% [8]	1.02%	1.02%	1.10%	1.15%	1.16	% [6]
Ratio of net investment income to average net assets [4,5]	1.31	% [8]	0.69%	0.59%	1.44%	2.71%	3.05	% [6]

Portfolio Turnover Rate	19	% [7]	66%	73%	107%	79%	29%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

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S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class A
	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018

Net asset value, beginning of period	$12.14		$14.22	$11.38	$10.89	$10.57	$11.05

Activity from investment operations:
Net investment income [1]	0.08		0.09	0.07	0.15	0.28	0.30
Net realized and unrealized gain (loss) on investments	(0.03)		(1.33)	2.96	0.61	0.39	(0.28)
Total from investment operations	0.05		(1.24)	3.03	0.76	0.67	0.02

Less distributions from:
Net investment income	(0.10)		(0.21)	(0.17)	(0.13)	(0.22)	(0.35)
Net realized gains	(0.12)		(0.63)	(0.02)	—	(0.03)	(0.15)
Return of capital	—		—	—	(0.14)	(0.10)	—
Total distributions	(0.22)		(0.84)	(0.19)	(0.27)	(0.35)	(0.50)

Net asset value, end of period	$11.97		$12.14	$14.22	$11.38	$10.89	$10.57

Total return [2]	0.35	% [7]	(9.55)%	26.84%	7.07%	6.56%	0.15%

Net assets, at end of period (000s)	$25,392		$25,744	$23,139	$10,659	$8,817	$11,864

Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	1.13	% [8]	1.06%	1.10%	1.24%	1.35%	1.34	% [6]
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	1.07	% [8]	1.07%	1.07%	1.15%	1.20%	1.21	% [6]
Ratio of net investment income to average net assets [4,5]	1.24	% [8]	0.65%	0.55%	1.39%	2.63%	2.74	% [6]

Portfolio Turnover Rate	19	% [7]	66%	73%	107%	79%	29%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

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S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class C
	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018

Net asset value, beginning of period	$12.06		$14.15	$11.34	$10.86	$10.55	$11.03

Activity from investment operations:
Net investment income (loss) [1]	0.03		(0.01)	(0.03)	0.07	0.20	0.24
Net realized and unrealized gain (loss) on investments	(0.03)		(1.35)	2.95	0.60	0.38	(0.29)
Total from investment operations	(0.00)[7]		(1.36)	2.92	0.67	0.58	(0.05)

Less distributions from:
Net investment income	(0.05)		(0.10)	(0.09)	(0.09)	(0.16)	(0.28)
Net realized gains	(0.12)		(0.63)	(0.02)	—	(0.03)	(0.15)
Return of capital	—		—	—	(0.10)	(0.08)	—
Total distributions	(0.17)		(0.73)	(0.11)	(0.19)	(0.27)	(0.43)

Net asset value, end of period	$11.89		$12.06	$14.15	$11.34	$10.86	$10.55

Total return [2]	(0.02	) %[8]	(10.33)%	25.85%	6.23%	5.73%	(0.49)%

Net assets, at end of period (000s)	$16,956		$18,146	$18,883	$8,091	$6,194	$6,654

Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	1.88	% [9]	1.81%	1.85%	1.99%	2.10%	2.09	% [6]
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	1.82	% [9]	1.82%	1.82%	1.90%	1.95%	1.96	% [6]
Ratio of net investment income (loss) to average net assets [4,5]	0.48	% [9]	(0.10)%	(0.21)%	0.64%	1.90%	2.19	% [6]

Portfolio Turnover Rate	19	% [8]	66%	73%	107%	79%	29%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

7.	Amount represents less than $0.01 per share.

8.	Not annualized.

9.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	104

S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Multi-Asset Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years or Periods Presented

	Class I
	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018

Net asset value, beginning of period	$12.12		$14.22	$11.38	$10.90	$10.58	$11.05

Activity from investment operations:
Net investment income [1]	0.09		0.12	0.11	0.18	0.31	0.36
Net realized and unrealized gain (loss) on investments	(0.03)		(1.35)	2.95	0.60	0.38	(0.31)
Total from investment operations	0.06		(1.23)	3.06	0.78	0.69	0.05

Less distributions from:
Net investment income	(0.11)		(0.24)	(0.20)	(0.15)	(0.23)	(0.37)
Net realized gains	(0.12)		(0.63)	(0.02)	—	(0.03)	(0.15)
Return of capital	—		—	—	(0.15)	(0.11)	—
Total distributions	(0.23)		(0.87)	(0.22)	(0.30)	(0.37)	(0.52)

Net asset value, end of period	$11.95		$12.12	$14.22	$11.38	$10.90	$10.58

Total return [2]	0.48	% [7]	(9.46)%	27.12%	7.23%	6.81%	0.47%

Net assets, at end of period (000s)	$263,296		$269,421	$279,142	$110,295	$79,513	$76,764

Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	0.88	% [8]	0.81%	0.85%	0.99%	1.10%	1.09	% [6]
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	0.82	% [8]	0.82%	0.82%	0.90%	0.95%	0.96	% [6]
Ratio of net investment income to average net assets [4,5]	1.49	% [8]	0.90%	0.81%	1.65%	2.92%	3.32	% [6]

Portfolio Turnover Rate	19	% [7]	66%	73%	107%	79%	29%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

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S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Funds
Notes to Financial Statements	December 31, 2022

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of thirty-six series. These financial statements include the following series: Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund, Eventide Limited-Term Bond Fund and the Eventide Multi-Asset Income Fund (each a “Fund” or collectively the “Funds”). Each Fund except Eventide Exponential Technologies Fund and Eventide Large Cap Focus Fund is a diversified series of the Trust. Eventide Exponential Technologies Fund and Eventide Large Cap Focus Fund are non-diversified series of the Trust. The Funds’ investment manager is Eventide Asset Management, LLC (the “Manager”).

Eventide Core Bond Fund commenced operations on July 31, 2020. The Fund’s investment objective is total return consistent with income generation.

Eventide Dividend Opportunities Fund commenced operations on September 29, 2017. The Fund’s investment objectives are dividend income and long-term capital appreciation. The Fund’s secondary objective is dividend growth.

Eventide Exponential Technologies Fund commenced operations on June 30, 2020. The Fund’s investment objective is long-term capital appreciation.

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is long-term capital appreciation.

Eventide Large Cap Focus Fund commenced operations on June 30, 2022. The Fund’s investment objective is long-term capital appreciation.

Eventide Limited-Term Bond Fund (formerly Epiphany FFV Strategic Income Fund) Class A and Class I shares commenced operations on July 28, 2010. On March 29, 2017, the Board of Trustees of Epiphany Funds voted to reclassify (the “Conversion”) all outstanding Class C Shares of the Epiphany FFV Strategic Income Fund to Class I shares to be effective on May 30, 2017 (the “Conversion Date”). On the Conversion Date, each Class C share was reclassified as a Class I shares equal in value to the Class C shares owned by that shareholder. The Eventide Limited-Term Bond Fund’s Class N and Class C shares commenced operations December 14, 2018. The Fund changed its fiscal year end from October 31 to June 30. The Fund’s investment objective is income.

Eventide Multi-Asset Income Fund commenced operations on July 15, 2015. The Fund’s investment objective is current income while maintaining the potential for capital appreciation.

E V E N T I D E	106

S E M I - A N N U A L R E P O R T	December 31, 2022

Each Fund offers four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the manager does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

E V E N T I D E	107

S E M I - A N N U A L R E P O R T	December 31, 2022

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

■	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

■	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

■	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022 for the Funds’ assets measured at fair value:

Eventide Core Bond Fund Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities [1]	$—	$4,573,043	$—	$4,573,043
Corporate Bonds [1]	—	28,218,108	—	28,218,108
Municipal Bonds [1]	—	5,585,068	—	5,585,068
U.S. Government & Agencies [1]	—	14,163,742	—	14,163,742
Total	$—	$52,539,961	$—	$52,539,961

Eventide Dividend Opportunities Fund Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks [1]	$461,640,575	$—	$—	$461,640,575
Preferred Stocks [1]	18,926,566	—	—	18,926,566
Corporate Bonds [1]	—	2,000,300	2,000,000	4,000,300
Short-Term Investments	1,408,497	—	—	1,408,497
Total	$481,975,638	$2,000,300	$2,000,000	$485,975,938

Eventide Exponential Technologies Fund Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks [1]	$82,462,612	$—	$—	$82,462,612
Corporate Bond [1]	—	900,135	—	900,135
Short-Term Investments	11,627	—	—	11,627
Total	$82,474,239	$900,135	$—	$83,374,374
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S E M I - A N N U A L R E P O R T	December 31, 2022
Eventide Gilead Fund Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks [1]	$3,015,756,138	$—	$—	$3,015,756,138
Contingent Value Rights [1]	—	—	2,906,351	2,906,351
Private Investments [1]	—	—	32,492,360	32,492,360
Corporate Bonds [1]	—	24,001,800	27,000,000	51,001,800
Warrant [1]	—	—	1,899,799	1,899,799
Short-Term Investment	33,374,557	—	—	33,374,557
Total	$3,049,130,695	$24,001,800	$64,298,510	$3,137,431,005

Eventide Healthcare & Life Sciences Fund Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks [1]	$1,319,309,929	$—	$—	$1,319,309,929
Contingent Value Rights [1]	—	—	1,115,617	1,115,617
Private Investments [1]	—	580,994	95,637,849	96,218,843
Warrant [1]	—	—	949,847	949,847
Short-Term Investment	78,013,177	—	—	78,013,177
Total	$1,397,323,106	$580,994	$97,703,313	$1,495,607,413

Eventide Large Cap Focus Fund Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks [1]	$5,722,829	$—	$—	$5,722,829
Short-Term Investment	277,572	—	—	277,572
Total	$6,000,401	$—	$—	$6,000,401

Eventide Limited-Term Bond Fund Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities [1]	$—	$10,834,057	$—	$10,834,057
Collateralized Mortgage Obligations [1]	—	57,660	—	57,660
Corporate Bonds [1]	—	80,383,107	—	80,383,107
Municipal Bonds [1]	—	9,925,538	—	9,925,538
U.S. Government & Agencies [1]	—	34,921,586	—	34,921,586
Total	$—	$136,121,948	$—	$136,121,948

Eventide Multi-Asset Income Fund Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks [1]	$159,664,649	$—	$—	$159,664,649
Preferred Stocks [1]	10,749,866	—	—	10,749,866
Asset Backed Securities [1]	—	6,644,337	—	6,644,337
Collateralized Mortgage Obligations [1]	—	1,800,921	—	1,800,921
Corporate Bonds [1]	—	87,715,729	3,800,000	91,515,729
Municipal Bonds [1]	—	7,556,112	—	7,556,112
U.S. Government & Agencies [1]	—	66,146,862	—	66,146,862
Short-Term Investments	103,257	—	—	103,257
Total	$170,517,772	$169,863,961	$3,800,000	$344,181,733

1.	For a detailed break-out of investments by industry, please refer to the Schedule of Investments.
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The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Dividend Opportunities Fund
	Corporate Bonds	Total
Beginning balance 6/30/2022	$2,000,000	$2,000,000
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Cost of purchases	—	—
Proceeds from sales	—	—
Net transfers in/out of level 3	—	—
Ending balance 12/31/2022	$2,000,000	$2,000,000

Eventide Gilead Fund
	Contingent Value
	Rights	Private Investments	Corporate Bonds	Warrant	Total
Beginning balance 6/30/2022	$3,068,855	$32,492,360	$22,000,000	$1,899,799	$59,461,014
Total realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(162,504)	—	—	—	(162,504)
Cost of purchases	—	—	5,000,000	—	5,000,000
Proceeds from sales	—	—	—	—	—
Net transfers in/out of level 3	—	—	—	—	—
Ending balance 12/31/2022	$2,906,351	$32,492,360	$27,000,000	$1,899,799	$64,298,510

Eventide Healthcare & Life Sciences Fund
	Contingent Value
	Rights	Private Investments	Convertible Bonds	Warrant	Total
Beginning balance 6/30/2022	$1,177,995	$126,990,296	$795,520	$949,847	$129,913,658
Total realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(62,378)	(33,580,781)	41,870	—	(33,601,289)
Cost of purchases	—	2,228,334	—	—	2,228,334
Proceeds from sales	—	—	—	—
Corporate Action	—	—	(837,390)	—	(837,390)
Net transfers in/out of level 3	—	—	—	—	—
Ending balance 12/31/2022	$1,115,617	$95,637,849	$—	$949,847	$97,703,313

Eventide Multi-Asset Income Fund
	Corporate Bonds	Total
Beginning balance 6/30/2022	$3,800,000	$3,800,000
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Cost of purchases	—	—
Proceeds from sales	—	—
Net transfers in/out of level 3	—	—
Ending balance 12/31/2022	$3,800,000	$3,800,000

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Arch Oncology, Inc. Series C1 are as follows: (1) recent investor transactions in the company (2) updates from the company including new clinical trials data and (3) a ninety-percent discount to cost based on termination of trial and estimated remaining cash and wind-down expenses.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Beta Bionic Series B, Beta Bionic Series B2, Beta Bionic Series C, Beta Bionics Series C Warrant, are as follows: (1) recent investor transactions in the companies (2) updates from the companies including new clinical trials data and (3) a five-percent discount off of the Series C cost, adjusted valuation to reflect the Series C financing

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valuation, including the impact of dilution shares and warrants that came with Series C. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in BioSplice Therapeutics were as follows: (1) recent investor transactions in the company (2) updates from the company including new clinical trials data and (3) a sixty-percent discount to cost based on lower probability of success. A significant increase or decrease in the estimated probability of success could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Casma Therapeutics, Inc. Series B1, Casma Therapeutics, Inc. Series B2, Casma Therapeutics, Inc. Series C1, Flare Therapeutics, Inc. Series A, Flare Therapeutics, Inc. Series A2, Kojin Therapeutics, Inc. Series A-1, Kojin Therapeutics, Inc. Series A-2, Korro Bio, Inc. Series B1, LEXEO Therapeutics Series B, Metagenomi, LLC Series B, Metagenomi, LLC Series B-1, Prometheus Laboratories, Inc., and Shoreline Biosciences Series B private investments are as follows: (1) recent investor transactions in the companies (2) updates from the companies including new clinical trials data and (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Freenome Holdings, Inc. Series D are as follows: (1) recent investor transactions in the company (2) updates from the company including new clinical trials data and (3) a 5% discount to an approximate 44% write-down to Series E Strategic Investment price. Valuation is supported by update to model which included lowering peak sales and adjusting weighted probabilities. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Goldfinch Biopharma, Inc. Series A, Goldfinch Biopharma, Inc. Series B, Goldfinch Biopharma, Inc. Series B2 are as follows: (1) recent investor transactions in the companies (2) updates from the companies and (3) a 100% write-down. Lead investor is walking away from Series C Funding. The current investor syndicate is unable to fill funding gap. Goldfinch management has immediately transitioned to wind down the company.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Turnstone Biologics, Inc. Series D, are as follows: (1) recent investor transactions in the company (2) updates from the company including new clinical trials data and (3) a five-percent discount to an approximate 58.9% write-down to Series D price based on relevant public comps. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private note in Vision Fund International are as follows: (1) credit quality of the issuer, and (2) underlying business conditions for the issuer. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

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Fair Value at December 31, 2022	Valuation Techniques	Unobservable Input	Impact to Valuation
100%	The Manager plans to hold these securities to maturity and monitor’s the issuer’s ability to pay interest and principal and additional financial risk metrics and views par as the appropriate valuation. The initial interest rate was set with a spread to the relevant benchmark to compensate for liquidity and interest rate risks.	There is no active market for these securities however there is significant credit coverage for the loans, the Manager believes the issuer will be current with interest payments and pay principal in full at maturity.	A decline credit quality of the issuer could decrease the value of the security.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Peloton Therapeutics, Inc. contingent value rights are as follows: (1) updated valuations to reflect recent milestone payments, (2) DCF model reflecting the Manager’s probability of success for achieving the remaining milestone payments and (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

Fair Value at December 31, 2022	Valuation Techniques	Unobservable Input	Impact to Valuation
$0.73	Anticipated sale price less discounts plus discounted cash flow of contingent future payments.	2.5 - 75% range NPV of the milestone payments using POS (probability of success) based on our diligence for each milestone. 5% Liquidity Risk	Increase (Decrease) in Rate of Success Ratio equals increases (decreases) value

The total change in unrealized depreciation included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2022 was $0, $162,504, $33,601,289 and $0 for the Eventide Dividend Opportunities Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund and Eventide Multi-Asset Income Fund, respectively.

b) Accounting for Options – When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of exchange traded funds (“ETFs”)) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing

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such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

c) Short Sales – The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

d) Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2022, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2022, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2020 to June 30, 2022 or expected to be taken in the Funds’ June 30, 2023 year-end tax return.

e) Distributions to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Each Fund typically distributes substantially all of its net investment income in the form of dividends, interest and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist of both capital gains and net investment income. Each Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually. The Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund, Eventide Limited-Term Bond Fund and the Eventide Multi-Asset Income Fund intend to make annual capital gains distributions if applicable. The Eventide Core Bond Fund, Eventide Dividend Opportunities Fund and Eventide Large Cap Focus Fund intend to make quarterly income distributions if applicable. The Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund intend to make monthly income distributions if applicable.

f) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

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g) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the specific identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available. Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

h) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i) Indemnification – The Trust indemnifies its offers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j) Redemption Fees and Sales Charges (loads) – A $15 fee may be charged for redemptions made by wire. Redemptions of Eventide Exponential Technologies Fund within 180 days of purchase are subject to a redemption fee of 1.00%. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. The maximum deferred sales charge on Class A shares applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase. The maximum deferred sales charge on Class C shares applies to shares sold within 12 months of purchase. Class A shares purchased where the sales charge was waived, are subject to a CDSC of 1.00% on redemptions within 180 days of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2022, Eventide Core Bond Fund and Eventide Large Cap Focus Fund had $0 redemption fees paid to the fund and $0 CDSC fees paid to the distributor. For the six months ended December 31, 2022, there were the following redemption fees paid to the fund and CDSC fees paid to the distributor:

		CDSC Fees
Fund	Redemption Fees	Class A	Class C
Eventide Dividend Opportunities Fund	$—	$82	$677
Eventide Exponential Technologies Fund	80,245	—	372
Eventide Gilead Fund	—	22	1,793
Eventide Healthcare & Life Sciences Fund	—	128	1,698
Eventide Limited-Term Bond Fund	—	—	176
Eventide Multi-Asset Income Fund	—	37	251

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k) Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The asset of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

2. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2022, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Eventide Core Bond Fund	$13,189,585	$28,706,440
Eventide Dividend Opportunities Fund	176,181,083	88,804,846
Eventide Exponential Technologies Fund	51,989,875	39,105,916
Eventide Gilead Fund	630,701,814	677,995,934
Eventide Healthcare & Life Sciences Fund	592,255,682	590,948,733
Eventide Large Cap Focus Fund	6,487,758	525,495
Eventide Limited-Term Bond Fund	30,509,584	70,122,998
Eventide Multi-Asset Income Fund	81,899,842	70,260,392

3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Eventide Asset Management, LLC acts as investment manager to the Funds pursuant to the terms of a management agreement between the Manager and the Trust (the “Management Agreement”). Since December 14, 2018, Eventide Asset Management, LLC serves as investment adviser to the Eventide Limited-Term Bond Fund. Prior to December 14, 2018, Trinity Fiduciary Partners, LLC (“Trinity”) served as the investment adviser to Epiphany FFV Strategic Income Fund (“Epiphany FFV Fund”), the predecessor to Eventide Limited-Term Bond Fund. Boyd Watterson Asset Management, LLC serves as sub-adviser to the Eventide Limited-Term Bond Fund, the Eventide Core Bond Fund, and a portion of the Eventide Multi-Asset Income Fund’s portfolio. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. The fees paid by the Funds to the Manager are described in greater detail below. Prior to March 2, 2020, Eventide Multi-Asset Income Fund paid to the manager, as of the last day of each month, an annualized fee equal to 0.73% of its average net assets. Prior to December 14, 2018, the Epiphany FFV Fund paid to Trinity, as of the last day of each month, an annualized fee equal to 0.45% of its average net assets. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2022, management fees of $123,095, $1,749,514, $552,583, $17,589,012, $8,441,927, $11,406, $288,745 and $1,093,614 were incurred by the Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund, Eventide Limited-

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Term Bond Fund and Eventide Multi-Asset Income Fund, respectively, before the waivers and reimbursements described below.

Each Fund is authorized to pay the Manager an annual fee based on its average daily net assets. The management fee is paid monthly. The Manager has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain each Fund’s total annual operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at a certain level through October 31, 2023. This agreement may be terminated by the Board only on 60 days’ written notice to the Manager and upon the termination of the Management Agreement between the Trust and the Manager. Fee waivers and expense reimbursements are subject to possible recoupment by the Manager from the Funds in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture. Prior to December 14, 2018, Trinity had contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses at 1.25% and 1.00% of the average daily net assets of Epiphany FFV Fund’s Class A and Class I. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three years following the year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

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The following table lists the contractual management fee and the expense limitation for each Fund.

Fund	Contractual Advisory Fee	Expense Limitation
Eventide Core Bond Fund	0.36%	Class N:	0.78%
		Class A:	0.83%
		Class C:	1.58%
		Class I:	0.58%

Eventide Dividend Opportunities Fund	0.73%	Class N:	1.15%
		Class A:	1.20%
		Class C:	1.95%
		Class I:	0.95%

Eventide Exponential Technologies Fund	1.10%	Class N:	1.63%
		Class A:	1.68%
		Class C:	2.43%
		Class I:	1.43%

Eventide Gilead Fund	1.00% of the first $2 billion;	Class N:	1.62%
	0.95% on the next $1 billion;	Class A:	1.67%
	0.90% on the next $1 billion;	Class C:	2.42%
	and 0.85% thereafter	Class I:	1.42%

Eventide Healthcare & Life Sciences Fund	1.10%	Class N:	1.63%
		Class A:	1.68%
		Class C:	2.43%
		Class I:	1.43%

Eventide Large Cap Focus Fund	0.73%	Class N:	1.14%
		Class A:	1.19%
		Class C:	1.94%
		Class I:	0.94%

Eventide Limited-Term Bond Fund	0.33%	Class N:	0.75%
		Class A:	0.80%
		Class C:	1.55%
		Class I:	0.55%

Eventide Multi-Asset Income Fund	0.60%	Class N:	1.02%
		Class A:	1.07%
		Class C:	1.82%
		Class I:	0.82%

For the six months ended December 31, 2022, the Manager waived no management fees from Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund and waived fees of $103,404, $130,937, $30,941, $66,814, $107,306 and $104,484 from the Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Exponential Technologies Fund, Eventide Large Cap Focus Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund, respectively. As of December 31, 2022, the Manager has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

	2023	2024	2025
Eventide Core Bond Fund	$—	$99,512	$201,020
Eventide Dividend Opportunities Fund	113,677	64,772	—
Eventide Exponential Technologies Fund	—	53,115	—
Eventide Limited-Term Bond Fund	148,648	133,760	165,476
Eventide Multi-Asset Income Fund	103,007	65,335	—

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The Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund do not have any expenses previously waived by the Manager that are subject to recapture and did not waive any further expenses during the six months ended December 31, 2022.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides management and legal administrative services. For these services, the Fund pays MFund an annualized asset based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Management service fees.” A Trustee of the Trust is also the controlling member of MFund and the investment advisers to other series of the Trust.

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund as of the last day of each month an annualized base fee plus an annualized asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement.

The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, the Chairman of the Trust’s Audit Committee and the Chairman of the Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The “interested persons” of the Trust receive no compensation from the Fund. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust’s officers are not paid any fees directly by the Trust for serving in such capacity except for the chief compliance officer.

The Trust has adopted a distribution plan pursuant to rule 12b-1 under the 1940 Act for each class of shares except Class I, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per

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annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.

The 12b-1 fees may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

For the six months ended December 31, 2022, the Distributor received $210, $22,716, $3,354, $76,298, $30,911, $394, $527 and $10,114 in underwriter commissions from the sale of Class A shares of the Fund from the Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund, respectively.

4. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The following table represents aggregate cost for federal tax purposes, including options written, for the Funds as of December 31, 2022 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross Unrealized	Gross Unrealized	Total Unrealized Appreciation
Fund	Aggregate Cost	Appreciation	Depreciation	(Depreciation)
Eventide Core Bond Fund	$61,106,923	$8,467	$(8,575,429)	$(8,566,962)
Eventide Dividend Opportunities Fund	510,169,532	22,707,315	(46,900,909)	(24,193,594)
Eventide Exponential Technologies Fund	95,282,513	6,545,890	(18,454,029)	(11,908,139)
Eventide Gilead Fund	2,582,874,547	952,740,632	(398,184,174)	554,556,458
Eventide Healthcare & Life Sciences Fund	1,523,076,322	404,915,954	(432,384,863)	(27,468,909)
Eventide Large Cap Focus Fund	6,183,457	103,923	(286,979)	(183,056)
Eventide Limited-Term Bond Fund	145,049,390	11,909	(8,939,351)	(8,927,442)
Eventide Multi-Asset Income Fund	359,823,095	15,459,276	(31,100,638)	(15,641,362)

The tax character of fund distributions for the years ended June 30, 2022 and June 30, 2021 was as follows:

	For the year ended June 30, 2022:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Core Bond Fund	$1,309,050	$—	$152,476	$1,461,526
Eventide Dividend Opportunities Fund	5,984,302	8,263,195	—	14,247,497
Eventide Exponential Technologies Fund	1,906,725	—	—	1,906,725
Eventide Gilead Fund	—	327,575,226	—	327,575,226
Eventide Healthcare & Life Sciences Fund	34,043,234	158,591,589	—	192,634,823
Eventide Limited-Term Bond Fund	1,300,163	50,373	1,089,637	2,440,173
Eventide Multi-Asset Income Fund	11,154,838	13,561,075	—	24,715,913
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	For the year ended June 30, 2021:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Core Bond Fund	$662,544	$—	$372,081	$1,034,625
Eventide Dividend Opportunities Fund	2,119,397	442,713	—	2,562,110
Eventide Exponential Technologies Fund	119,830	—	—	119,830
Eventide Gilead Fund	—	46,777,382	—	46,777,382
Eventide Healthcare & Life Sciences Fund	2,584,287	84,024,399	—	86,608,686
Eventide Limited-Term Bond Fund	1,241,376	265,225	435,931	1,942,532
Eventide Multi-Asset Income Fund	3,474,637	1,599,165	—	5,073,802

As of June 30, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Eventide Core Bond Fund	$—	$—	$(6,486,403)	$(719,541)	$—	$(9,426,813)	$(16,632,757)
Eventide Dividend Opportunities Fund	—	3,227,726	(226,330)	—	—	(33,147,262)	(30,145,866)
Eventide Exponential Technologies Fund	—	—	(26,412,440)	(2,487,178)	—	(15,469,412)	(44,369,030)
Eventide Gilead Fund	—	172,237,611	(22,515,765)	—	—	583,152,468	732,874,314
Eventide Healthcare & Life Sciences Fund	—	—	(116,890,551)	—	—	(231,471,098)	(348,361,649)
Eventide Limited-Term Bond Fund	—	—	(2,141,205)	—	—	(11,091,717)	(13,232,922)
Eventide Multi-Asset Income Fund	—	3,573,046	—	—	—	(16,397,175)	(12,824,129)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, passive foreign investment companies, and adjustments for partnerships, real estate investment trusts, C-Corporation return of capital, paydowns and deemed distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Eventide Exponential Technologies Fund	$833,342
Eventide Gilead Fund	22,515,765
Eventide Healthcare & Life Sciences Fund	16,016,085

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Eventide Core Bond Fund	$6,486,403
Eventide Dividend Opportunities Fund	226,330
Eventide Exponential Technologies Fund	25,579,098
Eventide Healthcare & Life Sciences Fund	100,874,466
Eventide Limited-Term Bond Fund	2,141,205

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At June 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Eventide Core Bond Fund	$708,473	$11,068	$719,541	$—
Eventide Exponential Technologies Fund	2,355,821	131,357	2,487,178	—

During the fiscal period ended June 30, 2022, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distribution reclasses, and use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2022 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Eventide Core Bond Fund	$—	$—
Eventide Dividend Opportunities Fund	1,301,507	(1,301,507)
Eventide Exponential Technologies Fund	(1,010,828)	1,010,828
Eventide Gilead Fund	(17,961,736)	17,961,736
Eventide Healthcare & Life Sciences Fund	(3,871,416)	3,871,416
Eventide Limited-Term Bond Fund	—	—
Eventide Multi-Asset Income Fund	1,668,708	(1,668,708)

5. INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund at December 31, 2022 are noted in the Funds’ Schedule of Investments. Transactions during the year with companies which are affiliates are as follows:

Eventide Gilead Fund
							Net Increase/
						Dividends	Decrease in		Market Value at	Share Balance at
	Market Value at	Share Balance at			Corporate	Credited to	Appreciation	Realized Gains	December 31,	December 31,
Description	June 30, 2022	June 30, 2022	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	2022	2022
KnowBe4, Inc.	$61,042,694	3,907,983	$—	$(93,140,620)	$—	$—	$30,413,006	$1,684,920	$—	—
Beta Bionics Series B	18,435,172	139,527	—	—	—	—	—	—	18,435,172	139,527
Beta Bionics Series B2	6,457,272	48,872	—	—	—	—	—	—	6,457,272	48,872
Beta Bionics Series C	7,599,916	71,900	—	—	—	—	—	—	7,599,916	71,900
Beta Bionics Series C Warrants	1,899,799	17,975	—	—	—	—	—	—	1,899,799	17,975
Total	$95,434,853	4,186,257	$—	$(93,140,620)	$—	$—	$30,413,006	$1,684,920	$34,392,159	278,274
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Eventide Healthcare & Life Sciences Fund
							Net Increase/
						Dividends	Decrease in		Market Value at	Share Balance at
	Market Value at	Share Balance at			Corporate	Credited to	Appreciation	Realized Gains	December 31,	December 31,
Description	June 30, 2022	June 30, 2022	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	2022	2022
908 Devices, Inc. [1]	$30,845,900	1,498,101	$9,612,056	$—	$—	$—	$(23,460,289)	$—	$16,997,667	2,230,665
Annexon, Inc.	13,671,935	3,626,508	—	—	—	—	5,077,111	—	18,749,046	3,626,508
Aura Biosciences, Inc.	—	—	27,266,590	—	—	—	(3,627,226)	—	23,639,364	2,251,368
Casma Therapeutics, Inc.Series B1	2,185,000	5,000,000	—	—	—	—	—	—	2,185,000	5,000,000
Casma Therapeutics, Inc.Series B2	2,185,000	5,000,000	—	—	—	—	—	—	2,185,000	5,000,000
Casma Therapeutics, Inc.Series C1 [2]	—	—	—	—	837,390	—	(41,870)	—	795,520	1,820,413
Casma Therapeutics, Inc.Series C Tranche 1 ,5.0000% 4/28/23 [2]	795,520	830,000	—	—	(837,390)	—	41,870	—	—	—
Essa Pharma, Inc.	9,143,220	2,902,609	—	(9,390,280)	—	—	14,877,478	(14,630,418)	—	—
Freeline Therapeutics Ltd.	4,144,233	4,721,696	—	(14,842)	—	—	(1,281,571)	(511,444)	2,336,376	4,692,461
Freeline Therapeutics Ltd.Series C	1,024,178	1,228,304	—	—	—	—	(443,184)	—	580,994	1,228,304
Goldfinch Biopharma, Inc.Series A	5,605,000	5,000,000	—	—	—	—	(5,605,000)	—	—	5,000,000
Goldfinch Biopharma, Inc.Series B	9,500,000	8,474,576	—	—	—	—	(9,500,000)	—	—	8,474,576
Goldfinch Biopharma, Inc.Series B2	4,750,000	4,237,288	—	—	—	—	(4,750,000)	—	—	4,237,288
LEXEO Therapeutics Series B	14,250,300	8,718,446	—	—	—	—	—	—	14,250,300	8,718,446
Marinus Pharmaceuticals,Inc.	—	—	14,962,500	—	—	—	(2,425,500)	—	12,537,000	3,150,000
Mirum Pharmaceuticals,Inc.	—	—	43,799,054	—	—	—	(3,687,554)	—	40,111,500	2,057,000
Praxis Precision Medicines,Inc.	6,043,628	2,466,787	—	—	—	—	(172,675)	—	5,870,953	2,466,787
Prometheus Laboratories,Inc.	667,148	1,017,770	—	—	—	—	—	—	667,148	1,017,770
Sutro Biopharma, Inc.	14,113,760	2,708,975	—	(20,153,320)	—	—	20,274,321	(14,234,761)	—	—
VectivBio Holdings A.G.	12,630,838	2,339,044	7,999,500	—	—	—	8,692,257	—	29,322,595	3,405,644
Zymeworks, Inc.	28,515,060	5,380,200	—	(37,063,954)	—	—	83,486,125	(74,937,231)	—	—
TOTAL	$160,070,720	65,150,304	$103,639,700	$(66,622,396)	$—	$—	$77,454,293	(104,313,854)	$170,228,463	64,377,230
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Eventide Healthcare & Life Sciences Fund

Investments no longer affiliated as of December 31, 2022

							Net Increase/
						Dividends	Decrease in		Market Value at	Share Balance at
	Market Value at	Share Balance at			Corporate	Credited to	Appreciation	Realized Gains	December 31,	December 31,
Description	June 30, 2022	June 30, 2022	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	2022	2022
Cogent Biosciences, Inc.	$45,956,900	5,095,000	$—	$(40,585,147)	$—	$—	$7,969,290	$16,596,791	$29,937,834	2,589,778
Prometheus Biosciences,Inc.	91,259,120	3,232,700	—	(186,359,092)	—	—	37,455,142	149,268,009	91,623,179	832,938
Total	$137,216,020	8,327,700	$—	$(226,944,239)	$—	$—	$45,424,432	$165,864,800	$121,561,013	3,422,716

	$297,286,740	73,478,004	$103,639,700	$(293,566,635)	$—	$—	$122,878,725	$61,550,946	$291,789,476	67,799,946

1.	Not affiliated June 30, 2022.

2.	Conversion of convertible note to private investment.

6. INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2022, the Eventide Dividend Opportunities Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund and Eventide Multi-Asset Income Fund were invested in the following restricted securities:

Eventide Dividend Opportunities Fund
	Initial Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 2.6110%, 11/30/23	12/1/21	2,000,000	$2,000,000	$2,000,000	0.4%

Eventide Gilead Fund
	Initial Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Beta Bionic Series B	8/31/18	139,527	$20,000,031	$18,435,172	0.6%
Beta Bionic Series B2	6/27/19	48,872	7,400,000	6,457,272	0.2%
Beta Bionic Series C	2/16/22	71,900	9,999,867	7,599,916	0.2%
Beta Bionic Series C Warrant	2/16/22	17,975	—	1,899,799	0.1%
Peloton Therapeutics, Inc. - CVR	2/14/19	3,982,940	—	2,906,351	0.1%
Vision Fund International, 2.6110%, 11/30/23	12/1/21	7,000,000	7,000,000	7,000,000	0.2%
Vision Fund International, 3.1500%, 12/15/25	12/16/21	5,000,000	5,000,000	5,000,000	0.2%
Vision Fund International, 3.2230%, 12/15/26	12/16/21	5,000,000	5,000,000	5,000,000	0.2%
Vision Fund International, 4.7400%, 06/16/25	5/18/22	5,000,000	5,000,000	5,000,000	0.2%
Vision Fund International, 5.9030%, 09/19/25	9/21/22	5,000,000	5,000,000	5,000,000	0.2%
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Eventide Healthcare & Life Sciences Fund
	Initial Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Arch Oncology, Inc. Series C1	4/26/21	4,643,043	5,952,381	565,523	0.0%
Beta Bionic Series B	8/31/18	69,763	10,000,016	9,217,520	0.6%
Beta Bionic Series B2	6/27/19	59,439	9,000,000	7,853,449	0.5%
Beta Bionic Series C	2/16/22	35,950	4,999,933	3,799,958	0.2%
Beta Bionic Series C Warrant	2/16/22	8,987	—	949,847	0.1%
BioSplice Therapeutics	3/5/21	295,276	15,000,021	5,435,470	0.3%
Casma Therapeutics, Inc. Series B1	8/26/20	5,000,000	3,750,000	2,185,000	0.1%
Casma Therapeutics, Inc. Series B2	6/7/21	5,000,000	3,750,000	2,185,000	0.1%
Casma Therapeutics, Inc. Series C1	7/6/22	1,820,413	837,390	795,520	0.0%
Flare Therapeutics, Inc. Series A	4/22/21	1,097,561	1,097,561	1,042,683	0.1%
Flare Therapeutics, Inc. Series A2	5/31/22	902,439	902,439	857,317	0.1%
Freeline Therapeutics Ltd. Series C	6/29/20	1,228,304	15,750,000	580,994	0.0%
Freenome Holdings, Inc. Series D	11/22/21	928,098	6,999,994	5,760,519	0.4%
Goldfinch Biopharma, Inc. Series A	3/15/19	5,000,000	5,000,000	—	0.0%
Goldfinch Biopharma, Inc. Series B	6/29/20	8,474,576	10,000,000	—	0.0%
Goldfinch Biopharma, Inc. Series B2	3/21/22	4,237,288	5,000,000	—	0.0%
Kojin Therapeutics, Inc. Series A-1	6/2/21	763,319	1,499,998	1,424,998	0.1%
Kojin Therapeutics, Inc. Series A-2	1/28/22	763,319	1,499,998	1,424,998	0.1%
Korro Bio, Inc. Series B1	11/8/21	3,831,418	10,000,001	9,500,001	0.6%
LEXEO Therapeutics Series B	8/10/21	8,718,446	14,999,999	14,250,300	0.9%
Metagenomi, LLC Series B	1/21/22	686,724	7,999,998	9,177,586	0.6%
Metagenomi, LLC Series B-1	12/20/22	98,875	1,390,944	1,321,395	0.1%
Peloton Therapeutics, Inc. - CVR	2/14/19	1,528,871	—	1,115,617	0.1%
Prometheus Laboratories, Inc.	12/31/20	1,017,770	702,262	667,148	0.0%
Shoreline Biosciences Series B	10/28/21	1,489,958	15,000,003	14,249,958	0.9%
Turnstone Biologics Inc. Series D	6/29/21	3,660,670	9,999,999	3,923,506	0.2%

Eventide Multi-Asset Income Fund
	Initial Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 3.7250%, 2/24/25	2/25/22	3,800,000	$3,800,000	$3,800,000	1.1%

7. PORTFOLIO CONCENTRATION RISK

The Eventide Exponential Technologies Fund invests primarily in equity and equity-related securities of companies in the technology sectors that derive or are expected to derive 50% or more of their revenue from technology products and services including, but not limited to, information technology, communications companies, internet and direct marketing retail services and healthcare technology and devices companies. Because of its focus on technology companies, the Eventide Exponential Technologies Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Exponential Technologies Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare &

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Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

8. OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

9. MARKET RISK

Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

The impact of the COVID-19 pandemic adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the effects cannot be determined with certainty.

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10. LINE OF CREDIT

Currently, the Eventide Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2022, the Eventide Core Bond Fund and the Eventide Limited-Term Bond Fund accessed the line of credit. Based only on the days borrowed, the average amount of borrowings outstanding was $459,000 and $7,339,500, respectively. As of December 31, 2022, the line of credit was used a total of one day for the Eventide Core Bond Fund and two days for the Eventide Limited-Term Bond Fund. As of December 31, 2022, the interest expense for the Eventide Core Bond Fund and the Eventide Limited-Term Bond Fund is $70 and $3,983, respectively. The average interest rate for the Eventide Core Bond Fund and the Eventide Limited-Term Bond Fund during the six months ended December 31, 2022 was 5.50% and 5.50%, respectively. As of December 31, 2022, the Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund, Eventide Limited-Term Bond Fund and the Eventide Multi-Asset Income Fund each paid $489 in line of credit fees. As of December 31, 2022, the Eventide Core Bond Fund and the Eventide Limited-Term Bond Fund had $0 and $0 in outstanding borrowings on the Uncommitted Line, respectively.

11. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, Charles Schwab & Co, Inc. Special Custody Account for the Exclusive Benefit of Customers held 70.61% and 32.91% of the Eventide Core Bond Fund and Eventide Limited-Term Bond Fund, respectively. As of December 31, 2022, TD Ameritrade, Inc. for the Exclusive Benefit of Customers held 37.40% of the Eventide Large Cap Focus Fund.

12. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

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Eventide Large Cap Focus Fund

Consideration and Approval of Management Agreement between Mutual Fund Series Trust and Eventide Asset Management, LLC with respect to Eventide Large Cap Focus Fund

In connection with a meeting held on April 28, May 17 & 26, 2022 the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, considered the advisory agreement (the “Management Agreement”) between the Trust and Eventide Asset Management, LLC (“Eventide”) with respect to Eventide Large Cap Focus Fund (“Eventide LC”).

The Board examined Eventide’s responses to a series of questions regarding, among other things, the management services it would provide to Eventide LC, comparative fee and expense information, and profitability from managing Eventide LC. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to various factors in reaching his conclusions with respect to the approval of the Management Agreement.

Nature, Extent and Quality of Services. The Board considered its significant experience with Eventide as the advisor to several other series of the Trust, and its strong working relationship with Eventide and its personnel. The Board remarked that Eventide’s portfolio management team would combine its investment experience with proprietary research provided by research partners and industry experts to identify investment opportunities. It noted that Eventide would review Eventide LC’s portfolio on a regular basis and would monitor Eventide LC’s investment limitations daily through an automated compliance script. The Board noted that Eventide would review Eventide LC’s holdings for consistency with Eventide LC’s values-based screens through Eventide’s Edify system. The Board observed that Eventide directed trades to broker-dealers with an eye toward obtaining best execution in terms of share price, quality of service and commissions. The Board discussed that Eventide recently rolled out a mobile device management solution and implemented vendor management software to manage third-party risk. The Board observed that a third-party cybersecurity review of Eventide’s infrastructure and processes was currently underway. The Board remarked that Eventide did not report any material litigation or administrative actions involving Eventide or any Eventide affiliate and had no pending regulatory examinations or investigations. After discussion, the Board concluded that Eventide had the potential to provide high quality services to Eventide LC and its shareholders.

Performance. The Board noted that Eventide had demonstrated, as evidenced by the other series of the Trust it managed, that it had the ability to successfully manage Eventide LC and ensure compliance with portfolio restrictions and limitations. The Board reviewed the performance of mutual funds managed by Eventide LC’s proposed portfolio managers, each of which had outperformed all benchmarks since their inception. The Board determined that Eventide’s track record of managing mutual funds gave the Board confidence that Eventide would provide value to shareholders as advisor to Eventide LC.

Fees and Expenses. The Board noted that the 0.73% advisory fee for Eventide LC was slightly higher than the average of the peer group but lower than the peer group high of 1.00% and the Morningstar category high of 1.25%.

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The Board discussed that the 1.19% estimated net expense ratio for Eventide LC was equal to the average of its peer group and well below the Morningstar category high of 2.15%. The Board acknowledged Eventide’s robust discussion of the reasonableness of its fee, including the level of expertise and skill required to manage a fund like Eventide LC and Eventide’s highly differentiated values-based screening process. The Board concluded that the proposed advisory fee for Eventide LC was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by Eventide and noted that it anticipated a loss in connection with its relationship with Eventide LC during the first year of the Management Agreement and at a slim profit during the second year of the Management Agreement. After discussion, the Board agreed that excessive profitability was not an issue for Eventide LC at this time.

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of Eventide LC and noted that Eventide was not inclined to offer fee concessions at this time due in part to the high (and continuously increasing) costs of sponsoring mutual funds as well as the business and financial risks assumed by Eventide when managing a mutual fund, particularly a new fund. The Board noted material economies were not anticipated to be reached during the initial period of the Management Agreement and agreed that the matter of economies of scale would be revisited as Eventide LC’s size materially increased.

Conclusion. Having requested and received such information from Eventide as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure for Eventide LC was reasonable, and that approval of the Management Agreement was in the best interests of Eventide LC and its future shareholders.

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Eventide Funds
Expense Examples (Unaudited)	December 31, 2022

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example for Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 through December 31, 2022.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each of Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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					Hypothetical
			Actual		(5% return before expenses)
		Beginning	Ending		Ending	Expenses
	Funds’ Annualized	Account Value	Account Value	Expenses	Account Value	Paid During
	Expense Ratio	7/1/22	12/31/22	Paid During Period*	12/31/22	Period
Eventide Core Bond Fund - Class N	0.78%	$1,000.00	$972.40	$3.88	$1,021.27	$3.97
Eventide Core Bond Fund – Class A	0.83%	1,000.00	973.70	4.13	1,021.02	4.23
Eventide Core Bond Fund – Class C	1.58%	1,000.00	968.70	7.84	1,017.24	8.04
Eventide Core Bond Fund – Class I	0.58%	1,000.00	974.90	2.89	1,022.28	2.96
Eventide Dividend Opportunities Fund - Class N	1.15%	1,000.00	1,021.50	5.86	1,019.41	5.85
Eventide Dividend Opportunities Fund – Class A	1.20%	1,000.00	1,021.20	6.11	1,019.16	6.11
Eventide Dividend Opportunities Fund – Class C	1.95%	1,000.00	1,017.00	9.91	1,015.38	9.91
Eventide Dividend Opportunities Fund – Class I	0.95%	1,000.00	1,022.40	4.84	1,020.42	4.84
Eventide Exponential Technologies Fund - Class N	1.63%	1,000.00	903.80	7.83	1,016.98	8.29
Eventide Exponential Technologies Fund – Class A	1.68%	1,000.00	903.00	8.06	1,016.73	8.54
Eventide Exponential Technologies Fund – Class C	2.43%	1,000.00	898.80	11.63	1,012.95	12.33
Eventide Exponential Technologies Fund – Class I	1.43%	1,000.00	904.30	6.87	1,017.99	7.28
Eventide Gilead Fund – Class N	1.37%	1,000.00	985.70	6.86	1,018.30	6.97
Eventide Gilead Fund – Class A	1.42%	1,000.00	985.60	7.11	1,018.05	7.22
Eventide Gilead Fund – Class C	2.17%	1,000.00	982.00	10.84	1,014.27	11.02
Eventide Gilead Fund – Class I	1.17%	1,000.00	986.70	5.88	1,019.28	5.98
Eventide Healthcare & Life Sciences Fund – Class N	1.53%	1,000.00	1,229.10	8.62	1,017.47	7.80
Eventide Healthcare & Life Sciences Fund – Class A	1.58%	1,000.00	1,228.40	8.89	1,017.22	8.05
Eventide Healthcare & Life Sciences Fund – Class C	2.33%	1,000.00	1,224.40	13.08	1,013.44	11.84
Eventide Healthcare & Life Sciences Fund – Class I	1.33%	1,000.00	1,230.30	7.50	1,018.48	6.78
Eventide Large Cap Focus Fund – Class N	1.17%	1,000.00	973.10	5.82	1,019.31	5.96
Eventide Large Cap Focus Fund – Class A	1.22%	1,000.00	973.20	6.07	1,019.06	6.21
Eventide Large Cap Focus Fund – Class C	1.97%	1,000.00	970.00	9.78	1,015.27	10.01
Eventide Large Cap Focus Fund – Class I	0.97%	1,000.00	973.50	4.83	1,020.31	4.94
Eventide Limited-Term Bond Fund – Class N	0.75%	1,000.00	996.60	3.77	1,021.42	3.82
Eventide Limited-Term Bond Fund – Class A	0.80%	1,000.00	995.40	4.05	1,021.15	4.10
Eventide Limited-Term Bond Fund – Class C	1.55%	1,000.00	992.80	7.81	1,017.37	7.91
Eventide Limited-Term Bond Fund – Class I	0.55%	1,000.00	997.70	2.77	1,022.43	2.80
Eventide Multi-Asset Income Fund – Class N	1.02%	1,000.00	1,003.80	5.15	1,020.06	5.15
Eventide Multi-Asset Income Fund – Class A	1.07%	1,000.00	1,003.50	5.40	1,019.81	5.45
Eventide Multi-Asset Income Fund – Class C	1.82%	1,000.00	999.80	9.17	1,016.03	9.25
Eventide Multi-Asset Income Fund – Class I	0.82%	1,000.00	1,004.80	4.14	1,021.07	4.18

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
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Eventide Funds
Additional Information (Unaudited)	December 31, 2022

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-771-3836.

Information regarding how each Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836; and on the SEC’s website at http://www.sec.gov.

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Privacy Notice
Mutual Fund Series Trust Revised July 2017	1 of 2

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

■         Social Security number and wire transfer instructions

■         account transactions and transaction history

■         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?

For our everyday business purposes such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO

For our marketing purposes to offer our products and services to you.	NO	We don’t share

For joint marketing with other financial companies.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share

For our affiliates to market to you	NO	We don’t share

For non-affiliates to market to you	NO	We don’t share
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Privacy Notice
Mutual Fund Series Trust Revised July 2017	2 of 2

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

■     open an account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

■     affiliates from using your information to market to you.

■     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Mutual Fund Series Trust doesn’t jointly market.

QUESTIONS?	Call 1-866-447-4228

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MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

MANAGER
Eventide Asset Management, LLC
One International Place
Suite 4210
Boston, MA 02110

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive.
Suite 302
Milwaukee, WI 53212

ETF-SAR22
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(b)        Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Michael Schoonover	/s/ Michael Schoonover
President,
Date: 3/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Michael Schoonover	/s/ Michael Schoonover ___________
President

Date: 3/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: 3/8/2023